AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 80.3%
Common Stocks — 57.8%
Aerospace & Defense — 0.6%
Airbus SE (France)*	30,224	$3,427,669
Aselsan Elektronik Sanayi Ve Ticaret A/S (Turkey)	329,518	597,711
Austal Ltd. (Australia)	1,324,044	2,260,975
Curtiss-Wright Corp.	8,565	1,015,809
Elbit Systems Ltd. (Israel)	1,725	245,101
General Dynamics Corp.	23,500	4,266,660
Howmet Aerospace, Inc.*	82,400	2,647,512
Kaman Corp.	2,286	117,249
L3Harris Technologies, Inc.	6,334	1,283,775
Lockheed Martin Corp.	88,200	32,589,900
Northrop Grumman Corp.	16,000	5,178,240
QinetiQ Group PLC (United Kingdom)	65,124	283,656
Raytheon Technologies Corp.	568,146	43,900,642
Safran SA (France)*	29,216	3,980,714
Vectrus, Inc.*	25,000	1,336,000
		103,131,613
Air Freight & Logistics — 0.4%
Cia de Distribucion Integral Logista Holdings SA (Spain)	10,830	215,360
Deutsche Post AG (Germany)	582,531	31,989,235
DSV Panalpina A/S (Denmark)	53,492	10,509,897
FedEx Corp.	24,419	6,935,973
Hub Group, Inc. (Class A Stock)*	13,600	915,008
Kintetsu World Express, Inc. (Japan)	74,900	1,952,802
Maruwa Unyu Kikan Co. Ltd. (Japan)	60,500	1,059,350
PostNL NV (Netherlands)*	87,140	424,785
Royal Mail PLC (United Kingdom)*	102,500	719,465
SBS Holdings, Inc. (Japan)	95,900	2,404,571
SG Holdings Co. Ltd. (Japan)	75,400	1,732,753
United Parcel Service, Inc. (Class B Stock)	87,676	14,904,043
Yamato Holdings Co. Ltd. (Japan)	37,100	1,020,895
		74,784,137
Airlines — 0.1%
Delta Air Lines, Inc.*	132,157	6,380,540
Deutsche Lufthansa AG (Germany)*	80,440	1,066,367
Mesa Air Group, Inc.*	125,100	1,682,595
Sun Country Airlines Holdings, Inc.*	1,559	53,443
		9,182,945
Auto Components — 0.2%
Adient PLC*	89,800	3,969,160
ARB Corp. Ltd. (Australia)	104,189	2,737,080
Balkrishna Industries Ltd. (India)	2,002	46,403
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (China) (Class A Stock)	8,500	245,414
Cheng Shin Rubber Industry Co. Ltd. (Taiwan)	38,000	64,335
Dana, Inc.	91,900	2,235,927
ElringKlinger AG (Germany)*(a)	11,645	172,178
Fuyao Glass Industry Group Co. Ltd. (China) (Class H Stock), 144A	7,600	45,459
	Shares	Value
Common Stocks (continued)
Auto Components (cont’d.)
Gentex Corp.	60,300	$2,150,901
Gentherm, Inc.*	17,100	1,267,281
Hankook Tire & Technology Co. Ltd. (South Korea)	34,883	1,512,657
Huayu Automotive Systems Co. Ltd. (China) (Class A Stock)	8,716	36,735
Hyundai Mobis Co. Ltd. (South Korea)	3,962	1,026,996
Johnson Electric Holdings Ltd. (Hong Kong)	497,000	1,342,855
Koito Manufacturing Co. Ltd. (Japan)	12,600	849,687
Modine Manufacturing Co.*	41,800	617,386
Motherson Sumi Systems Ltd. (India)*	269,688	748,256
Musashi Seimitsu Industry Co. Ltd. (Japan)	12,500	214,532
NGK Spark Plug Co. Ltd. (Japan)	18,900	327,385
Nifco, Inc. (Japan)	10,500	384,276
NOK Corp. (Japan)	21,700	296,140
Press Kogyo Co. Ltd. (Japan)	159,800	483,390
Standard Motor Products, Inc.	10,200	424,116
Stanley Electric Co. Ltd. (Japan)	15,000	448,577
Sumitomo Electric Industries Ltd. (Japan)	87,000	1,309,669
Sumitomo Rubber Industries Ltd. (Japan)	21,000	248,043
Toyo Tire Corp. (Japan)	12,400	219,360
Toyoda Gosei Co. Ltd. (Japan)	7,500	197,797
Toyota Boshoku Corp. (Japan)	13,500	224,029
Toyota Industries Corp. (Japan)	17,400	1,554,571
TPR Co. Ltd. (Japan)	226,200	3,294,685
TS Tech Co. Ltd. (Japan)	62,000	925,770
XPEL, Inc.*	13,800	716,634
Yokohama Rubber Co. Ltd. (The) (Japan)	49,400	885,340
		31,223,024
Automobiles — 1.1%
Bajaj Auto Ltd. (India)*	11,544	582,241
Bayerische Motoren Werke AG (Germany)	39,312	4,085,209
BYD Co. Ltd. (China) (Class H Stock)	31,500	677,968
Daimler AG (Germany)	305,465	27,262,591
Eicher Motors Ltd. (India)*	960	34,388
Ferrari NV (Italy)	37,715	7,887,185
Ford Motor Co.*	1,543,500	18,907,875
Ford Otomotiv Sanayi A/S (Turkey)	94,473	2,221,803
General Motors Co.*	810,896	46,594,084
Great Wall Motor Co. Ltd. (China) (Class H Stock)	109,500	307,067
Hero MotoCorp Ltd. (India)	2,575	103,141
Honda Motor Co. Ltd. (Japan)	198,100	5,956,506
Hyundai Motor Co. (South Korea)	5,393	1,045,233
Isuzu Motors Ltd. (Japan)	69,900	754,754
Kia Corp. (South Korea)	37,074	2,726,399
NIO, Inc. (China), ADR*(a)	13,300	518,434
Stellantis NV	108,507	1,921,051
Suzuki Motor Corp. (Japan)	43,200	1,972,235
Tesla, Inc.*(a)	84,415	56,383,311
Toyota Motor Corp. (Japan)	64,700	5,054,847
A1

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Automobiles (cont’d.)
Trigano SA (France)	12,749	$2,388,149
Volkswagen AG (Germany)(a)	3,812	1,382,922
Winnebago Industries, Inc.	57,600	4,418,496
Yadea Group Holdings Ltd. (China), 144A	22,000	49,189
Yamaha Motor Co. Ltd. (Japan)	34,200	842,393
		194,077,471
Banks — 3.1%
77 Bank Ltd. (The) (Japan)	147,000	2,072,439
Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	31,526	41,910
Al Rajhi Bank (Saudi Arabia)	78,486	2,068,089
Ameris Bancorp(a)	25,304	1,328,713
Aozora Bank Ltd. (Japan)	261,600	6,008,224
Associated Banc-Corp.	108,000	2,304,720
Banc of California, Inc.	63,300	1,144,464
Banco Bradesco SA (Brazil)	29,333	122,207
Banco do Brasil SA (Brazil)	236,800	1,284,412
Banco Santander Brasil SA (Brazil), UTS	160,700	1,134,306
Bancolombia SA (Colombia)	5,441	42,720
Bancorp, Inc. (The)*	84,700	1,754,984
Bank of America Corp.	722,990	27,972,483
Bank of China Ltd. (China) (Class H Stock)	4,625,000	1,768,458
Bank of Montreal (Canada)	12,800	1,140,969
Bank of Nova Scotia (The) (Canada)	17,900	1,119,836
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	70,300	2,686,866
Bankinter SA (Spain)	35,544	246,432
BankUnited, Inc.	14,445	634,858
BAWAG Group AG (Austria), 144A*	58,261	3,028,570
Berkshire Hills Bancorp, Inc.	66,300	1,479,816
BNK Financial Group, Inc. (South Korea)	49,427	296,960
BNP Paribas SA (France)*	378,559	23,112,837
BOC Hong Kong Holdings Ltd. (China)	849,500	2,983,089
Cadence BanCorp	118,500	2,456,505
Canadian Imperial Bank of Commerce (Canada)	25,700	2,516,420
Chiba Bank Ltd. (The) (Japan)	1,146,900	7,526,620
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	197,000	100,764
China Construction Bank Corp. (China) (Class H Stock)	3,388,000	2,863,166
China Merchants Bank Co. Ltd. (China) (Class H Stock)	85,000	654,558
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	1,108,700	646,023
China Zheshang Bank Co. Ltd. (China) (Class A Stock)	459,000	284,508
Citigroup, Inc.	330,709	24,059,080
Citizens Financial Group, Inc.	96,800	4,273,720
Commonwealth Bank of Australia (Australia)	213,846	14,010,178
ConnectOne Bancorp, Inc.	25,200	638,820
Credit Agricole SA (France)*	1,132,071	16,426,044
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
CTBC Financial Holding Co. Ltd. (Taiwan)	388,000	$301,089
Customers Bancorp, Inc.*	67,600	2,151,032
DBS Group Holdings Ltd. (Singapore)	997,400	21,439,874
DNB ASA (Norway)	655,975	13,966,751
East West Bancorp, Inc.	121,574	8,972,161
Eastern Bankshares, Inc.	14,223	274,362
Enterprise Financial Services Corp.	4,394	217,239
Financial Institutions, Inc.	17,800	539,162
First Abu Dhabi Bank PJSC (United Arab Emirates)	336,142	1,336,814
First Bancorp	601	26,144
First BanCorp. (Puerto Rico)	98,300	1,106,858
First Commonwealth Financial Corp.	32,500	467,025
First Merchants Corp.	7,100	330,150
First Republic Bank	22,400	3,735,200
Great Western Bancorp, Inc.	72,500	2,196,025
Gunma Bank Ltd. (The) (Japan)	600,800	2,155,270
Habib Bank Ltd. (Pakistan)	57,150	43,619
Hachijuni Bank Ltd. (The) (Japan)	256,000	933,092
Hana Financial Group, Inc. (South Korea)	321,009	12,161,857
Hancock Whitney Corp.	86,900	3,650,669
Hanmi Financial Corp.	55,200	1,089,096
HDFC Bank Ltd. (India), ADR*	30,541	2,372,730
Heartland Financial USA, Inc.	55,400	2,784,404
Hilltop Holdings, Inc.	116,600	3,979,558
Hirogin Holdings, Inc. (Japan)	130,800	800,914
Home BancShares, Inc.	12,500	338,125
Hope Bancorp, Inc.	218,900	3,296,634
ICICI Bank Ltd. (India)*	110,682	884,715
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	2,842,000	2,048,825
Industrial Bank Co. Ltd. (China) (Class A Stock)	101,800	374,363
Industrial Bank of Korea (South Korea)	286,808	2,324,953
International Bancshares Corp.	17,400	807,708
Japan Post Bank Co. Ltd. (Japan)(a)	153,800	1,479,964
JPMorgan Chase & Co.	649,509	98,874,755
Jyske Bank A/S (Denmark)*	76,672	3,664,307
KB Financial Group, Inc. (South Korea)	99,168	4,934,979
KeyCorp	265,100	5,296,698
Masraf Al Rayan QSC (Qatar)	143,253	168,649
Mebuki Financial Group, Inc. (Japan)	742,900	1,754,674
Mediobanca Banca di Credito Finanziario SpA (Italy)*	72,311	802,831
Metropolitan Bank Holding Corp.*	6,700	337,412
MidWestOne Financial Group, Inc.	14,800	458,356
Mizuho Financial Group, Inc. (Japan)	676,600	9,699,067
National Bank of Canada (Canada)	15,600	1,059,737
Nordea Bank Abp (Finland)	2,051,966	20,222,863
OceanFirst Financial Corp.	41,000	981,540
OFG Bancorp (Puerto Rico)	102,500	2,318,550
Oversea-Chinese Banking Corp. Ltd. (Singapore)	546,900	4,787,777
PacWest Bancorp	115,271	4,397,589
Pinnacle Financial Partners, Inc.	26,364	2,337,432

A2

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
PNC Financial Services Group, Inc. (The)	85,861	$15,060,878
Popular, Inc. (Puerto Rico)	47,700	3,354,264
Qatar International Islamic Bank QSC (Qatar)	16,610	39,867
Qatar Islamic Bank SAQ (Qatar)	66,059	298,665
QCR Holdings, Inc.	16,700	788,574
Republic Bancorp, Inc. (Class A Stock)	4,100	181,589
Resona Holdings, Inc. (Japan)	261,500	1,098,881
RHB Bank Bhd (Malaysia)	36,400	47,180
Ringkjoebing Landbobank A/S (Denmark)	3,102	303,406
Riyad Bank (Saudi Arabia)	30,181	180,704
Royal Bank of Canada (Canada)	27,200	2,507,889
Saudi National Bank (Saudi Arabia)	70,906	1,004,850
Sberbank of Russia PJSC (Russia), ADR	134,805	2,074,808
Seacoast Banking Corp. of Florida*	1,161	42,075
Seven Bank Ltd. (Japan)	96,500	221,125
Shanghai Commercial & Savings Bank Ltd. (The) (Taiwan)	72,000	105,904
Shanghai Pudong Development Bank Co. Ltd. (China) (Class A Stock)	202,600	339,654
Shinhan Financial Group Co. Ltd. (South Korea)	74,672	2,482,752
Shinsei Bank Ltd. (Japan)*	64,700	1,044,406
Siam Commercial Bank PCL (The) (Thailand)	18,700	67,153
Silvergate Capital Corp. (Class A Stock)*	1,040	147,857
Simmons First National Corp. (Class A Stock)	54,800	1,625,916
SinoPac Financial Holdings Co. Ltd. (Taiwan)	216,000	97,507
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)(a)	195,050	2,382,057
South State Corp.	6,200	486,762
SpareBank 1 Nord Norge (Norway)	161,350	1,541,598
SpareBank 1 SMN (Norway)	155,181	1,950,977
State Bank of India (India)*	215,672	1,082,551
Sumitomo Mitsui Financial Group, Inc. (Japan)	222,400	8,057,362
Sydbank A/S (Denmark)	8,745	235,892
Taishin Financial Holding Co. Ltd. (Taiwan)	217,000	102,026
Texas Capital Bancshares, Inc.*(a)	4,600	326,232
Toronto-Dominion Bank (The) (Canada)	17,500	1,141,323
Towne Bank	7,300	221,920
TriState Capital Holdings, Inc.*	38,000	876,280
Truist Financial Corp.	202,310	11,798,719
Turkiye Garanti Bankasi A/S (Turkey)*	322,285	261,725
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)*	628,571	367,424
U.S. Bancorp	132,000	7,300,920
United Overseas Bank Ltd. (Singapore)	399,900	7,695,625
Valiant Holding AG (Switzerland)	7,353	766,811
Valley National Bancorp	152,800	2,099,472
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
VTB Bank PJSC (Russia)	2,112,450,000	$1,194,382
Wells Fargo & Co.	1,030,400	40,257,728
Wintrust Financial Corp.	83,460	6,326,268
Woori Financial Group, Inc. (South Korea)	283,337	2,530,377
Yamaguchi Financial Group, Inc. (Japan)	78,000	519,701
		555,558,402
Beverages — 0.5%
Anadolu Efes Biracilik Ve Malt Sanayii A/S (Turkey)	66,378	169,928
Carlsberg A/S (Denmark) (Class B Stock)	60,136	9,239,873
Cia Cervecerias Unidas SA (Chile)	26,382	232,154
Coca-Cola Co. (The)	206,500	10,884,615
Coca-Cola HBC AG (Switzerland)*	32,594	1,037,254
Coca-Cola Icecek A/S (Turkey)	31,369	262,008
Constellation Brands, Inc. (Class A Stock)	9,800	2,234,400
Keurig Dr. Pepper, Inc.	47,300	1,625,701
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	300	92,181
Monster Beverage Corp.*	291,200	26,525,408
National Beverage Corp.(a)	69,200	3,384,572
PepsiCo, Inc.	95,225	13,469,576
Pernod Ricard SA (France)	33,379	6,254,348
Remy Cointreau SA (France)	20,713	3,824,838
Wuliangye Yibin Co. Ltd. (China) (Class A Stock)	35,016	1,435,397
		80,672,253
Biotechnology — 1.0%
AbbVie, Inc.	378,776	40,991,139
Abcam PLC (United Kingdom)*	241,168	4,677,782
ALX Oncology Holdings, Inc.*	5,600	412,944
Amgen, Inc.	24,100	5,996,321
Amicus Therapeutics, Inc.*	29,490	291,361
Apellis Pharmaceuticals, Inc.*	6,642	285,008
Arcus Biosciences, Inc.*(a)	14,400	404,352
Ardelyx, Inc.*	207,800	1,375,636
Argenx SE (Netherlands), ADR*	15,201	4,186,203
Arrowhead Pharmaceuticals, Inc.*	16,800	1,114,008
Avid Bioservices, Inc.*	109,500	1,996,185
BeiGene Ltd. (China), ADR*	1,927	670,750
BGI Genomics Co. Ltd. (China) (Class A Stock)	1,500	28,165
Biogen, Inc.*	7,800	2,182,050
Blueprint Medicines Corp.*	38,500	3,743,355
Burning Rock Biotech Ltd. (China), ADR*(a)	19,375	521,575
CareDx, Inc.*	42,700	2,907,443
Catalyst Pharmaceuticals, Inc.*(a)	455,900	2,101,699
Denali Therapeutics, Inc.*	57,600	3,288,960
Eagle Pharmaceuticals, Inc.*	37,800	1,577,772
Emergent BioSolutions, Inc.*	42,600	3,957,966
FibroGen, Inc.*(a)	21,800	756,678
Genetron Holdings Ltd. (China), ADR*	36,512	783,548

A3

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Gilead Sciences, Inc.	497,600	$32,159,888
Immunovant, Inc.*	4,200	67,368
Innovent Biologics, Inc. (China), 144A*	104,274	1,062,565
Intellia Therapeutics, Inc.*(a)	3,859	309,704
Kezar Life Sciences, Inc.*	21,000	125,160
Ligand Pharmaceuticals, Inc.*(a)	14,200	2,164,790
Moderna, Inc.*	13,600	1,780,920
Myriad Genetics, Inc.*	109,500	3,334,275
Natera, Inc.*	2,746	278,829
Nurix Therapeutics, Inc.*	5,698	177,151
OPKO Health, Inc.*(a)	598,600	2,567,994
Organogenesis Holdings, Inc.*(a)	136,200	2,481,564
ORIC Pharmaceuticals, Inc.*	3,349	82,050
Pharma Mar SA (Spain)	72,517	8,445,317
PTC Therapeutics, Inc.*	65,300	3,091,955
Puma Biotechnology, Inc.*(a)	106,100	1,031,292
Regeneron Pharmaceuticals, Inc.*	20,700	9,793,998
Seagen, Inc.*	34,500	4,790,670
Seegene, Inc. (South Korea)	2,046	238,251
Travere Therapeutics, Inc.*	73,700	1,840,289
Turning Point Therapeutics, Inc.*	3,308	312,904
Ultragenyx Pharmaceutical, Inc.*	36,100	4,110,346
United Therapeutics Corp.*	9,600	1,605,792
Vanda Pharmaceuticals, Inc.*	164,300	2,467,786
Veracyte, Inc.*(a)	80,269	4,314,459
Vertex Pharmaceuticals, Inc.*	15,700	3,373,773
Zai Lab Ltd. (China), ADR*	6,384	851,817
		177,111,807
Building Products — 0.6%
Advanced Drainage Systems, Inc.	30,400	3,143,056
American Woodmark Corp.*	21,600	2,129,328
AZEK Co., Inc. (The)*	4,635	194,902
Bunka Shutter Co. Ltd. (Japan)	307,700	2,941,543
Cie de Saint-Gobain (France)*	355,136	20,996,694
Geberit AG (Switzerland)	27,131	17,282,784
Guangdong Kinlong Hardware Products Co. Ltd. (China) (Class A Stock)	12,600	318,818
Inwido AB (Sweden)*	90,852	1,499,373
JELD-WEN Holding, Inc.*	98,559	2,729,099
Johnson Controls International PLC	172,220	10,276,367
Kingspan Group PLC (Ireland)	17,847	1,507,304
Lixil Corp. (Japan)	32,000	889,529
Masco Corp.	372,000	22,282,800
Nibe Industrier AB (Sweden) (Class B Stock)	11,905	369,440
Nichiha Corp. (Japan)	31,600	923,124
Quanex Building Products Corp.	2,300	60,329
Reliance Worldwide Corp. Ltd.	147,953	505,381
Resideo Technologies, Inc.*	54,500	1,539,625
Sanwa Holdings Corp. (Japan)	216,700	2,854,393
Simpson Manufacturing Co., Inc.	5,300	549,769
UFP Industries, Inc.	69,800	5,293,632
Uponor OYJ (Finland)	20,351	451,351
Xinyi Glass Holdings Ltd. (Hong Kong)	682,000	2,236,315
Zehnder Group AG (Switzerland)	6,597	529,654
		101,504,610
	Shares	Value
Common Stocks (continued)
Capital Markets — 1.7%
3i Group PLC (United Kingdom)	131,224	$2,081,398
Affiliated Managers Group, Inc.	20,600	3,070,018
Ameriprise Financial, Inc.	107,700	25,034,865
Amundi SA (France), 144A*	6,960	557,415
Anima Holding SpA (Italy), 144A	109,306	565,477
Ares Management Corp. (Class A Stock)	8,272	463,480
AssetMark Financial Holdings, Inc.*	5,317	124,099
AURELIUS Equity Opportunities SE & Co. KGaA (Germany)*	12,072	383,001
Azimut Holding SpA (Italy)	365,745	8,355,539
B3 SA - Brasil Bolsa Balcao (Brazil)	39,500	383,656
Banca Generali SpA (Italy)*	67,835	2,396,805
Banco BTG Pactual SA (Brazil), UTS	5,000	85,989
BlackRock, Inc.	25,400	19,150,584
Blackstone Group, Inc. (The)	77,871	5,803,726
Brightsphere Investment Group, Inc.	40,050	816,219
Cboe Global Markets, Inc.	2,700	266,463
Charles Schwab Corp. (The)	552,300	35,998,914
China Galaxy Securities Co. Ltd. (China) (Class H Stock)	1,906,000	1,184,898
CME Group, Inc.	57,000	11,641,110
Credit Suisse Group AG (Switzerland)	1,729,929	18,198,373
Daiwa Securities Group, Inc. (Japan)	174,600	904,916
Donnelley Financial Solutions, Inc.*	35,000	974,050
Evercore, Inc. (Class A Stock)	33,400	4,400,116
Federated Hermes, Inc.	121,000	3,787,300
Focus Financial Partners, Inc. (Class A Stock)*	12,611	524,870
GF Securities Co. Ltd. (China) (Class H Stock)	459,200	709,737
Goldman Sachs Group, Inc. (The)	100,526	32,872,002
Haitong Securities Co. Ltd. (China) (Class H Stock)	61,200	56,926
Hargreaves Lansdown PLC (United Kingdom)	33,000	698,432
IG Group Holdings PLC (United Kingdom)	118,229	1,477,070
Intercontinental Exchange, Inc.	10,000	1,116,800
Intermediate Capital Group PLC (United Kingdom)	34,438	871,259
Investec PLC (South Africa)	526,322	1,593,720
Japan Exchange Group, Inc. (Japan)	52,200	1,226,531
Julius Baer Group Ltd. (Switzerland)	26,188	1,674,036
Jupiter Fund Management PLC (United Kingdom)	48,499	187,105
Korea Investment Holdings Co. Ltd. (South Korea)	9,516	724,848
Lazard Ltd. (Class A Stock)	54,803	2,384,478
Man Group PLC (United Kingdom)	312,014	691,712
Meritz Securities Co. Ltd. (South Korea)	1,207,640	4,939,368
Mirae Asset Daewoo Co. Ltd. (South Korea)	134,929	1,184,015
Moody’s Corp.	13,300	3,971,513
Morgan Stanley	135,400	10,515,164
NH Investment & Securities Co. Ltd. (South Korea)	262,867	2,720,042

A4

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Nomura Holdings, Inc. (Japan)	3,131,800	$16,480,943
Open Lending Corp. (Class A Stock)*	5,438	192,614
Partners Group Holding AG (Switzerland)	1,305	1,668,137
Piper Sandler Cos.	11,800	1,293,870
Platinum Asset Management Ltd. (Australia)	365,283	1,390,574
Raymond James Financial, Inc.	25,100	3,076,256
Reinet Investments SCA (Luxembourg)	10,204	201,709
S&P Global, Inc.	18,390	6,489,279
Samsung Securities Co. Ltd. (South Korea)	75,891	2,660,858
SBI Holdings, Inc. (Japan)	29,200	796,089
Schroders PLC (United Kingdom)	13,965	672,762
SEI Investments Co.	139,500	8,499,735
Singapore Exchange Ltd. (Singapore)	339,200	2,519,941
Standard Life Aberdeen PLC (United Kingdom)	225,435	899,319
Stifel Financial Corp.	56,000	3,587,360
Swissquote Group Holding SA (Switzerland)	1,870	241,960
UBS Group AG (Switzerland)	1,531,998	23,776,311
Value Partners Group Ltd. (Hong Kong)	774,000	529,372
Virtus Investment Partners, Inc.	4,400	1,036,200
Vontobel Holding AG (Switzerland)	3,818	290,710
		293,072,038
Chemicals — 1.2%
Air Water, Inc. (Japan)	22,000	385,815
Asian Paints Ltd. (India)	40,588	1,415,239
Avient Corp.	17,573	830,676
BASF SE (Germany)	54,136	4,497,315
Cabot Corp.	61,900	3,246,036
Corteva, Inc.	504,500	23,519,790
Covestro AG (Germany), 144A	69,260	4,620,540
Dow, Inc.	330,468	21,130,124
Element Solutions, Inc.	138,100	2,525,849
FMC Corp.	55,033	6,087,200
Fujimi, Inc. (Japan)	32,300	1,265,669
Givaudan SA (Switzerland)	1,558	6,019,658
Huntsman Corp.	11,300	325,779
Ingevity Corp.*	14,900	1,125,397
Kronos Worldwide, Inc.	7,700	117,810
Kumho Petrochemical Co. Ltd. (South Korea)	6,594	1,553,834
Kureha Corp. (Japan)	19,000	1,316,415
LANXESS AG (Germany)	29,832	2,200,887
Linde PLC (United Kingdom)	89,934	25,194,111
Mitsubishi Gas Chemical Co., Inc. (Japan)	15,600	383,879
Mitsui Chemicals, Inc. (Japan)(a)	22,500	712,144
Nippon Kayaku Co. Ltd. (Japan)	22,500	218,359
Nippon Sanso Holdings Corp. (Japan)	18,400	350,916
Nitto Denko Corp. (Japan)	19,800	1,699,563
Orbia Advance Corp. SAB de CV (Mexico)	23,400	62,394
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Orion Engineered Carbons SA (Germany)*	98,900	$1,950,308
PhosAgro PJSC (Russia), GDR	96,330	1,683,569
PPG Industries, Inc.	82,400	12,381,424
RPM International, Inc.	169,500	15,568,575
Sensient Technologies Corp.	38,900	3,034,200
Sherwin-Williams Co. (The)	38,100	28,118,181
Shin-Etsu Chemical Co. Ltd. (Japan)	42,300	7,137,169
Stepan Co.	25,600	3,254,016
Sumitomo Bakelite Co. Ltd. (Japan)	5,500	226,380
Sumitomo Chemical Co. Ltd. (Japan)	174,000	903,676
Synthomer PLC (United Kingdom)	179,131	1,149,714
Teijin Ltd. (Japan)	20,700	357,404
Tokuyama Corp. (Japan)(a)	144,300	3,648,737
Tosoh Corp. (Japan)	523,100	10,043,241
Trinseo SA(a)	55,000	3,501,850
Ube Industries Ltd. (Japan)	12,000	256,095
Wacker Chemie AG (Germany)	2,022	287,858
Westlake Chemical Corp.	35,099	3,116,440
Yara International ASA (Brazil)	21,727	1,130,934
		208,555,170
Commercial Services & Supplies — 0.1%
ABM Industries, Inc.	30,100	1,535,401
Brambles Ltd. (Australia)	184,180	1,488,595
Clean Harbors, Inc.*	14,800	1,244,088
Copart, Inc.*	75,600	8,210,916
Deluxe Corp.	18,500	776,260
GFL Environmental, Inc. (Canada)(a)	9,253	323,392
Harsco Corp.*	24,990	428,578
Herman Miller, Inc.	88,000	3,621,200
HNI Corp.	28,000	1,107,680
Kokuyo Co. Ltd. (Japan)	15,000	232,935
Matthews International Corp. (Class A Stock)	3,900	154,245
Secom Co. Ltd. (Japan)	30,500	2,570,062
Shanghai M&G Stationery, Inc. (China) (Class A Stock)	9,400	122,409
SPIE SA (France)*	22,737	545,634
Tetra Tech, Inc.	14,700	1,995,084
Uchida Yoko Co. Ltd. (Japan)	12,400	553,464
Waste Management, Inc.	6,800	877,336
		25,787,279
Communications Equipment — 0.4%
Accton Technology Corp. (Taiwan)	113,000	1,096,913
Calix, Inc.*	54,500	1,888,970
Cisco Systems, Inc.	1,200,122	62,058,309
Extreme Networks, Inc.*	29,300	256,375
NETGEAR, Inc.*	76,000	3,123,600
NetScout Systems, Inc.*	48,300	1,360,128
Plantronics, Inc.*	38,000	1,478,580
Spirent Communications PLC (United Kingdom)	378,194	1,253,538
Ubiquiti, Inc.	9,700	2,893,510
VTech Holdings Ltd. (Hong Kong)	75,900	685,028
		76,094,951

A5

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Construction & Engineering — 0.2%
Comfort Systems USA, Inc.	10,900	$814,993
COMSYS Holdings Corp. (Japan)(a)	13,500	416,888
DL Holdings Co. Ltd. (South Korea)	5,411	419,751
EMCOR Group, Inc.	85,700	9,612,112
Great Lakes Dredge & Dock Corp.*	53,301	777,129
GS Engineering & Construction Corp. (South Korea)	13,799	527,031
JGC Holdings Corp. (Japan)	24,500	301,721
Kajima Corp. (Japan)	52,800	753,016
Kinden Corp. (Japan)	55,900	955,081
Kyudenko Corp. (Japan)	25,100	959,412
Larsen & Toubro Ltd. (India)	47,119	920,681
Metallurgical Corp. of China Ltd. (China) (Class A Stock)	367,201	191,594
MYR Group, Inc.*	7,100	508,857
Penta-Ocean Construction Co. Ltd. (Japan)	31,500	248,228
Per Aarsleff Holding A/S (Denmark)	4,900	213,359
Primoris Services Corp.	72,400	2,398,612
Quanta Services, Inc.	232,984	20,497,932
SHO-BOND Holdings Co. Ltd. (Japan)	3,800	164,147
WillScot Mobile Mini Holdings Corp.*	32,418	899,599
		41,580,143
Construction Materials — 0.2%
ACC Ltd. (India)	1,606	42,026
Ambuja Cements Ltd. (India)	15,351	65,168
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	27,000	176,474
Buzzi Unicem SpA (Italy)	326,647	8,512,955
China National Building Material Co. Ltd. (China) (Class H Stock)	806,000	1,175,154
China Resources Cement Holdings Ltd. (China)	322,000	363,342
CSR Ltd. (Australia)	58,265	255,981
Fletcher Building Ltd. (New Zealand)	54,918	271,578
HeidelbergCement AG (Germany)	18,120	1,647,620
James Hardie Industries PLC, CDI	131,748	3,996,609
LafargeHolcim Ltd. (Switzerland)*	71,317	4,193,497
Martin Marietta Materials, Inc.	9,900	3,324,618
Summit Materials, Inc. (Class A Stock)*	124,029	3,475,293
Taiheiyo Cement Corp. (Japan)	13,700	362,081
UltraTech Cement Ltd. (India)	2,491	230,658
Wienerberger AG (Austria)	113,934	4,157,279
		32,250,333
Consumer Finance — 0.4%
Capital One Financial Corp.	305,200	38,830,596
Discover Financial Services	122,000	11,588,780
Navient Corp.	122,000	1,745,820
OneMain Holdings, Inc.	69,000	3,706,680
Samsung Card Co. Ltd. (South Korea)	72,123	2,199,894
Shriram Transport Finance Co. Ltd. (India)	36,226	709,180
SLM Corp.	354,159	6,364,237
Synchrony Financial	340,200	13,832,532
		78,977,719
	Shares	Value
Common Stocks (continued)
Containers & Packaging — 0.1%
Avery Dennison Corp.	45,221	$8,304,837
Crown Holdings, Inc.	77,344	7,505,462
DS Smith PLC (United Kingdom)*	155,698	874,143
Klabin SA (Brazil), UTS*	219,200	1,071,728
Myers Industries, Inc.	3,100	61,256
		17,817,426
Distributors — 0.0%
Arata Corp. (Japan)	14,400	639,173
Bapcor Ltd. (Australia)	91,026	519,233
Pool Corp.	2,677	924,207
		2,082,613
Diversified Consumer Services — 0.0%
Adtalem Global Education, Inc.*	1,300	51,402
American Public Education, Inc.*(a)	21,200	755,356
China Yuhua Education Corp. Ltd. (China), 144A	44,000	34,598
G8 Education Ltd. (Australia)*	612,316	482,204
Grand Canyon Education, Inc.*	14,800	1,585,080
Offcn Education Technology Co. Ltd. (China) (Class A Stock)	62,034	266,570
Perdoceo Education Corp.*	33,500	400,660
Service Corp. International	36,070	1,841,373
		5,417,243
Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc. (Class B Stock)*	180,186	46,032,118
Cannae Holdings, Inc.*	118,200	4,683,084
Chailease Holding Co. Ltd. (Taiwan)	26,000	179,974
Crescent Acquisition Corp. (Class A Stock)*	14,455	145,417
Equitable Holdings, Inc.	40,000	1,304,800
Grupo de Inversiones Suramericana SA (Colombia)	68,396	405,329
Haci Omer Sabanci Holding A/S (Turkey)	439,926	459,361
Hypoport SE (Germany)*	2,782	1,476,447
Industrivarden AB (Sweden) (Class A Stock)*	13,290	489,149
Investor AB (Sweden) (Class B Stock)	58,648	4,674,046
Kinnevik AB (Sweden) (Class B Stock)*	27,683	1,348,088
M&G PLC (United Kingdom)	1,285,942	3,670,697
Mitsubishi HC Capital, Inc. (Japan)	117,000	708,140
ORIX Corp. (Japan)	209,500	3,521,517
REC Ltd. (India)	18,250	32,884
Yuanta Financial Holding Co. Ltd. (Taiwan)	224,000	177,195
Zenkoku Hosho Co. Ltd. (Japan)	6,300	290,201
		69,598,447
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	1,284,808	38,891,138
ATN International, Inc.	11,300	555,056
Bandwidth, Inc. (Class A Stock)*	2,318	293,783

A6

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)*	319,499	$341,279
BT Group PLC (United Kingdom)*	2,119,116	4,535,459
Chunghwa Telecom Co. Ltd. (Taiwan)	85,000	332,195
Consolidated Communications Holdings, Inc.*	72,200	519,840
Deutsche Telekom AG (Germany)	165,241	3,332,466
Elisa OYJ (Finland)	17,160	1,029,525
Hellenic Telecommunications Organization SA (Greece)	4,161	66,795
HKT Trust & HKT Ltd. (Hong Kong)	373,000	532,555
Indus Towers Ltd. (India)	14,210	47,899
Internet Initiative Japan, Inc. (Japan)	8,000	188,594
LG Uplus Corp. (South Korea)	21,966	238,600
Nippon Telegraph & Telephone Corp. (Japan)	735,900	18,862,670
Ooredoo QPSC (Qatar)	18,989	36,881
Orange SA (France)	1,148,708	14,159,163
Proximus SADP (Belgium)	52,681	1,143,452
Saudi Telecom Co. (Saudi Arabia)	13,653	461,734
Telecom Argentina SA (Argentina), ADR(a)	62,099	342,787
Telecom Italia SpA (Italy)	4,878,274	2,635,877
Telecom Italia SpA (Italy), RSP	745,501	428,046
Telefonica Brasil SA (Brazil)	55,200	435,430
Telekom Austria AG (Austria)	43,113	339,730
Telekom Malaysia Bhd (Malaysia)	749,700	1,109,776
Telenor ASA (Norway)	61,080	1,075,661
Verizon Communications, Inc.	980,694	57,027,356
		148,963,747
Electric Utilities — 0.7%
Alliant Energy Corp.	6,892	373,271
Centrais Eletricas Brasileiras SA (Brazil)	258,324	1,564,543
Chubu Electric Power Co., Inc. (Japan)	277,500	3,570,219
CK Infrastructure Holdings Ltd. (Hong Kong)	794,500	4,742,578
CPFL Energia SA (Brazil)	5,500	29,871
Edison International	90,900	5,326,740
Endesa SA (Spain)	266,618	7,051,791
Enel SpA (Italy)	101,903	1,011,206
Energisa SA (Brazil), UTS	148,300	1,191,690
Evergy, Inc.	35,100	2,089,503
Exelon Corp.	626,300	27,394,362
Fortum OYJ (Finland)	854,961	22,864,197
Iberdrola SA (Spain)	832,400	10,719,750
Inter RAO UES PJSC (Russia)	13,364,000	907,477
Kansai Electric Power Co., Inc. (The) (Japan)	722,900	7,827,998
NextEra Energy, Inc.	18,000	1,360,980
NRG Energy, Inc.	317,400	11,975,502
Otter Tail Corp.	44,100	2,036,097
Portland General Electric Co.	38,000	1,803,860
Power Assets Holdings Ltd. (Hong Kong)	167,500	991,766
Power Grid Corp. of India Ltd. (India)	417,789	1,235,139
PPL Corp.	284,400	8,202,096
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
Red Electrica Corp. SA (Spain)	94,678	$1,681,077
Southern Co. (The)	40,800	2,536,128
SSE PLC (United Kingdom)	111,765	2,237,396
Tohoku Electric Power Co., Inc. (Japan)	54,900	518,784
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	288,900	965,988
		132,210,009
Electrical Equipment — 0.7%
ABB Ltd. (Switzerland)	722,527	21,942,775
Acuity Brands, Inc.(a)	91,000	15,015,000
Alfen Beheer BV (Netherlands), 144A*	47,423	3,919,120
Atkore, Inc.*	70,300	5,054,570
AZZ, Inc.	13,500	679,725
Contemporary Amperex Technology Co. Ltd. (China) (Class A Stock)	43,278	2,146,797
Daihen Corp. (Japan)	5,400	238,318
Eaton Corp. PLC	115,200	15,929,856
Emerson Electric Co.	218,263	19,691,688
Encore Wire Corp.	19,900	1,335,887
Generac Holdings, Inc.*	42,400	13,883,880
Havells India Ltd. (India)	4,893	70,604
Mabuchi Motor Co. Ltd. (Japan)	5,400	238,446
Mitsubishi Electric Corp. (Japan)	220,400	3,371,753
nVent Electric PLC	59,800	1,669,018
Schneider Electric SE (France)	16,740	2,557,888
Signify NV (Netherlands), 144A*	173,943	9,020,453
Sungrow Power Supply Co. Ltd. (China) (Class A Stock)	2,600	28,597
Vicor Corp.*	11,200	952,336
WEG SA (Brazil)	94,700	1,259,997
		119,006,708
Electronic Equipment, Instruments & Components — 0.6%
ALSO Holding AG (Switzerland)*	7,597	2,183,784
Amphenol Corp. (Class A Stock)	45,937	3,030,464
Arrow Electronics, Inc.*	30,400	3,368,928
AU Optronics Corp. (Taiwan)*	2,657,000	1,981,017
Codan Ltd. (Australia)	85,022	1,001,492
Cognex Corp.	21,534	1,787,107
CONEXIO Corp. (Japan)	26,200	328,999
Corning, Inc.	85,891	3,737,117
CTS Corp.	14,800	459,688
Daiwabo Holdings Co. Ltd. (Japan)	184,000	2,807,578
Delta Electronics, Inc. (Taiwan)	150,000	1,521,780
ePlus, Inc.*	8,800	876,832
Foxconn Technology Co. Ltd. (Taiwan)	250,000	638,925
Hirose Electric Co. Ltd. (Japan)	3,800	586,845
Hitachi Ltd. (Japan)	118,800	5,385,559
Hon Hai Precision Industry Co. Ltd. (Taiwan)	704,000	3,073,597
Hosiden Corp. (Japan)	117,500	1,231,805
Ibiden Co. Ltd. (Japan)	12,100	560,584
Innolux Corp. (Taiwan)*	1,865,000	1,393,336
IPG Photonics Corp.*	18,300	3,860,202
Jabil, Inc.	162,200	8,460,352
Keyence Corp. (Japan)	12,910	5,886,304

A7

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
LG Innotek Co. Ltd. (South Korea)	306	$56,037
Littelfuse, Inc.	8,582	2,269,424
Macnica Fuji Electronics Holdings, Inc. (Japan)	50,700	1,016,546
Murata Manufacturing Co. Ltd. (Japan)	69,100	5,551,945
Nippon Electric Glass Co. Ltd. (Japan)	64,600	1,505,894
Nippon Signal Co. Ltd. (Japan)	35,600	316,467
nLight, Inc.*	10,829	350,860
Omron Corp. (Japan)	22,500	1,763,848
PC Connection, Inc.	2,900	134,531
Rogers Corp.*	19,100	3,594,811
Samsung Electro-Mechanics Co. Ltd. (South Korea)	5,129	857,403
Samsung SDI Co. Ltd. (South Korea)	3,827	2,254,958
Sanmina Corp.*	93,100	3,852,478
ScanSource, Inc.*	27,300	817,635
Shimadzu Corp. (Japan)	23,100	839,172
Sunny Optical Technology Group Co. Ltd. (China)	25,800	593,386
SYNNEX Corp.	4,000	459,360
Synnex Technology International Corp. (Taiwan)	1,335,000	2,557,030
Taiyo Yuden Co. Ltd. (Japan)	13,500	639,431
TDK Corp. (Japan)	61,600	8,599,123
Vishay Intertechnology, Inc.	93,800	2,258,704
Walsin Technology Corp. (Taiwan)	81,000	714,183
WPG Holdings Ltd. (Taiwan)	571,000	978,954
Zebra Technologies Corp. (Class A Stock)*	24,100	11,692,838
Zhen Ding Technology Holding Ltd. (Taiwan)	180,000	765,717
		108,603,030
Energy Equipment & Services — 0.1%
ChampionX Corp.*	91,400	1,986,122
DMC Global, Inc.*	3,600	195,336
Halliburton Co.	70,400	1,510,784
Newpark Resources, Inc.*	129,500	406,630
Oceaneering International, Inc.*	344,700	3,936,474
SBM Offshore NV (Netherlands)	20,216	371,858
Schlumberger NV	57,800	1,571,582
Subsea 7 SA (United Kingdom)*	29,120	293,528
Technip Energies NV (France)*	16,670	252,526
Worley Ltd. (Australia)	37,254	298,930
		10,823,770
Entertainment — 1.2%
Activision Blizzard, Inc.	290,400	27,007,200
Akatsuki, Inc. (Japan)	11,000	447,011
Bilibili, Inc. (China), ADR*(a)	61,915	6,628,620
Capcom Co. Ltd. (Japan)	51,200	1,667,120
CD Projekt SA (Poland)*	8,997	434,284
Electronic Arts, Inc.	195,800	26,505,446
GungHo Online Entertainment, Inc. (Japan)	83,200	1,649,176
IGG, Inc. (Singapore)	1,322,000	1,712,591
Konami Holdings Corp. (Japan)	11,400	681,972
	Shares	Value
Common Stocks (continued)
Entertainment (cont’d.)
Mango Excellent Media Co. Ltd. (China) (Class A Stock)	21,800	$193,429
Netflix, Inc.*	105,318	54,940,188
Nintendo Co. Ltd. (Japan)	40,000	22,411,853
ROBLOX Corp. (Class A Stock)*(a)	26,015	1,686,553
Roku, Inc.*	13,000	4,235,010
Sea Ltd. (Taiwan), ADR*(a)	73,827	16,480,401
Spotify Technology SA*	43,339	11,612,685
Take-Two Interactive Software, Inc.*	5,712	1,009,310
Ubisoft Entertainment SA (France)*	10,617	806,220
Vivendi SE (France)	217,287	7,130,113
Walt Disney Co. (The)*	127,444	23,515,967
		210,755,149
Equity Real Estate Investment Trusts (REITs) — 1.5%
Acadia Realty Trust	27,435	520,442
Activia Properties, Inc. (Japan)	115	505,732
Advance Residence Investment Corp. (Japan)	150	470,848
Aedifica SA (Belgium)	5,797	666,007
Agree Realty Corp.	8,636	581,289
Alexandria Real Estate Equities, Inc.	26,732	4,392,068
alstria office REIT-AG (Germany)	33,214	537,211
American Assets Trust, Inc.	14,900	483,356
American Campus Communities, Inc.	147,414	6,363,862
American Homes 4 Rent (Class A Stock)	67,500	2,250,450
American Tower Corp.	11,956	2,858,201
Americold Realty Trust	15,092	580,589
Apartment Investment & Management Co. (Class A Stock)	160,200	983,628
Apple Hospitality REIT, Inc.	51,500	750,355
Aventus Group (Australia)	186,152	408,572
Big Yellow Group PLC (United Kingdom)	10,220	157,292
British Land Co. PLC (The) (United Kingdom)	124,887	868,671
Camden Property Trust	6,257	687,707
Canadian Apartment Properties REIT (Canada)	7,642	327,523
Capital & Counties Properties PLC (United Kingdom)	188,578	444,626
CareTrust REIT, Inc.	24,304	565,919
Charter Hall Group (Australia)	713,172	6,982,563
City Office REIT, Inc.	86,100	914,382
Columbia Property Trust, Inc.	40,200	687,420
Community Healthcare Trust, Inc.	9,720	448,286
CorePoint Lodging, Inc.*	47,200	426,216
Corporate Office Properties Trust	34,700	913,651
Cousins Properties, Inc.	12,522	442,653
Covivio (France)	991	85,005
Crown Castle International Corp.	69,900	12,031,887
Daiwa Office Investment Corp. (Japan)	460	3,241,477
Derwent London PLC (United Kingdom)	2,019	89,919
DiamondRock Hospitality Co.*	136,800	1,409,040
Digital Realty Trust, Inc.	5,695	802,084
Duke Realty Corp.	23,564	988,038

A8

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
EastGroup Properties, Inc.	1,800	$257,904
Equinix, Inc.(a)	16,842	11,445,655
Equity LifeStyle Properties, Inc.	3,382	215,230
Equity Residential	56,550	4,050,676
Essential Properties Realty Trust, Inc.	38,337	875,234
Essex Property Trust, Inc.	4,282	1,164,019
Extra Space Storage, Inc.	21,587	2,861,357
First Industrial Realty Trust, Inc.	35,300	1,616,387
Franklin Street Properties Corp.	121,054	659,744
Frasers Centrepoint Trust (Singapore)	159,683	292,521
Frontier Real Estate Investment Corp. (Japan)	258	1,102,006
Gaming & Leisure Properties, Inc.	439,484	18,647,306
Gecina SA (France)	858	118,330
GEO Group, Inc. (The)(a)	329,495	2,556,881
Global Medical REIT, Inc.	63,253	829,247
Goodman Group (Australia)	1,266,481	17,452,255
Hersha Hospitality Trust*	25,200	265,860
Highwoods Properties, Inc.	71,747	3,080,816
Host Hotels & Resorts, Inc.*	49,853	840,023
Ichigo Office REIT Investment Corp. (Japan)	2,131	1,828,712
Independence Realty Trust, Inc.(a)	33,931	515,751
Ingenia Communities Group (Australia)	159,969	616,868
Inmobiliaria Colonial Socimi SA (Spain)	33,053	320,174
InterRent Real Estate Investment Trust (Canada)	40,947	481,902
Invincible Investment Corp. (Japan)	1,612	610,446
Invitation Homes, Inc.	12,841	410,784
Japan Excellent, Inc. (Japan)	165	214,197
Japan Hotel REIT Investment Corp. (Japan)	1,068	603,514
Japan Metropolitan Fund Investment Corp. (Japan)	923	946,517
Japan Real Estate Investment Corp. (Japan)	355	2,100,083
JBG SMITH Properties	41,000	1,303,390
Keppel DC REIT (Singapore)	104,191	209,598
Kilroy Realty Corp.	14,677	963,251
Klepierre SA (France)(a)	480,635	11,215,415
Lamar Advertising Co. (Class A Stock)	8,500	798,320
Life Storage, Inc.	8,873	762,634
Link REIT (Hong Kong)	39,414	360,161
Medical Properties Trust, Inc.	296,700	6,313,776
MGM Growth Properties LLC (Class A Stock)	13,911	453,777
Mirvac Group (Australia)	217,135	412,539
Mitsui Fudosan Logistics Park, Inc. (Japan)	44	217,627
Mori Trust Sogo REIT, Inc. (Japan)	1,087	1,530,863
National Retail Properties, Inc.	22,575	994,880
National Storage Affiliates Trust	3,517	140,434
New Senior Investment Group, Inc.	103,099	642,307
Nippon Building Fund, Inc. (Japan)	83	489,091
Nippon Prologis REIT, Inc. (Japan)	80	257,407
Nomura Real Estate Master Fund, Inc. (Japan)	294	442,772
NSI NV (Netherlands)	4,536	179,992
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Omega Healthcare Investors, Inc.	128,600	$4,710,618
Orix JREIT, Inc. (Japan)	4,033	7,027,024
Pebblebrook Hotel Trust(a)	215,544	5,235,564
Piedmont Office Realty Trust, Inc. (Class A Stock)	156,600	2,720,142
PotlatchDeltic Corp.	69,500	3,677,940
Prologis, Inc.	133,488	14,149,728
Public Storage	11,831	2,919,418
QTS Realty Trust, Inc. (Class A Stock)	6,769	419,949
Regency Centers Corp.	5,660	320,979
Retail Opportunity Investments Corp.	13,178	209,135
Rexford Industrial Realty, Inc.	6,928	349,171
RLJ Lodging Trust	86,875	1,344,825
Sabra Health Care REIT, Inc.(a)	144,200	2,503,312
Safestore Holdings PLC (United Kingdom)	45,134	499,053
Sasseur Real Estate Investment Trust (Singapore)	2,185,200	1,446,808
Segro PLC (United Kingdom)	85,841	1,109,904
Simon Property Group, Inc.	31,378	3,569,875
STAG Industrial, Inc.	6,200	208,382
Stockland (Australia)	3,476,249	11,618,943
Summit Hotel Properties, Inc.*	17,618	178,999
Summit Industrial Income REIT (Canada)	60,215	683,270
Sun Communities, Inc.	13,992	2,099,360
UDR, Inc.	18,944	830,884
Unibail-Rodamco-Westfield (France)*	7,616	617,438
UNITE Group PLC (The) (United Kingdom)*	38,921	572,717
Urban Edge Properties	147,677	2,439,624
VEREIT, Inc.	98,700	3,811,794
VICI Properties, Inc.	6,732	190,112
Vornado Realty Trust	12,719	577,315
Warehouses De Pauw CVA (Belgium)	12,267	405,465
Welltower, Inc.	27,669	1,981,930
Weyerhaeuser Co.	785,000	27,946,000
WP Carey, Inc.	11,200	792,512
Xenia Hotels & Resorts, Inc.*	90,693	1,768,513
		268,472,305
Food & Staples Retailing — 0.9%
BIM Birlesik Magazalar A/S (Turkey)	10,358	88,741
BJ’s Wholesale Club Holdings, Inc.*	14,164	635,397
Coles Group Ltd. (Australia)	155,937	1,901,833
Costco Wholesale Corp.	82,896	29,219,182
Dino Polska SA (Poland), 144A*	11,304	746,172
E-MART, Inc. (South Korea)	14,479	2,198,696
Empire Co. Ltd. (Canada) (Class A Stock)	35,600	1,109,897
Etablissements Franz Colruyt NV (Belgium)	38,724	2,313,224
George Weston Ltd. (Canada)	1,300	115,114
Kesko OYJ (Finland) (Class B Stock)	31,063	950,857
Koninklijke Ahold Delhaize NV (Netherlands)	983,600	27,434,105
Kroger Co. (The)	282,700	10,174,373
Loblaw Cos. Ltd. (Canada)	22,000	1,228,933

A9

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (cont’d.)
Magnit PJSC (Russia), GDR	45,441	$682,495
Metcash Ltd. (Australia)	119,007	333,651
Performance Food Group Co.*	14,010	807,116
PriceSmart, Inc.	23,400	2,263,950
Seven & i Holdings Co. Ltd. (Japan)	89,600	3,615,779
Shoprite Holdings Ltd. (South Africa)	11,041	117,586
SPAR Group Ltd. (The) (South Africa)	4,256	54,811
Sprouts Farmers Market, Inc.*(a)	110,846	2,950,721
Sundrug Co. Ltd. (Japan)	9,000	329,654
Tesco PLC (United Kingdom)	2,976,137	9,400,615
Valor Holdings Co. Ltd. (Japan)	7,500	169,010
Wal-Mart de Mexico SAB de CV (Mexico)	50,500	159,484
Walmart, Inc.	439,095	59,642,274
		158,643,670
Food Products — 0.8%
Adecoagro SA (Brazil)*	32,428	254,884
Archer-Daniels-Midland Co.	278,000	15,846,000
Austevoll Seafood ASA (Norway)	112,698	1,366,403
Charoen Pokphand Foods PCL (Thailand)	1,220,900	1,154,837
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	14	1,281,337
Conagra Brands, Inc.	18,800	706,880
Darling Ingredients, Inc.*	93,689	6,893,637
Ebro Foods SA (Spain)	8,005	165,413
Elders Ltd. (Australia)	24,263	229,730
Freshpet, Inc.*	2,697	428,311
Gruma SAB de CV (Mexico) (Class B Stock)	4,685	55,469
Hershey Co. (The)	22,256	3,520,009
Indofood Sukses Makmur Tbk PT (Indonesia)	1,763,500	803,623
JBS SA	22,400	119,787
John B. Sanfilippo & Son, Inc.	7,600	686,812
Kraft Heinz Co. (The)	380,400	15,216,000
Mission Produce, Inc.*(a)	35,200	669,152
Mondelez International, Inc. (Class A Stock)	306,263	17,925,573
Morinaga & Co. Ltd. (Japan)	3,800	135,826
Nestle SA (Switzerland)	219,031	24,416,371
NH Foods Ltd. (Japan)	23,400	1,005,714
Nisshin Oillio Group Ltd. (The) (Japan)	26,800	791,459
Orkla ASA (Norway)	88,365	866,463
Premier Foods PLC (United Kingdom)*	656,977	866,997
Prima Meat Packers Ltd. (Japan)	7,400	233,938
Tate & Lyle PLC (United Kingdom)	523,202	5,552,040
Thai Union Group PCL (Thailand) (Class F Stock)	2,315,900	1,097,881
Tyson Foods, Inc. (Class A Stock)	60,000	4,458,000
Uni-President China Holdings Ltd. (China)	36,000	44,034
Uni-President Enterprises Corp. (Taiwan)	105,000	269,006
Viscofan SA (Spain)	3,807	262,978
Want Want China Holdings Ltd. (China)	108,000	81,348
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Wens Foodstuffs Group Co. Ltd. (China) (Class A Stock)	72,960	$188,163
WH Group Ltd. (Hong Kong), 144A	17,807,500	14,499,473
Wilmar International Ltd. (China)	3,663,900	14,823,594
		136,917,142
Gas Utilities — 0.2%
Beijing Enterprises Holdings Ltd. (China)	12,500	44,293
Enagas SA (Spain)	29,431	639,520
GAIL India Ltd. (India)	35,257	65,815
Italgas SpA (Italy)	297,102	1,931,597
National Fuel Gas Co.	28,600	1,429,714
Naturgy Energy Group SA (Spain)	170,128	4,175,524
Nippon Gas Co. Ltd. (Japan)	12,000	209,068
ONE Gas, Inc.	49,500	3,807,045
Osaka Gas Co. Ltd. (Japan)	30,500	595,804
Rubis SCA (France)	6,190	293,868
Snam SpA (Italy)	2,495,751	13,841,569
Southwest Gas Holdings, Inc.	32,600	2,239,946
UGI Corp.	190,400	7,808,304
		37,082,067
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	457,609	54,839,863
ABIOMED, Inc.*	23,600	7,522,028
Alcon, Inc. (Switzerland)*	44,640	3,124,729
Align Technology, Inc.*	47,400	25,668,522
AngioDynamics, Inc.*	68,300	1,598,220
Ansell Ltd. (Australia)	229,488	6,868,078
Becton, Dickinson & Co.	103,700	25,214,655
BioMerieux (France)	4,978	633,629
Boston Scientific Corp.*	94,200	3,640,830
Coloplast A/S (Denmark) (Class B Stock)	7,395	1,113,050
ConvaTec Group PLC (United Kingdom), 144A	175,260	474,680
Danaher Corp.	201,889	45,441,176
Dentsply Sirona, Inc.	62,600	3,994,506
Dexcom, Inc.*	7,873	2,829,478
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	96,788	2,174,429
Getinge AB (Sweden) (Class B Stock)	284,086	7,891,143
GN Store Nord A/S (Denmark)	14,661	1,154,364
Hartalega Holdings Bhd (Malaysia)	700,200	1,509,763
Hill-Rom Holdings, Inc.	20,374	2,250,920
Hologic, Inc.*	49,200	3,659,496
Hoya Corp. (Japan)	9,500	1,119,271
ICU Medical, Inc.*	11,400	2,342,016
IDEXX Laboratories, Inc.*	42,100	20,599,951
Inari Medical, Inc.*	19,700	2,107,900
Inmode Ltd.*	33,600	2,431,632
Intco Medical Technology Co. Ltd. (China) (Class A Stock)	6,950	172,248
Integer Holdings Corp.*	11,000	1,013,100
Integra LifeSciences Holdings Corp.*	15,736	1,087,200
Intuitive Surgical, Inc.*	11,146	8,236,225

A10

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (China) (Class A Stock)	52,146	$208,905
Koninklijke Philips NV (Netherlands)*	60,438	3,451,379
Kossan Rubber Industries (Malaysia)	1,865,800	1,468,842
Medtecs International Corp. Ltd. (Taiwan)	332,500	231,932
Medtronic PLC	17,200	2,031,836
Menicon Co. Ltd. (Japan)	66,978	3,961,661
Meridian Bioscience, Inc.*	143,000	3,753,750
Merit Medical Systems, Inc.*	22,700	1,359,276
Natus Medical, Inc.*	64,900	1,662,089
Neogen Corp.*	32,700	2,906,703
OraSure Technologies, Inc.*(a)	214,200	2,499,714
Ortho Clinical Diagnostics Holdings PLC*	19,933	384,607
Outset Medical, Inc.*	4,469	243,069
Quidel Corp.*(a)	10,100	1,292,093
ResMed, Inc.	31,400	6,092,228
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (China) (Class A Stock)	5,200	317,234
Silk Road Medical, Inc.*	3,378	171,096
Sonova Holding AG (Switzerland)*	6,615	1,752,257
Sri Trang Gloves Thailand PCL (Thailand)	28,600	37,731
Straumann Holding AG (Switzerland)	3,788	4,729,218
Supermax Corp. Bhd (Malaysia)	1,190,377	1,095,268
Top Glove Corp. Bhd (Malaysia)	4,290,800	4,678,254
West Pharmaceutical Services, Inc.	43,700	12,313,786
Zimmer Biomet Holdings, Inc.	32,357	5,179,709
		302,535,739
Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc.*	43,346	2,476,790
Aier Eye Hospital Group Co. Ltd. (China) (Class A Stock)	81,681	739,667
Amplifon SpA (Italy)*	14,604	543,659
Anthem, Inc.	17,000	6,102,150
Australian Pharmaceutical Industries Ltd. (Australia)	432,758	421,994
China National Accord Medicines Corp. Ltd. (China) (Class A Stock)	32,000	205,065
Cigna Corp.	56,629	13,689,494
Community Health Systems, Inc.*	33,400	451,568
CVS Health Corp.	14,000	1,053,220
Ensign Group, Inc. (The)	24,900	2,336,616
Fresenius Medical Care AG & Co. KGaA (Germany)	165,206	12,193,270
Fresenius SE & Co. KGaA (Germany)	344,029	15,344,532
Guardant Health, Inc.*	11,497	1,755,017
H.U. Group Holdings, Inc. (Japan)	22,500	757,528
HCA Healthcare, Inc.	53,000	9,982,020
Hygeia Healthcare Holdings Co. Ltd. (China), 144A*	89,851	656,953
Laboratory Corp. of America Holdings*	69,193	17,646,291
LHC Group, Inc.*	18,800	3,594,748
McKesson Corp.	42,100	8,211,184
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Medipal Holdings Corp. (Japan)	275,400	$5,292,113
ModivCare, Inc.*	7,600	1,125,712
Molina Healthcare, Inc.*	21,816	5,099,708
National HealthCare Corp.	8,500	662,235
NMC Health PLC (United Arab Emirates)*^	21,382	3
Owens & Minor, Inc.	86,200	3,240,258
Quest Diagnostics, Inc.	74,300	9,535,662
Select Medical Holdings Corp.*	85,700	2,922,370
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	20,500	40,393
Ship Healthcare Holdings, Inc. (Japan)	8,200	231,054
Sonic Healthcare Ltd. (Australia)	219,902	5,877,032
Summerset Group Holdings Ltd. (New Zealand)	190,249	1,615,801
Toho Holdings Co. Ltd. (Japan)	92,900	1,708,008
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	34,723	903,840
UDG Healthcare PLC (Ireland)	22,135	240,265
UnitedHealth Group, Inc.	205,800	76,572,006
		213,228,226
Health Care Technology — 0.1%
Cerner Corp.	18,200	1,308,216
Change Healthcare, Inc.*	10,942	241,818
Computer Programs & Systems, Inc.	26,300	804,780
Inovalon Holdings, Inc. (Class A Stock)*(a)	29,100	837,498
NextGen Healthcare, Inc.*	103,000	1,864,300
Omnicell, Inc.*(a)	33,800	4,389,606
Phreesia, Inc.*	5,003	260,656
Teladoc Health, Inc.*(a)	4,528	822,964
		10,529,838
Hotels, Restaurants & Leisure — 0.9%
888 Holdings PLC (United Kingdom)	289,088	1,583,946
Airbnb, Inc. (Class A Stock)*	2,179	409,521
Biglari Holdings, Inc. (Class B Stock)*	2,900	385,004
BJ’s Restaurants, Inc.*	2,073	120,400
Bloomin’ Brands, Inc.*	100,043	2,706,163
Boyd Gaming Corp.*(a)	16,700	984,632
Caesars Entertainment, Inc.*	17,100	1,495,395
Chipotle Mexican Grill, Inc.*	3,835	5,448,845
Chuy’s Holdings, Inc.*	18,100	802,192
Darden Restaurants, Inc.	85,700	12,169,400
Del Taco Restaurants, Inc.	145,200	1,391,016
Domino’s Pizza Enterprises Ltd. (Australia)	7,150	524,059
Domino’s Pizza, Inc.	5,100	1,875,729
Evolution Gaming Group AB (Sweden), 144A	142,034	20,980,654
Galaxy Entertainment Group Ltd. (Macau)*	158,544	1,437,590
Gamesys Group PLC (United Kingdom)	12,595	336,744
Hilton Worldwide Holdings, Inc.*	36,000	4,353,120
Jack in the Box, Inc.(a)	49,968	5,485,487

A11

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Jiumaojiu International Holdings Ltd. (China), 144A*	15,000	$60,559
Jubilant Foodworks Ltd. (India)*	1,760	70,345
Kambi Group PLC (Malta)*	7,558	402,991
Kindred Group PLC (Malta), SDR*	793,491	14,007,554
La Francaise des Jeux SAEM (France), 144A	10,289	468,457
Marriott International, Inc. (Class A Stock)*	6,600	977,526
McDonald’s Corp.	196,993	44,154,011
McDonald’s Holdings Co. Japan Ltd. (Japan)	22,300	1,029,356
Minor International PCL (Thailand)*	1,629,737	1,703,800
Monarch Casino & Resort, Inc.*	16,500	1,000,230
OPAP SA (Greece)	27,118	366,780
Pandox AB (Sweden)*	40,898	694,245
Papa John’s International, Inc.(a)	24,100	2,136,224
Penn National Gaming, Inc.*(a)	3,885	407,303
RCI Hospitality Holdings, Inc.	13,200	839,388
Royal Caribbean Cruises Ltd.*(a)	34,632	2,964,846
Rush Street Interactive, Inc.*(a)	14,105	230,476
Ruth’s Hospitality Group, Inc.*	26,900	667,927
Starbucks Corp.	134,400	14,685,888
Tabcorp Holdings Ltd. (Australia)	229,680	817,762
Texas Roadhouse, Inc.*	30,500	2,926,170
TUI AG (Germany)*	50,210	256,792
Wingstop, Inc.(a)	12,000	1,526,040
Yum China Holdings, Inc. (China)(a)	23,700	1,403,277
		156,287,844
Household Durables — 0.7%
Barratt Developments PLC (United Kingdom)*	237,995	2,453,327
Berkeley Group Holdings PLC (United Kingdom)	46,416	2,821,418
Breville Group Ltd. (Australia)	34,419	709,254
Cavco Industries, Inc.*	7,100	1,601,831
Century Communities, Inc.*	6,268	378,086
Coway Co. Ltd. (South Korea)	1,028	59,594
D.R. Horton, Inc.	151,814	13,529,664
De’ Longhi SpA (Italy)	24,252	978,570
Electrolux AB (Sweden) (Class B Stock)	26,096	725,116
Ethan Allen Interiors, Inc.	7,900	218,119
Husqvarna AB (Sweden) (Class B Stock)	605,055	8,727,827
Iida Group Holdings Co. Ltd. (Japan)	231,800	5,617,415
iRobot Corp.*(a)	27,700	3,384,386
Lennar Corp. (Class A Stock)	57,460	5,816,676
LG Electronics, Inc. (South Korea)	10,599	1,415,412
M/I Homes, Inc.*	17,400	1,027,818
Man Wah Holdings Ltd. (Hong Kong)	872,800	1,827,865
Meritage Homes Corp.*	13,000	1,194,960
Midea Group Co. Ltd. (China) (Class A Stock)	4,800	60,300
Nien Made Enterprise Co. Ltd. (Taiwan)	106,000	1,485,537
Open House Co. Ltd. (Japan)	7,700	329,730
	Shares	Value
Common Stocks (continued)
Household Durables (cont’d.)
Panasonic Corp. (Japan)	1,351,600	$17,469,476
Persimmon PLC (United Kingdom)	32,079	1,290,593
Redrow PLC (United Kingdom)	274,956	2,378,396
Rinnai Corp. (Japan)	8,500	954,779
Sekisui House Ltd. (Japan)	70,800	1,523,278
Sharp Corp. (Japan)(a)	81,600	1,415,871
Skyline Champion Corp.*	78,500	3,552,910
Sonos, Inc.*	81,600	3,057,552
Sony Group Corp. (Japan)	212,600	22,396,798
Sumitomo Forestry Co. Ltd. (Japan)	17,400	377,097
Tamron Co. Ltd. (Japan)	26,100	509,509
Taylor Wimpey PLC (United Kingdom)*	625,458	1,557,253
Toll Brothers, Inc.	2,954	167,580
TopBuild Corp.*	3,400	712,062
Tupperware Brands Corp.*	63,300	1,671,753
Vistry Group PLC (United Kingdom)	376,642	5,681,442
		119,079,254
Household Products — 0.5%
Colgate-Palmolive Co.	95,800	7,551,914
Essity AB (Sweden) (Class B Stock)	72,502	2,290,494
Henkel AG & Co. KGaA (Germany)	11,651	1,156,000
Hindustan Unilever Ltd. (India)	34,410	1,148,274
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	54,000	92,442
Procter & Gamble Co. (The)	568,819	77,035,157
Reckitt Benckiser Group PLC (United Kingdom)	9,607	862,228
		90,136,509
Independent Power & Renewable Electricity Producers — 0.2%
AES Corp. (The)	810,200	21,721,462
China Power International Development Ltd. (China)	2,192,000	511,958
China Resources Power Holdings Co. Ltd. (China)	396,000	527,024
Drax Group PLC (United Kingdom)	694,582	4,018,068
Electric Power Development Co. Ltd. (Japan)	548,900	9,599,651
NextEra Energy Partners LP(a)	9,373	683,104
NTPC Ltd. (India)	218,529	320,445
Vistra Corp.	286,200	5,060,016
		42,441,728
Industrial Conglomerates — 0.3%
3M Co.	130,700	25,183,276
CITIC Ltd. (China)	705,000	672,252
CJ Corp. (South Korea)	7,047	587,497
CK Hutchison Holdings Ltd. (United Kingdom)	470,500	3,770,226
DCC PLC (United Kingdom)	31,543	2,741,488
General Electric Co.	330,726	4,342,432
Hanwha Corp. (South Korea)	26,213	742,246
Honeywell International, Inc.	66,200	14,370,034
Industries Qatar QSC (Qatar)	33,240	108,939
Investment AB Latour (Sweden) (Class B Stock)	17,082	442,786

A12

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Industrial Conglomerates (cont’d.)
Jardine Matheson Holdings Ltd. (Hong Kong)	22,500	$1,472,510
KOC Holding A/S (Turkey)	453,554	1,068,025
LG Corp. (South Korea)	6,858	549,170
Rheinmetall AG (Germany)	5,310	538,882
Shun Tak Holdings Ltd. (Hong Kong)	9,296,000	2,859,238
Sime Darby Bhd (Malaysia)	60,800	35,242
Turkiye Sise ve Cam Fabrikalari A/S (Turkey)	1,257,052	1,110,891
		60,595,134
Insurance — 1.6%
Aegon NV (Netherlands)	228,013	1,088,426
Aflac, Inc.	197,700	10,118,286
Ageas SA/NV (Belgium)	271,569	16,377,484
AIA Group Ltd. (Hong Kong)	245,600	3,011,555
Alleghany Corp.*	4,268	2,673,006
Allianz SE (Germany)	3,591	914,861
Allstate Corp. (The)	240,900	27,679,410
American Financial Group, Inc.	18,900	2,156,490
American International Group, Inc.	16,500	762,465
Argo Group International Holdings Ltd.	22,100	1,112,072
ASR Nederland NV (Netherlands)	78,217	3,508,598
Assicurazioni Generali SpA (Italy)	537,136	10,773,637
Aviva PLC (United Kingdom)	931,426	5,258,758
AXA SA (France)	42,508	1,141,715
Axis Capital Holdings Ltd.	6,897	341,884
Cathay Financial Holding Co. Ltd. (Taiwan)	174,000	293,009
China Development Financial Holding Corp. (Taiwan)	292,000	107,698
China Life Insurance Co. Ltd. (Taiwan)	40,000	36,212
China Life Insurance Co. Ltd. (China) (Class H Stock)	333,000	694,558
Chubb Ltd.	136,468	21,557,850
CNP Assurances (France)*	36,856	701,545
DB Insurance Co. Ltd. (South Korea)	46,047	1,926,465
Direct Line Insurance Group PLC (United Kingdom)	254,109	1,099,932
Employers Holdings, Inc.	30,500	1,313,330
Fairfax Financial Holdings Ltd. (Canada)	5,600	2,444,402
Fubon Financial Holding Co. Ltd. (Taiwan)	176,000	351,587
Gjensidige Forsikring ASA (Norway)	109,370	2,567,598
Great-West Lifeco, Inc. (Canada)	45,400	1,208,066
Hanover Insurance Group, Inc. (The)	30,200	3,909,692
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	109,620	2,375,240
iA Financial Corp., Inc. (Canada)	23,900	1,299,504
Intact Financial Corp. (Canada)	9,300	1,139,651
Japan Post Insurance Co. Ltd. (Japan)	558,900	11,496,505
Just Group PLC (United Kingdom)*	514,639	722,428
Legal & General Group PLC (United Kingdom)	1,630,322	6,290,845
Manulife Financial Corp. (Canada)	118,700	2,553,084
Marsh & McLennan Cos., Inc.	106,290	12,946,122
Medibank Private Ltd. (Australia)	330,832	703,833
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
MetLife, Inc.	393,061	$23,894,178
New China Life Insurance Co. Ltd. (China) (Class H Stock)	298,900	1,166,868
NN Group NV (Netherlands)	387,530	18,997,394
Old Mutual Ltd. (South Africa)	100,684	86,148
Old Republic International Corp.(a)	593,800	12,968,592
People’s Insurance Co. Group of China Ltd. (The) (China) (Class H Stock)	140,000	45,636
Phoenix Group Holdings PLC (United Kingdom)	51,293	520,435
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	93,000	1,116,003
Poste Italiane SpA (Italy), 144A	971,886	12,387,101
Power Corp. of Canada (Canada)	103,100	2,709,790
ProSight Global, Inc.*	9,239	116,411
RenaissanceRe Holdings Ltd. (Bermuda)	45,240	7,249,710
Samsung Life Insurance Co. Ltd. (South Korea)	1,479	102,348
SCOR SE (France)*	18,486	631,370
Selective Insurance Group, Inc.	13,300	964,782
SiriusPoint Ltd. (Bermuda)*	71,100	723,087
Stewart Information Services Corp.	41,900	2,180,057
Storebrand ASA (Norway)*	53,990	544,865
Sun Life Financial, Inc. (Canada)	20,900	1,056,226
T&D Holdings, Inc. (Japan)	1,139,700	14,707,874
Tokio Marine Holdings, Inc. (Japan)	76,500	3,644,310
Travelers Cos., Inc. (The)	20,400	3,068,160
Unipol Gruppo SpA (Italy)*	836,297	4,683,408
Universal Insurance Holdings, Inc.	45,500	652,470
		278,875,026
Interactive Media & Services — 2.5%
Alphabet, Inc. (Class A Stock)*	67,915	140,076,046
Alphabet, Inc. (Class C Stock)*	49,059	101,484,919
Auto Trader Group PLC (United Kingdom), 144A*	69,037	527,443
Autohome, Inc. (China), ADR	4,700	438,369
Baidu, Inc. (China), ADR*	10,300	2,240,765
Cars.com, Inc.*(a)	214,500	2,779,920
Facebook, Inc. (Class A Stock)*	529,655	155,999,287
Kakao Corp. (South Korea)	3,887	1,722,234
Kuaishou Technology (China), 144A*	7,327	258,239
Match Group, Inc.*	77,775	10,684,729
Mixi, Inc. (Japan)	34,900	875,620
NAVER Corp. (South Korea)	8,645	2,904,593
QuinStreet, Inc.*	94,200	1,912,260
Rightmove PLC (United Kingdom)*	183,517	1,468,944
Snap, Inc. (Class A Stock)*	111,373	5,823,694
Tencent Holdings Ltd. (China)	215,170	17,111,446
Weibo Corp. (China), ADR*	1,500	75,690
		446,384,198
Internet & Direct Marketing Retail — 1.9%
Alibaba Group Holding Ltd. (China), ADR*	36,982	8,384,929
Amazon.com, Inc.*	75,379	233,228,656
AO World PLC (United Kingdom)*	45,045	182,594

A13

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Internet & Direct Marketing Retail (cont’d.)
ASKUL Corp. (Japan)	5,500	$210,666
ASOS PLC (United Kingdom)*	18,444	1,428,204
BHG Group AB (Sweden)*	27,130	452,774
boohoo Group PLC (United Kingdom)*	627,470	2,955,057
eBay, Inc.	489,100	29,952,484
Farfetch Ltd. (United Kingdom) (Class A Stock)*(a)	129,108	6,845,306
HelloFresh SE (Germany)*	46,617	3,483,476
JD.com, Inc. (China), ADR*	25,400	2,141,982
Liquidity Services, Inc.*	25,800	479,364
MakeMyTrip Ltd. (India)*	55,202	1,743,279
Meituan (China) (Class B Stock), 144A*	261,082	10,183,575
MercadoLibre, Inc. (Argentina)*	14,629	21,535,936
Naspers Ltd. (South Africa) (Class N Stock)	4,850	1,166,383
Oisix ra daichi, Inc. (Japan)*	7,000	185,007
Overstock.com, Inc.*(a)	51,200	3,392,512
Pinduoduo, Inc. (China), ADR*	500	66,940
Shutterstock, Inc.	30,500	2,715,720
Stamps.com, Inc.*	28,592	5,704,390
Vipshop Holdings Ltd. (China), ADR*	42,900	1,280,994
zooplus AG (Germany)*	3,079	881,222
ZOZO, Inc. (Japan)	14,000	415,136
		339,016,586
IT Services — 2.8%
Accenture PLC (Class A Stock)	174,200	48,122,750
Adyen NV (Netherlands), 144A*	15,961	35,669,533
Afterpay Ltd. (Australia)*	19,069	1,493,428
Akamai Technologies, Inc.*	47,000	4,789,300
Alten SA (France)*	2,466	289,618
Amdocs Ltd.	120,200	8,432,030
Atos SE (France)*	14,055	1,098,508
Automatic Data Processing, Inc.	167,000	31,474,490
Bechtle AG (Germany)	37,953	7,125,103
BM Technologies, Inc.(original cost $153,160; purchased 09/07/17-05/27/20)*^(f)	10,833	116,592
CANCOM SE (Germany)	5,616	323,861
Cognizant Technology Solutions Corp. (Class A Stock)	396,700	30,990,204
Computacenter PLC (United Kingdom)	68,253	2,221,805
Concentrix Corp.*	16,000	2,395,520
Data#3 Ltd. (Australia)	125,808	498,833
EPAM Systems, Inc.*	36,000	14,280,840
Evo Payments, Inc. (Class A Stock)*	5,906	162,533
Fiserv, Inc.*	94,400	11,237,376
FleetCor Technologies, Inc.*	17,200	4,620,436
Fujitsu Ltd. (Japan)	137,300	19,905,083
Future Corp. (Japan)	59,200	1,073,873
GDS Holdings Ltd. (China) (Class A Stock)*	43,581	443,530
Genpact Ltd.	31,200	1,335,984
Globant SA*	7,710	1,600,673
GMO Payment Gateway, Inc. (Japan)	36,474	4,867,030
Hackett Group, Inc. (The)	43,600	714,604
HCL Technologies Ltd. (India)	815,511	11,011,139
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Infosys Ltd. (India)	239,343	$4,486,423
International Business Machines Corp.	8,700	1,159,362
International Money Express, Inc.*	34,400	516,344
Itochu Techno-Solutions Corp. (Japan)	28,700	925,461
Keywords Studios PLC (Ireland)*	18,408	655,680
Larsen & Toubro Infotech Ltd. (India), 144A	44,804	2,492,068
Mastercard, Inc. (Class A Stock)	63,155	22,486,338
MAXIMUS, Inc.	38,700	3,445,848
NEC Corp. (Japan)	46,900	2,770,789
NEC Networks & System Integration Corp. (Japan)	40,100	705,400
Nomura Research Institute Ltd. (Japan)	271,800	8,433,737
NS Solutions Corp. (Japan)	30,000	954,620
NSD Co. Ltd. (Japan)	43,500	726,058
NTT Data Corp. (Japan)	76,800	1,191,738
Obic Co. Ltd. (Japan)	29,800	5,469,393
Okta, Inc.*	7,206	1,588,419
Otsuka Corp. (Japan)	17,200	805,584
Paychex, Inc.	94,300	9,243,286
PayPal Holdings, Inc.*	259,122	62,925,186
Reply SpA (Italy)	20,178	2,567,677
SCSK Corp. (Japan)	41,300	2,454,521
Shift4 Payments, Inc. (Class A Stock)*	1,256	103,005
Shopify, Inc. (Canada) (Class A Stock)*	27,897	30,868,030
Snowflake, Inc. (Class A Stock)*(a)	10,606	2,431,744
Softcat PLC (United Kingdom)	25,422	635,747
Square, Inc. (Class A Stock)*	32,379	7,351,652
Sykes Enterprises, Inc.*	15,500	683,240
Tata Consultancy Services Ltd. (India)	92,484	4,031,066
Tech Mahindra Ltd. (India)	211,809	2,888,735
TechMatrix Corp. (Japan)	13,000	232,063
TELUS International CDA, Inc. (Philippines)*(a)	16,199	453,248
TIS, Inc. (Japan)	27,800	664,441
Transcosmos, Inc. (Japan)	71,700	1,941,187
TTEC Holdings, Inc.	11,400	1,145,130
Twilio, Inc. (Class A Stock)*	26,162	8,914,963
Unisys Corp.*	22,600	574,492
Visa, Inc. (Class A Stock)(a)	145,593	30,826,406
WEX, Inc.*	2,272	475,348
Wipro Ltd. (India)	1,419,138	8,069,459
Wix.com Ltd. (Israel)*	33,871	9,457,461
		494,046,025
Leisure Products — 0.3%
American Outdoor Brands, Inc.*	76,300	1,922,760
Bandai Namco Holdings, Inc. (Japan)	14,100	1,008,415
Brunswick Corp.	234,739	22,387,058
Games Workshop Group PLC (United Kingdom)	31,933	4,388,378
Giant Manufacturing Co. Ltd. (Taiwan)	6,000	72,781
Johnson Outdoors, Inc. (Class A Stock)	4,700	670,925
Malibu Boats, Inc. (Class A Stock)*	2,000	159,360
MasterCraft Boat Holdings, Inc.*	20,500	545,095
MIPS AB (Sweden)	3,205	229,746
Nautilus, Inc.*(a)	67,300	1,052,572

A14

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Leisure Products (cont’d.)
Peloton Interactive, Inc. (Class A Stock)*	48,356	$5,437,149
Shimano, Inc. (Japan)	18,100	4,326,843
Smith & Wesson Brands, Inc.(a)	503,600	8,787,820
Thule Group AB (Sweden), 144A*	50,280	2,184,811
YETI Holdings, Inc.*	14,900	1,075,929
		54,249,642
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	75,700	9,624,498
Avantor, Inc.*	87,170	2,521,828
Bio-Techne Corp.	32,400	12,374,532
Charles River Laboratories International, Inc.*	7,700	2,231,691
Divi’s Laboratories Ltd. (India)*	42,188	2,099,405
Eurofins Scientific SE (Luxembourg)*	49,095	4,703,542
Medpace Holdings, Inc.*	25,100	4,117,655
PerkinElmer, Inc.	29,900	3,835,871
PPD, Inc.*	14,727	557,270
Sartorius Stedim Biotech (France)	26,382	10,887,159
Syneos Health, Inc.*	3,255	246,892
Tecan Group AG (Switzerland)*	1,421	631,217
Thermo Fisher Scientific, Inc.	96,100	43,858,118
Wuxi Biologics Cayman, Inc. (China), 144A*	921,901	11,646,746
		109,336,424
Machinery — 1.5%
AGCO Corp.	144,500	20,757,425
Airtac International Group (China)	3,000	106,464
Allison Transmission Holdings, Inc.	17,500	714,525
Altra Industrial Motion Corp.	36,500	2,019,180
Amada Co. Ltd. (Japan)	36,900	412,651
ANDRITZ AG (Austria)	48,041	2,168,601
Ashok Leyland Ltd. (India)	1,238,706	1,937,306
Atlas Copco AB (Sweden) (Class A Stock)	18,123	1,104,325
Atlas Copco AB (Sweden) (Class B Stock)	47,041	2,449,761
Bucher Industries AG (Switzerland)	826	421,054
CNH Industrial NV (United Kingdom)*	122,600	1,920,662
Colfax Corp.*	71,058	3,113,051
Crane Co.	60,400	5,672,164
Cummins, Inc.	82,600	21,402,486
Deere & Co.	111,861	41,851,674
Donaldson Co., Inc.	63,400	3,687,344
Dover Corp.	35,600	4,881,828
Ebara Corp. (Japan)	37,200	1,521,234
Enerpac Tool Group Corp.	4,990	130,339
EnPro Industries, Inc.	25,700	2,191,439
Epiroc AB (Sweden) (Class A Stock)	219,517	4,976,538
Epiroc AB (Sweden) (Class B Stock)	78,148	1,628,510
FANUC Corp. (Japan)	22,900	5,451,890
Fortive Corp.	95,138	6,720,548
Franklin Electric Co., Inc.	41,500	3,276,010
Fuji Corp. (Japan)	9,000	231,068
Graco, Inc.	51,900	3,717,078
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Haitian International Holdings Ltd. (China)	15,000	$60,027
Hillenbrand, Inc.	21,000	1,001,910
Hitachi Zosen Corp. (Japan)	32,300	261,971
IMI PLC (United Kingdom)	26,764	490,808
Interpump Group SpA (Italy)	8,564	434,030
Jiangsu Hengli Hydraulic Co. Ltd. (China) (Class A Stock)	22,420	306,650
Kennametal, Inc.	7,138	285,306
Kone OYJ (Finland) (Class B Stock)	47,121	3,846,477
Konecranes OYJ (Finland)	24,266	1,082,163
Kurita Water Industries Ltd. (Japan)	12,100	521,642
Lincoln Electric Holdings, Inc.	18,211	2,238,860
Makita Corp. (Japan)	27,200	1,167,966
Meritor, Inc.*	97,000	2,853,740
Mueller Industries, Inc.	62,700	2,592,645
Nordson Corp.	23,771	4,722,822
Obara Group, Inc. (Japan)	19,500	668,644
OC Oerlikon Corp. AG (Switzerland)	24,444	282,801
Otis Worldwide Corp.	63,522	4,348,081
Parker-Hannifin Corp.	36,380	11,475,343
Pentair PLC	159,500	9,940,040
Rexnord Corp.	14,293	673,057
Rotork PLC (United Kingdom)	322,361	1,583,951
Sandvik AB (Sweden)*	224,615	6,141,971
Sany Heavy Industry Co. Ltd. (China) (Class A Stock)	88,340	461,305
Schindler Holding AG (Switzerland)	5,046	1,446,442
SFS Group AG (Switzerland)	1,805	224,297
Shenzhen Inovance Technology Co. Ltd. (China) (Class A Stock)	2,600	34,001
Shyft Group, Inc. (The)	65,300	2,429,160
Sinotruk Hong Kong Ltd. (China)	194,500	584,176
SKF AB (Sweden) (Class B Stock)	46,495	1,322,431
SMC Corp. (Japan)	7,000	4,075,856
SPX FLOW, Inc.	3,200	202,656
Standex International Corp.	16,000	1,529,120
Stanley Black & Decker, Inc.	14,000	2,795,380
Takeuchi Manufacturing Co. Ltd. (Japan)	21,600	607,546
Techtronic Industries Co. Ltd. (Hong Kong)	1,288,004	22,100,543
Terex Corp.	11,500	529,805
Trelleborg AB (Sweden) (Class B Stock)*	26,446	672,577
TriMas Corp.*	10,300	312,296
Valmet OYJ (Finland)	101,009	3,677,671
VAT Group AG (Switzerland), 144A	3,186	894,092
Volvo AB (Sweden) (Class B Stock)*(a)	633,296	16,068,898
Westinghouse Air Brake Technologies Corp.	12,864	1,018,314
Zoomlion Heavy Industry Science & Technology Co. Ltd. (China) (Class H Stock)	75,800	109,125

A15

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Zoomlion Heavy Industry Science & Technology Co. Ltd. (China) (Class A Stock)	120,378	$233,404
		262,775,155
Marine — 0.3%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	1,576	3,436,944
AP Moller - Maersk A/S (Denmark) (Class B Stock)	10,833	25,204,034
COSCO SHIPPING Holdings Co. Ltd. (China) (Class H Stock)*	1,093,500	1,423,401
Costamare, Inc. (Monaco)	140,100	1,347,762
D/S Norden A/S (Denmark)	183,657	4,258,671
Eagle Bulk Shipping, Inc.*(a)	10,800	390,096
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)*	52,000	83,677
Kuehne + Nagel International AG (Switzerland)	16,276	4,644,341
Matson, Inc.	51,500	3,435,050
Mitsui OSK Lines Ltd. (Japan)	12,600	443,355
Nippon Yusen KK (Japan)	19,800	678,090
SITC International Holdings Co. Ltd. (China)	1,105,000	3,782,487
		49,127,908
Media — 0.5%
Cardlytics, Inc.*	2,115	232,016
Cheil Worldwide, Inc. (South Korea)	1,920	36,198
China South Publishing & Media Group Co. Ltd. (China) (Class A Stock)	199,600	319,600
Comcast Corp. (Class A Stock)	723,820	39,165,900
Cyfrowy Polsat SA (Poland)	87,336	653,176
Entercom Communications Corp. (Class A Stock)*	34,600	181,650
Eutelsat Communications SA (France)	19,225	234,860
Focus Media Information Technology Co. Ltd. (China) (Class A Stock)	193,100	274,005
Fox Corp. (Class A Stock)	111,000	4,008,210
Fox Corp. (Class B Stock)	81,000	2,829,330
Future PLC (United Kingdom)	35,796	943,837
Gray Television, Inc.	160,700	2,956,880
ITV PLC (United Kingdom)*	418,951	693,841
Mediaset SpA (Italy)*(a)	169,018	484,980
Megacable Holdings SAB de CV (Mexico), UTS	96,200	344,286
Meredith Corp.*	19,200	571,776
Metropole Television SA (France)*	12,504	267,884
MultiChoice Group (South Africa)	124,644	1,086,359
News Corp. (Class A Stock)	398,300	10,128,769
News Corp. (Class B Stock)	44,900	1,053,354
Nine Entertainment Co. Holdings Ltd. (Australia)	174,915	369,536
Nippon Television Holdings, Inc. (Japan)	26,400	348,019
ProSiebenSat.1 Media SE (Germany)*	262,646	5,371,682
Publicis Groupe SA (France)	53,238	3,252,424
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
Schibsted ASA (Norway) (Class B Stock)*	11,630	$415,703
SES SA (Luxembourg)	185,711	1,474,748
Sirius XM Holdings, Inc.(a)	741,200	4,513,908
SKY Perfect JSAT Holdings, Inc. (Japan)	178,200	795,491
TEGNA, Inc.	70,200	1,321,866
ValueCommerce Co. Ltd. (Japan)	16,000	520,582
		84,850,870
Metals & Mining — 1.4%
Acerinox SA (Spain)	18,900	247,584
African Rainbow Minerals Ltd. (South Africa)	2,345	44,291
Alcoa Corp.*	64,000	2,079,360
Alrosa PJSC (Russia)	970,960	1,358,374
Anglo American PLC (South Africa)	261,745	10,306,408
APERAM SA (Luxembourg)	6,296	284,602
ArcelorMittal SA (Luxembourg)*	396,076	11,533,288
Aurubis AG (Germany)	8,286	686,372
Baoshan Iron & Steel Co. Ltd. (China) (Class A Stock)	35,000	43,121
BHP Group Ltd. (Australia)	380,470	13,445,848
BHP Group PLC (Australia)	799,948	23,122,075
BlueScope Steel Ltd. (Australia)	162,975	2,406,672
Boliden AB (Sweden)	31,392	1,165,643
China Hongqiao Group Ltd. (China)	1,590,500	2,135,616
Cia Siderurgica Nacional SA (Brazil)	55,500	372,028
Coeur Mining, Inc.*	84,700	764,841
Coronado Global Resources, Inc. (Australia), CDI, 144A*	2,791,731	1,915,534
Dowa Holdings Co. Ltd. (Japan)	6,000	251,013
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	1,290,615	2,390,717
ERO Copper Corp. (Canada)*	12,499	215,130
Evolution Mining Ltd. (Australia)	194,367	609,788
Evraz PLC (Russia)	821,878	6,539,978
Ferrexpo PLC (Ukraine)	773,367	4,001,092
Fortescue Metals Group Ltd. (Australia)	1,773,284	27,066,736
Freeport-McMoRan, Inc.*	462,800	15,240,004
Glencore PLC (Australia)*	165,855	653,367
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	306,900	1,617,721
Hindalco Industries Ltd. (India)	33,876	152,441
Hunan Valin Steel Co. Ltd. (China) (Class A Stock)	224,800	240,082
Impala Platinum Holdings Ltd. (South Africa)	87,678	1,628,739
Jiangxi Copper Co. Ltd. (China) (Class H Stock)	28,000	53,955
Kumba Iron Ore Ltd. (South Africa)	55,936	2,303,632
Maruichi Steel Tube Ltd. (Japan)	9,500	217,252
Materion Corp.	1,900	125,856
Mineral Resources Ltd. (Australia)	18,786	545,778
Mitsui Mining & Smelting Co. Ltd. (Japan)	7,200	251,531
MMC Norilsk Nickel PJSC (Russia)	27,415	8,634,107
Newcrest Mining Ltd. (Australia)	37,361	700,836

A16

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Newmont Corp.	359,000	$21,636,930
Nickel Mines Ltd. (Australia)	186,888	174,472
Norsk Hydro ASA (Norway)	337,383	2,164,154
Novolipetsk Steel PJSC (Russia)	1,678,860	5,359,598
Olympic Steel, Inc.	7,700	226,765
Polyus PJSC (Russia)	16,540	3,067,432
POSCO (South Korea)	1,423	404,558
Ramelius Resources Ltd. (Australia)	792,215	895,323
Rio Tinto Ltd. (Australia)	80,561	6,793,475
Rio Tinto PLC (Australia)	364,719	27,926,179
Royal Gold, Inc.	12,141	1,306,614
Sandfire Resources Ltd. (Australia)	330,039	1,345,686
Severstal PAO (Russia)	382,124	7,785,369
Sibanye Stillwater Ltd. (South Africa)	60,731	267,811
South32 Ltd. (Australia)	541,820	1,157,832
Southern Copper Corp. (Peru)	14,878	1,009,770
SSAB AB (Sweden) (Class B Stock)*	68,815	333,636
Steel Dynamics, Inc.	84,700	4,299,372
Sumitomo Metal Mining Co. Ltd. (Japan)	28,000	1,215,271
Tokyo Steel Manufacturing Co. Ltd. (Japan)	33,600	257,994
Vale SA (Brazil)	222,545	3,856,131
Worthington Industries, Inc.	52,500	3,522,225
Yamato Kogyo Co. Ltd. (Japan)	38,700	1,153,415
		241,511,424
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
ACRES Commercial Realty Corp.*	2,866	41,815
Annaly Capital Management, Inc.	585,000	5,031,000
Ares Commercial Real Estate Corp.	24,600	337,512
Chimera Investment Corp.(a)	298,400	3,789,680
Colony Credit Real Estate, Inc.	131,500	1,120,380
Ellington Financial, Inc.	62,000	992,620
Ready Capital Corp.	62,800	842,776
Redwood Trust, Inc.	25,700	267,537
Starwood Property Trust, Inc.	425,534	10,527,711
TPG RE Finance Trust, Inc.	241,700	2,707,040
Western Asset Mortgage Capital Corp.(a)	61,700	196,823
		25,854,894
Multiline Retail — 0.4%
B&M European Value Retail SA (United Kingdom)	104,016	756,467
Dollar Tree, Inc.*	152,500	17,455,150
Europris ASA (Norway), 144A	50,385	301,697
Falabella SA (Chile)	96,628	443,918
Harvey Norman Holdings Ltd. (Australia)	781,287	3,412,482
Kohl’s Corp.	13,500	804,735
Magazine Luiza SA (Brazil)	366,163	1,306,273
Next PLC (United Kingdom)*	15,840	1,723,785
Seria Co. Ltd. (Japan)	53,100	1,855,219
Target Corp.	185,419	36,725,941
Tokmanni Group Corp. (Finland)	10,265	241,553
Wesfarmers Ltd. (Australia)	199,546	8,006,631
	Shares	Value
Common Stocks (continued)
Multiline Retail (cont’d.)
Woolworths Holdings Ltd. (South Africa)*	21,318	$71,457
		73,105,308
Multi-Utilities — 0.4%
A2A SpA (Italy)	719,853	1,309,398
ACEA SpA (Italy)	8,899	193,780
Ameren Corp.	66,285	5,392,948
Dominion Energy, Inc.	128,540	9,763,898
Iren SpA (Italy)	82,600	229,096
MDU Resources Group, Inc.	468,293	14,802,742
Public Service Enterprise Group, Inc.	317,300	19,104,633
Sempra Energy	183,400	24,315,172
		75,111,667
Oil, Gas & Consumable Fuels — 1.4%
Adaro Energy Tbk PT (Indonesia)	7,307,100	594,675
Beach Energy Ltd. (Australia)	169,895	222,570
Brigham Minerals, Inc. (Class A Stock)	77,200	1,130,208
BW LPG Ltd. (Singapore), 144A	1,241,229	8,520,949
Chevron Corp.	432,757	45,348,606
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	651,000	1,351,467
Cimarex Energy Co.	150,100	8,914,439
ConocoPhillips	628,360	33,284,229
Cosmo Energy Holdings Co. Ltd. (Japan)	9,500	227,183
Devon Energy Corp.	41,549	907,846
Diamond S Shipping, Inc.*	68,800	690,064
Diversified Gas & Oil PLC	147,235	225,857
DNO ASA (Norway)*	431,611	476,176
Dorian LPG Ltd.*	12,900	169,377
Ecopetrol SA (Colombia)	1,618,281	1,045,649
ENEOS Holdings, Inc. (Japan)	923,300	4,194,689
EOG Resources, Inc.	169,700	12,308,341
Equinor ASA (Norway)	170,632	3,339,997
Euronav NV (Belgium)	124,209	1,145,118
Exxaro Resources Ltd. (South Africa)	98,562	1,163,558
Exxon Mobil Corp.	345,600	19,294,848
Frontera Energy Corp. (Colombia)	20,208	103,061
Frontline Ltd. (Norway)	252,547	1,844,565
Gaztransport Et Technigaz SA (France)	22,054	1,760,456
Idemitsu Kosan Co. Ltd. (Japan)	42,000	1,084,563
Inpex Corp. (Japan)	150,600	1,031,638
International Seaways, Inc.(a)	39,800	771,324
Iwatani Corp. (Japan)	3,900	241,444
Japan Petroleum Exploration Co. Ltd. (Japan)	18,000	335,488
Kinder Morgan, Inc.	196,700	3,275,055
Magnolia Oil & Gas Corp. (Class A Stock)*	153,400	1,761,032
Marathon Petroleum Corp.	40,500	2,166,345
Neste OYJ (Finland)	308,466	16,370,527
Oil & Natural Gas Corp. Ltd. (India)	54,230	76,362
OMV AG (Austria)	85,143	4,307,008
Ovintiv, Inc.	121,000	2,882,220
PDC Energy, Inc.*	17,714	609,362
Petroleo Brasileiro SA (Brazil)	83,400	355,165

A17

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Petronet LNG Ltd. (India)	13,886	$42,831
Pioneer Natural Resources Co.	24,600	3,906,972
Polskie Gornictwo Naftowe i Gazownictwo SA (Poland)	360,170	548,815
PTT Exploration & Production PCL (Thailand)	29,700	108,753
Qatar Gas Transport Co. Ltd. (Qatar)	303,372	262,885
Reliance Industries Ltd. (India)	25,217	694,442
Repsol SA (Spain)	190,438	2,362,024
Rosneft Oil Co. PJSC (Russia)	178,600	1,353,453
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	563,137	10,941,256
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	58,962	1,082,440
Santos Ltd. (Australia)	317,290	1,723,164
Saudi Arabian Oil Co. (Saudi Arabia), 144A	41,108	394,360
Shaanxi Coal Industry Co. Ltd. (China) (Class A Stock)	182,600	308,280
Shanxi Coking Coal Energy Group Co., Ltd. (China) (Class A Stock)	255,160	194,880
Surgutneftegas PJSC (Russia)	157,200	71,678
Targa Resources Corp.	217,501	6,905,657
TOTAL SE (France)	334,302	15,596,396
Ultrapar Participacoes SA (Brazil)	16,000	60,405
United Tractors Tbk PT (Indonesia)	684,900	1,048,296
VERBIO Vereinigte BioEnergie AG (Germany)	51,168	2,207,272
Washington H Soul Pattinson & Co. Ltd. (Australia)	32,205	774,467
Williams Cos., Inc. (The)	314,662	7,454,343
World Fuel Services Corp.	86,300	3,037,760
Yanzhou Coal Mining Co. Ltd. (China) (Class H Stock)	734,000	871,898
		245,484,188
Paper & Forest Products — 0.0%
Hokuetsu Corp. (Japan)	94,300	443,084
Louisiana-Pacific Corp.	84,500	4,686,370
Neenah, Inc.	15,100	775,838
Nine Dragons Paper Holdings Ltd. (Hong Kong)	151,000	222,526
Suzano SA (Brazil)*	83,000	1,014,671
Verso Corp. (Class A Stock)	74,800	1,091,332
		8,233,821
Personal Products — 0.4%
Best World International Ltd. (Singapore)^	126,000	9
Colgate-Palmolive India Ltd. (India)	13,861	296,751
Estee Lauder Cos., Inc. (The) (Class A Stock)	51,007	14,835,386
Hengan International Group Co. Ltd. (China)	149,500	986,939
L’Oreal SA (France)	50,554	19,402,910
Medifast, Inc.	15,600	3,304,392
Nu Skin Enterprises, Inc. (Class A Stock)	94,400	4,992,816
	Shares	Value
Common Stocks (continued)
Personal Products (cont’d.)
Rohto Pharmaceutical Co. Ltd. (Japan)	10,500	$280,881
Unilever PLC (United Kingdom)	451,905	25,321,205
USANA Health Sciences, Inc.*(a)	23,100	2,254,560
YA-MAN Ltd. (Japan)	51,200	728,600
		72,404,449
Pharmaceuticals — 2.5%
Amneal Pharmaceuticals, Inc.*	305,400	2,055,342
Amphastar Pharmaceuticals, Inc.*(a)	55,900	1,024,088
AstraZeneca PLC (United Kingdom)	30,917	3,090,506
AstraZeneca PLC (United Kingdom), ADR(a)	149,963	7,456,160
Atea Pharmaceuticals, Inc.*(a)	17,600	1,086,800
Aurobindo Pharma Ltd. (India)	61,620	745,745
Bayer AG (Germany)	46,910	2,974,452
Bristol-Myers Squibb Co.	746,810	47,146,115
China Medical System Holdings Ltd. (China)	643,000	1,282,498
China Resources Pharmaceutical Group Ltd. (China), 144A	1,070,000	670,375
Chugai Pharmaceutical Co. Ltd. (Japan)	79,500	3,231,631
Cipla Ltd. (India)*	41,396	463,586
CSPC Pharmaceutical Group Ltd. (China)	201,600	246,052
Dr. Reddy’s Laboratories Ltd. (India)	22,196	1,377,785
Eli Lilly & Co.	165,800	30,974,756
Faes Farma SA (Spain)	103,282	443,701
GlaxoSmithKline PLC (United Kingdom)	1,396,659	24,783,233
Hikma Pharmaceuticals PLC (Jordan)	231,411	7,280,524
Horizon Therapeutics PLC*	20,223	1,861,325
Ipca Laboratories Ltd. (India)	28,585	746,813
Ipsen SA (France)	4,328	371,610
Jazz Pharmaceuticals PLC*	14,017	2,303,974
Johnson & Johnson	442,800	72,774,180
Joincare Pharmaceutical Group Industry Co. Ltd. (China) (Class A Stock)	18,700	36,578
Kaken Pharmaceutical Co. Ltd. (Japan)	14,200	556,389
Kalbe Farma Tbk PT (Indonesia)	486,000	52,898
Kissei Pharmaceutical Co. Ltd. (Japan)	8,500	188,614
Livzon Pharmaceutical Group, Inc. (China) (Class A Stock)	42,800	272,733
Merck & Co., Inc.	501,600	38,668,344
Merck KGaA (Germany)	15,506	2,651,633
Novartis AG (Switzerland)	431,040	36,822,385
Novo Nordisk A/S (Denmark) (Class B Stock)	211,546	14,247,667
Ono Pharmaceutical Co. Ltd. (Japan)	187,000	4,895,306
Orion OYJ (Finland) (Class B Stock)	124,594	4,996,899
Osmotica Pharmaceuticals PLC*(a)	70,000	228,200
Otsuka Holdings Co. Ltd. (Japan)	305,700	12,982,590
Pfizer, Inc.	1,033,900	37,458,197
Prestige Consumer Healthcare, Inc.*	81,200	3,579,296
Revance Therapeutics, Inc.*	11,485	321,006
Richter Gedeon Nyrt (Hungary)	69,090	2,037,821
Roche Holding AG (Switzerland)	72,150	23,316,744

A18

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Sanofi (France)	274,332	$27,130,449
Sawai Pharmaceutical Co. Ltd. (Japan)	4,200	204,398
Shandong Buchang Pharmaceuticals Co. Ltd. (China) (Class A Stock)	24,486	85,165
Shionogi & Co. Ltd. (Japan)	31,000	1,671,778
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	23,400	409,415
Sun Pharmaceutical Industries Ltd. (India)	19,448	159,732
Supernus Pharmaceuticals, Inc.*	26,400	691,152
Teva Pharmaceutical Industries Ltd. (Israel), ADR*(a)	227,932	2,630,335
Torii Pharmaceutical Co. Ltd. (Japan)	66,600	1,810,943
Tsumura & Co. (Japan)	14,200	508,555
UCB SA (Belgium)	15,283	1,456,789
United Laboratories International Holdings Ltd. (The) (Hong Kong)	716,000	529,806
		434,993,068
Professional Services — 0.4%
Adecco Group AG (Switzerland)	27,571	1,861,897
ASGN, Inc.*	38,932	3,715,670
Barrett Business Services, Inc.	5,500	378,730
BayCurrent Consulting, Inc. (Japan)	78,400	17,965,170
CACI International, Inc. (Class A Stock)*(a)	14,200	3,502,572
CoStar Group, Inc.*	10,100	8,301,089
en-japan, Inc. (Japan)	12,000	372,574
Experian PLC (United Kingdom)	220,262	7,597,350
FTI Consulting, Inc.*	9,900	1,387,089
Heidrick & Struggles International, Inc.	6,400	228,608
IR Japan Holdings Ltd. (Japan)	9,500	1,151,695
Kelly Services, Inc. (Class A Stock)*	41,400	921,978
Kforce, Inc.	28,000	1,500,800
Randstad NV (Netherlands)	139,096	9,796,377
Robert Half International, Inc.	26,400	2,061,048
SGS SA (Switzerland)	714	2,031,544
SmartGroup Corp. Ltd. (Australia)	179,961	869,749
TechnoPro Holdings, Inc. (Japan)	22,500	1,882,197
Teleperformance (France)	2,794	1,020,780
TriNet Group, Inc.*	5,400	420,984
Wolters Kluwer NV (Netherlands)	24,405	2,125,791
		69,093,692
Real Estate Management & Development — 0.5%
Agile Group Holdings Ltd. (China)	2,366,000	3,890,746
Aldar Properties PJSC (United Arab Emirates)*	1,190,946	1,221,007
Aroundtown SA (Germany)	71,476	509,237
CBRE Group, Inc. (Class A Stock)*	42,600	3,370,086
Cencosud Shopping SA (Chile)	18,420	38,322
China Aoyuan Group Ltd. (China)	252,000	272,318
China Evergrande Group (China)	123,000	235,309
China Overseas Land & Investment Ltd. (China)	498,000	1,301,686
China Vanke Co. Ltd. (China) (Class H Stock)	25,600	100,767
CK Asset Holdings Ltd. (Hong Kong)	746,778	4,554,845
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Cushman & Wakefield PLC*	22,100	$360,672
Daito Trust Construction Co. Ltd. (Japan)	19,600	2,277,755
Emaar Properties PJSC (United Arab Emirates)*	952,101	919,546
ESR Cayman Ltd. (China), 144A*	109,517	359,945
eXp World Holdings, Inc.*(a)	35,900	1,635,245
Fabege AB (Sweden)	12,008	161,994
Greenland Holdings Corp. Ltd. (China) (Class A Stock)	317,600	270,967
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	632,000	837,046
Hang Lung Properties Ltd. (Hong Kong)	602,369	1,572,437
Henderson Land Development Co. Ltd. (Hong Kong)	1,370,200	6,179,109
Hongkong Land Holdings Ltd. (Hong Kong)	29,700	146,030
Hopson Development Holdings Ltd. (China)	108,000	390,156
Howard Hughes Corp. (The)*	3,209	305,272
Hysan Development Co. Ltd. (Hong Kong)	66,000	258,262
Intershop Holding AG (Switzerland)	602	398,588
Jinke Properties Group Co. Ltd. (China) (Class A Stock)	33,000	33,155
K Wah International Holdings Ltd. (Hong Kong)	7,637,000	3,963,423
Kaisa Group Holdings Ltd. (China)*	2,393,000	1,188,550
Katitas Co. Ltd. (Japan)	7,100	199,041
KE Holdings, Inc. (China), ADR*(a)	19,000	1,082,620
Kungsleden AB (Sweden)	21,825	228,356
KWG Group Holdings Ltd. (China)	926,000	1,594,640
Logan Group Co. Ltd. (China)	626,000	1,061,033
Longfor Group Holdings Ltd. (China), 144A	39,000	259,785
Marcus & Millichap, Inc.*	18,200	613,340
Mitsubishi Estate Co. Ltd. (Japan)	186,878	3,269,013
Mitsui Fudosan Co. Ltd. (Japan)	20,042	456,109
New World Development Co. Ltd. (Hong Kong)	236,328	1,230,477
Newmark Group, Inc. (Class A Stock)	67,500	675,338
Nexity SA (France)	26,266	1,298,749
Nomura Real Estate Holdings, Inc. (Japan)	13,300	320,788
Realogy Holdings Corp.*	28,000	423,640
RMR Group, Inc. (The) (Class A Stock)	20,200	824,362
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. (China) (Class B Stock)	43,939	38,784
Shenzhen Investment Ltd. (China)	1,352,000	470,725
Shurgard Self Storage SA (Belgium)	2,757	125,738
Sino Land Co. Ltd. (Hong Kong)	62,000	86,586
Starts Corp., Inc. (Japan)	7,000	184,083
Sumitomo Realty & Development Co. Ltd. (Japan)	54,176	1,920,129
Sun Hung Kai Properties Ltd. (Hong Kong)	460,936	7,011,740

A19

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	614,000	$4,651,231
Swire Properties Ltd. (Hong Kong)	261,000	808,425
Swiss Prime Site AG (Switzerland)	9,261	854,589
TAG Immobilien AG (Germany)*	179,626	5,133,887
Tokyo Tatemono Co. Ltd. (Japan)	21,700	330,218
VGP NV (Belgium)	2,651	422,092
Vonovia SE (Germany)	84,097	5,498,106
Wharf Holdings Ltd. (The) (China)	391,000	1,036,254
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	501,619	2,820,016
Yanlord Land Group Ltd. (China)	2,005,100	1,856,040
Yuexiu Property Co. Ltd. (China)	6,270,000	1,423,850
		84,962,259
Road & Rail — 0.5%
Canadian National Railway Co. (Canada)	8,600	998,030
Canadian Pacific Railway Ltd. (Canada)	6,900	2,635,474
CSX Corp.	104,500	10,075,890
J.B. Hunt Transport Services, Inc.	8,854	1,488,092
Knight-Swift Transportation Holdings, Inc.	72,100	3,467,289
Landstar System, Inc.	6,600	1,089,396
Nippon Express Co. Ltd. (Japan)	9,000	671,024
Old Dominion Freight Line, Inc.	35,900	8,630,719
Redde Northgate PLC (United Kingdom)	316,460	1,347,128
Saia, Inc.*	21,963	5,064,228
Seibu Holdings, Inc. (Japan)*	49,767	549,457
TFI International, Inc. (Canada)	4,430	331,187
Uber Technologies, Inc.*	187,805	10,237,251
Union Pacific Corp.	167,839	36,993,394
Werner Enterprises, Inc.(a)	213,100	10,051,927
		93,630,486
Semiconductors & Semiconductor Equipment — 3.0%
Advanced Energy Industries, Inc.	24,500	2,674,665
Advantest Corp. (Japan)	24,000	2,127,934
AEM Holdings Ltd. (Singapore)	82,000	254,247
Applied Materials, Inc.	354,400	47,347,840
ASE Technology Holding Co. Ltd. (Taiwan)	371,000	1,409,398
ASM International NV (Netherlands)	57,297	16,751,121
ASMedia Technology, Inc. (Taiwan)	15,000	795,673
ASML Holding NV (Netherlands)	36,602	22,529,635
Axcelis Technologies, Inc.*(a)	32,100	1,318,989
BE Semiconductor Industries NV (Netherlands)	102,930	8,664,409
Broadcom, Inc.	47,631	22,084,589
Brooks Automation, Inc.	55,024	4,492,710
Cirrus Logic, Inc.*	56,200	4,765,198
Cohu, Inc.*	32,800	1,372,352
Entegris, Inc.	113,249	12,661,238
FormFactor, Inc.*	58,500	2,638,935
Globalwafers Co. Ltd. (Taiwan)	92,000	2,437,733
Infineon Technologies AG (Germany)	32,850	1,401,050
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Intel Corp.	723,400	$46,297,600
KLA Corp.	71,000	23,458,400
Lattice Semiconductor Corp.*	6,035	271,696
LONGi Green Energy Technology Co. Ltd. (China) (Class A Stock)	5,559	74,828
MACOM Technology Solutions Holdings, Inc.*	4,672	271,069
MediaTek, Inc. (Taiwan)	148,000	5,056,158
Melexis NV (Belgium)	2,412	254,174
Micron Technology, Inc.*	92,000	8,115,320
MKS Instruments, Inc.	88,100	16,335,502
Monolithic Power Systems, Inc.	16,500	5,827,965
Nanya Technology Corp. (Taiwan)	31,000	100,860
Novatek Microelectronics Corp. (Taiwan)	524,000	10,653,316
NVIDIA Corp.	52,683	28,129,034
ON Semiconductor Corp.*	29,569	1,230,366
Onto Innovation, Inc.*	5,300	348,263
Phison Electronics Corp. (Taiwan)	158,000	2,722,716
Power Integrations, Inc.	4,000	325,920
Powertech Technology, Inc. (Taiwan)	446,000	1,656,035
Qorvo, Inc.*	43,700	7,983,990
QUALCOMM, Inc.	296,501	39,313,068
Realtek Semiconductor Corp. (Taiwan)	159,000	2,775,818
Renesas Electronics Corp. (Japan)*	92,900	1,020,281
Semtech Corp.*	127,000	8,763,000
Shinko Electric Industries Co. Ltd. (Japan)	10,500	328,668
Silergy Corp. (China)	15,000	1,225,347
SiTime Corp.*	6,400	631,040
SK Hynix, Inc. (South Korea)	40,445	4,783,004
Skyworks Solutions, Inc.	83,100	15,247,188
STMicroelectronics NV (Switzerland)	159,386	6,084,398
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	839,000	17,468,730
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	171,999	20,344,042
Teradyne, Inc.	74,800	9,101,664
Texas Instruments, Inc.	314,928	59,518,243
Tokyo Electron Ltd. (Japan)	52,800	22,611,887
Tokyo Seimitsu Co. Ltd. (Japan)	4,500	206,735
Tower Semiconductor Ltd. (Israel)*	16,582	464,959
Ultra Clean Holdings, Inc.*	77,800	4,515,512
United Microelectronics Corp. (Taiwan)	3,716,614	6,634,499
Universal Display Corp.	2,309	546,702
Vanguard International Semiconductor Corp. (Taiwan)	671,938	2,567,117
Win Semiconductors Corp. (Taiwan)	81,000	1,118,454
Xilinx, Inc.	9,655	1,196,254
		541,307,538
Software — 3.6%
A10 Networks, Inc.*	78,400	753,424
ACV Auctions, Inc. (Class A Stock)*(a)	4,685	162,148
Adobe, Inc.*	152,657	72,568,558
Agora, Inc. (China), ADR*(a)	9,985	501,946
AI inside, Inc. (Japan)*(a)	33,900	10,948,204
Alarm.com Holdings, Inc.*	18,800	1,623,944

A20

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Atlassian Corp. PLC (Class A Stock)*	50,155	$10,570,668
Autodesk, Inc.*	38,800	10,753,420
Avast PLC, 144A	304,126	1,913,982
Cadence Design Systems, Inc.*	63,200	8,657,768
Cerence, Inc.*(a)	16,900	1,513,902
ChannelAdvisor Corp.*	76,600	1,803,930
CommVault Systems, Inc.*	10,500	677,250
Computer Engineering & Consulting Ltd. (Japan)	48,500	632,119
Coupa Software, Inc.*	10,466	2,663,388
Crowdstrike Holdings, Inc. (Class A Stock)*	26,153	4,773,184
Dassault Systemes SE (France)	29,541	6,326,416
Descartes Systems Group, Inc. (The) (Canada)*	2,416	147,158
Digital Turbine, Inc.*	56,800	4,564,448
Dynatrace, Inc.*	83,900	4,047,336
eGain Corp.*	71,800	681,382
Envestnet, Inc.*	34,900	2,520,827
Everbridge, Inc.*(a)	4,874	590,631
Fair Isaac Corp.*	1,800	874,890
FireEye, Inc.*	314,800	6,160,636
Intuit, Inc.	52,600	20,148,956
J2 Global, Inc.*(a)	43,600	5,225,896
Justsystems Corp. (Japan)	4,200	230,408
Manhattan Associates, Inc.*	71,900	8,439,622
Microsoft Corp.	1,367,136	322,329,655
Mitek Systems, Inc.*	21,000	306,180
Nice Ltd. (Israel), ADR*	32,447	7,072,473
NortonLifeLock, Inc.	147,500	3,135,850
Oracle Corp.	352,500	24,734,925
Oracle Corp. (Japan)	8,300	812,116
PagerDuty, Inc.*(a)	7,794	313,553
Paycom Software, Inc.*	20,000	7,401,200
Progress Software Corp.	34,800	1,533,288
PTC, Inc.*	93,744	12,903,862
QAD, Inc. (Class A Stock)	12,300	818,934
RingCentral, Inc. (Class A Stock)*	13,530	4,030,316
salesforce.com, Inc.*	59,122	12,526,178
SAP SE (Germany)	16,762	2,057,466
Sapiens International Corp. NV (Israel)	52,300	1,662,617
ServiceNow, Inc.*	41,204	20,606,532
Smartsheet, Inc. (Class A Stock)*	8,408	537,439
SPS Commerce, Inc.*	38,200	3,793,642
SS&C Technologies Holdings, Inc.	41,300	2,885,631
Synopsys, Inc.*	37,800	9,366,084
Systena Corp. (Japan)	25,000	502,556
Trade Desk, Inc. (The) (Class A Stock)*	6,523	4,250,778
Trend Micro, Inc. (Japan)	17,100	858,780
Varonis Systems, Inc.*	6,302	323,545
Workday, Inc. (Class A Stock)*	18,803	4,671,229
Zoom Video Communications, Inc. (Class A Stock)*	23,305	7,487,663
		647,398,933
Specialty Retail — 1.3%
AutoNation, Inc.*(a)	77,600	7,233,872
AutoZone, Inc.*	1,900	2,668,170
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Best Buy Co., Inc.	38,500	$4,420,185
Boot Barn Holdings, Inc.*	4,168	259,708
Buckle, Inc. (The)(a)	52,100	2,046,488
Burlington Stores, Inc.*	1,427	426,388
Carvana Co.*(a)	24,321	6,381,830
China Meidong Auto Holdings Ltd. (China)	254,000	1,185,043
China Tourism Group Duty Free Corp. Ltd. (China) (Class A Stock)	8,000	374,996
Dunelm Group PLC (United Kingdom)	138,145	2,475,225
Eagers Automotive Ltd. (Australia)	23,460	250,535
EDION Corp. (Japan)	350,100	3,929,784
Five Below, Inc.*	7,096	1,353,846
Fnac Darty SA (France)*	25,554	1,571,573
Frasers Group PLC (United Kingdom)*	154,408	983,191
Genesco, Inc.*	4,500	213,750
Haverty Furniture Cos., Inc.(a)	8,800	327,272
Hibbett Sports, Inc.*(a)	48,300	3,327,387
Home Depot, Inc. (The)	207,455	63,325,639
Hornbach Holding AG & Co. KGaA (Germany)	11,053	1,078,413
IDOM, Inc. (Japan)	49,800	325,856
Industria de Diseno Textil SA (Spain)	28,164	928,712
Jarir Marketing Co. (Saudi Arabia)	1,343	65,234
JB Hi-Fi Ltd. (Australia)	248,050	9,777,207
JD Sports Fashion PLC (United Kingdom)*	121,291	1,389,248
Kingfisher PLC (United Kingdom)*	1,172,589	5,161,359
Komeri Co. Ltd. (Japan)	42,600	1,190,710
K’s Holdings Corp. (Japan)	110,600	1,522,780
L Brands, Inc.*	193,200	11,951,352
Lowe’s Cos., Inc.	185,489	35,276,298
Lumber Liquidators Holdings, Inc.*	37,800	949,536
Mr. Price Group Ltd. (South Africa)	106,975	1,403,922
Murphy USA, Inc.	5,800	838,448
Nitori Holdings Co. Ltd. (Japan)	9,400	1,823,888
O’Reilly Automotive, Inc.*	24,934	12,647,772
Petrobras Distribuidora SA (Brazil)	16,800	65,664
Pets at Home Group PLC (United Kingdom)	60,039	342,319
Premier Investments Ltd. (Australia)	55,260	1,096,303
RH*(a)	9,300	5,548,380
Ross Stores, Inc.	44,056	5,282,755
Shimamura Co. Ltd. (Japan)	13,200	1,526,115
Sleep Number Corp.*(a)	9,000	1,291,410
Sonic Automotive, Inc. (Class A Stock)	4,900	242,893
Super Retail Group Ltd. (Australia)	406,988	3,660,460
TJX Cos., Inc. (The)	95,723	6,332,077
USS Co. Ltd. (Japan)	28,800	565,071
Vroom, Inc.*	7,016	273,554
Williams-Sonoma, Inc.	19,100	3,422,720
Yamada Holdings Co. Ltd. (Japan)	88,000	476,471
Zhongsheng Group Holdings Ltd. (China)	191,000	1,353,165
Zumiez, Inc.*	59,400	2,548,260
		223,113,234

A21

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 2.2%
Acer, Inc. (Taiwan)	1,113,000	$1,235,069
Advantech Co. Ltd. (Taiwan)	82,188	1,022,042
Apple, Inc.	2,490,229	304,181,472
Asustek Computer, Inc. (Taiwan)	483,000	6,323,550
Brother Industries Ltd. (Japan)	251,500	5,581,589
Catcher Technology Co. Ltd. (Taiwan)	105,000	781,439
Chicony Electronics Co. Ltd. (Taiwan)	298,000	1,062,930
Compal Electronics, Inc. (Taiwan)	1,443,000	1,353,914
FUJIFILM Holdings Corp. (Japan)	123,200	7,333,614
HP, Inc.	758,600	24,085,550
Inventec Corp. (Taiwan)	1,159,000	1,099,438
Lenovo Group Ltd. (China)	168,000	240,287
Lite-On Technology Corp. (Taiwan)	1,202,000	2,652,508
Logitech International SA (Switzerland)	150,220	15,711,045
MCJ Co. Ltd. (Japan)	232,900	2,032,769
Micro-Star International Co. Ltd. (Taiwan)	205,000	1,257,817
Pegatron Corp. (Taiwan)	429,000	1,118,666
Quadient (France)	45,264	1,091,072
Quanta Computer, Inc. (Taiwan)	387,000	1,334,547
Samsung Electronics Co. Ltd. (South Korea)	92,105	6,653,167
Super Micro Computer, Inc.*	13,500	527,310
Wacom Co. Ltd. (Japan)	413,700	2,790,457
Wistron Corp. (Taiwan)	1,343,000	1,582,635
Wiwynn Corp. (Taiwan)	2,000	59,536
		391,112,423
Textiles, Apparel & Luxury Goods — 0.7%
Brunello Cucinelli SpA (Italy)*	57,530	2,478,475
Burberry Group PLC (United Kingdom)*	38,085	994,590
Crocs, Inc.*	47,800	3,845,510
Deckers Outdoor Corp.*	28,300	9,350,886
Eclat Textile Co. Ltd. (Taiwan)	4,000	67,561
Feng TAY Enterprise Co. Ltd. (Taiwan)	127,200	871,639
Goldwin, Inc. (Japan)	16,200	1,039,458
Hermes International (France)	5,949	6,592,311
Kering SA (France)	17,598	12,159,730
Kontoor Brands, Inc.	62,590	3,037,493
Li Ning Co. Ltd. (China)	227,236	1,486,748
Lululemon Athletica, Inc.*	25,688	7,878,767
LVMH Moet Hennessy Louis Vuitton SE (France)	66,465	44,357,052
NIKE, Inc. (Class B Stock)	132,652	17,628,124
Page Industries Ltd. (India)	1,504	626,293
Pandora A/S (Denmark)*	11,904	1,275,282
Pou Chen Corp. (Taiwan)	1,400,000	1,622,684
Ralph Lauren Corp.*	2,327	286,593
Swatch Group AG (The) (Switzerland)	6,528	363,739
Tapestry, Inc.*	299,900	12,358,879
Titan Co. Ltd. (India)	56,818	1,216,658
		129,538,472
Thrifts & Mortgage Finance — 0.0%
Axos Financial, Inc.*	14,700	691,047
Deutsche Pfandbriefbank AG (Germany), 144A*	61,956	722,443
	Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance (cont’d.)
HomeStreet, Inc.	22,500	$991,575
Housing Development Finance Corp. Ltd. (India)	5,890	202,422
Meta Financial Group, Inc.	34,400	1,558,664
Mr. Cooper Group, Inc.*	10,900	378,884
PennyMac Financial Services, Inc.	15,100	1,009,737
Premier Financial Corp.	39,200	1,303,792
Provident Financial Services, Inc.	16,400	365,392
WSFS Financial Corp.	8,860	441,139
		7,665,095
Tobacco — 0.6%
Altria Group, Inc.	634,700	32,471,252
British American Tobacco PLC (United Kingdom)	682,619	25,970,504
Imperial Brands PLC (United Kingdom)	622,345	12,859,145
ITC Ltd. (India)	331,210	994,824
Japan Tobacco, Inc. (Japan)	852,400	16,383,364
KT&G Corp. (South Korea)	11,669	840,096
Scandinavian Tobacco Group A/S (Denmark), 144A	319,099	6,130,521
Swedish Match AB (Sweden)	63,993	4,996,736
		100,646,442
Trading Companies & Distributors — 0.7%
Applied Industrial Technologies, Inc.	44,700	4,075,299
Ashtead Group PLC (United Kingdom)	198,473	11,797,826
Boise Cascade Co.	65,600	3,924,848
Brenntag SE (Germany)	129,456	11,067,508
Electrocomponents PLC (United Kingdom)	78,306	1,076,240
Ferguson PLC	144,316	17,222,809
GMS, Inc.*	150,800	6,295,900
Grafton Group PLC (United Kingdom), UTS	112,340	1,585,721
Hanwa Co. Ltd. (Japan)	18,400	566,172
ITOCHU Corp. (Japan)	339,000	11,004,334
Kloeckner & Co. SE (Germany)*	22,340	282,145
Marubeni Corp. (Japan)	343,300	2,861,801
Mitsubishi Corp. (Japan)	160,100	4,534,882
Mitsui & Co. Ltd. (Japan)	851,400	17,736,940
MonotaRO Co. Ltd. (Japan)	29,600	804,201
Rexel SA (France)*	79,404	1,574,195
Rush Enterprises, Inc. (Class A Stock)	14,996	747,251
Seven Group Holdings Ltd. (Australia)	80,450	1,381,371
Sojitz Corp. (Japan)	145,800	412,758
Toyota Tsusho Corp. (Japan)	25,300	1,066,514
United Rentals, Inc.*	26,417	8,699,382
Univar Solutions, Inc.*	47,900	1,031,766
Veritiv Corp.*	28,200	1,199,628
W.W. Grainger, Inc.	17,200	6,895,996
Yuasa Trading Co. Ltd. (Japan)	10,700	302,032
		118,147,519
Transportation Infrastructure — 0.0%
Adani Ports & Special Economic Zone Ltd. (India)*	11,225	108,509

A22

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Transportation Infrastructure (cont’d.)
Airports of Thailand PCL (Thailand)	713,503	$1,578,185
China Merchants Port Holdings Co. Ltd. (China)	32,000	49,338
COSCO SHIPPING Ports Ltd. (China)	48,000	35,060
International Container Terminal Services, Inc. (Philippines)	21,440	53,386
Kamigumi Co. Ltd. (Japan)	11,500	218,348
Mitsubishi Logistics Corp. (Japan)	7,000	214,629
Shanghai International Port Group Co. Ltd. (China) (Class A Stock)	323,740	236,089
Westports Holdings Bhd (Malaysia)	103,000	104,424
		2,597,968
Water Utilities — 0.0%
American States Water Co.	26,600	2,011,492
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	100,200	729,339
Essential Utilities, Inc.	6,479	289,935
Pennon Group PLC (United Kingdom)	49,920	671,595
		3,702,361
Wireless Telecommunication Services — 0.3%
Freenet AG (Germany)	15,296	366,958
Globe Telecom, Inc. (Philippines)	16,710	648,883
KDDI Corp. (Japan)	197,800	6,070,079
Mobile Telecommunications Co. (Kuwait)	47,115	94,294
PLDT, Inc. (Philippines)	21,400	538,272
Shenandoah Telecommunications Co.	36,500	1,781,565
SK Telecom Co. Ltd. (South Korea)	848	206,937
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	551,000	321,606
SoftBank Corp. (Japan)(a)	1,233,600	16,059,423
SoftBank Group Corp. (Japan)	116,000	9,895,090
TIM SA (Brazil)	169,600	382,671
Turkcell Iletisim Hizmetleri A/S (Turkey)	360,757	656,308
Vodacom Group Ltd. (South Africa)	16,038	137,180
Vodafone Group PLC (United Kingdom)	7,236,905	13,216,333
		50,375,599

Total Common Stocks (cost $8,813,913,685)		10,263,444,167
Exchange-Traded Funds — 3.0%
Financial Select Sector SPDR Fund	15,239,000	518,887,950
iShares MSCI EAFE ETF(a)	152,646	11,581,252
iShares MSCI EAFE Small-Cap ETF(a)	113,400	8,146,656

Total Exchange-Traded Funds (cost $519,354,772)		538,615,858
Preferred Stocks — 0.3%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany) (PRFC)	6,810	542,083
Hyundai Motor Co. (South Korea) (2nd PRFC)	13,017	1,133,194
	Shares	Value

Preferred Stocks (continued)
Automobiles (cont’d.)
Hyundai Motor Co. (South Korea) (PRFC)	14,535	$1,290,555
Porsche Automobil Holding SE (Germany) (PRFC)	50,163	5,327,617
Volkswagen AG (Germany) (PRFC)	39,462	11,068,431
		19,361,880
Banks — 0.0%
Itausa SA (Brazil) (PRFC)	188,300	343,236
Beverages — 0.0%
Embotelladora Andina SA (Chile) (PRFC B)	329,410	877,196
Capital Markets — 0.0%
State Street Corp., 5.350%, Series G, Maturing 03/15/26(a)(oo)	60,000	1,732,200
Chemicals — 0.0%
LG Chem Ltd. (South Korea) (PRFC)	160	54,792
Electric Utilities — 0.0%
Centrais Eletricas Brasileiras SA (Brazil) (PRFC B)	222,800	1,369,579
Cia Energetica de Minas Gerais (Brazil) (PRFC)	603,922	1,396,972
Cia Paranaense de Energia (Brazil) (PRFC B)	2,065,000	2,619,473
		5,386,024
Health Care Equipment & Supplies — 0.1%
Draegerwerk AG & Co. KGaA (Germany) (PRFC)	9,869	795,860
Sartorius AG (Germany) (PRFC)	25,383	12,678,831
		13,474,691
Household Products — 0.1%
Henkel AG & Co. KGaA (Germany) (PRFC)	82,562	9,296,688
Internet & Direct Marketing Retail — 0.0%
Qurate Retail, Inc., 8.000%, Maturing 03/15/31	4,334	440,551
Machinery — 0.0%
Jungheinrich AG (Germany) (PRFC)	27,260	1,310,385
Metals & Mining — 0.0%
Bradespar SA (Brazil) (PRFC)	4,800	58,458
Gerdau SA (Brazil) (PRFC)	23,100	123,531
		181,989
Oil, Gas & Consumable Fuels — 0.0%
Petroleo Brasileiro SA (Brazil) (PRFC)	28,800	123,772
Surgutneftegas PJSC (Russia) (PRFC)	159,000	88,359
		212,131

A23

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value

Preferred Stocks (continued)
Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	18,184	$1,177,516

Total Preferred Stocks (cost $45,856,073)		53,849,279

Units
Rights* — 0.0%
Gas Utilities
Snam SpA (Italy), expiring 04/08/21	1,954,695	2,022
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 5.2%
Automobiles — 0.4%
AmeriCredit Automobile Receivables Trust,
Series 2020-02, Class C
1.480%	02/18/26	1,300	1,324,737
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-02A, Class A, 144A
4.000%	03/20/25	4,500	4,878,287
Series 2019-02A, Class A, 144A
3.350%	09/22/25	8,200	8,801,097
Series 2019-03A, Class A, 144A
2.360%	03/20/26	10,900	11,340,604
Series 2020-01A, Class A, 144A
2.330%	08/20/26	5,200	5,398,654
Drive Auto Receivables Trust,
Series 2020-02, Class B
1.420%	03/17/25	1,800	1,824,304
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C
1.320%	07/15/25	800	808,807
Ford Credit Auto Owner Trust,
Series 2020-02, Class B, 144A
1.490%	04/15/33	7,400	7,434,575
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class B, 144A
3.710%	04/14/25	6,860	6,966,470
Series 2019-01A, Class A, 144A
3.630%	09/14/27	14,900	16,089,555
Santander Drive Auto Receivables Trust,
Series 2020-02, Class C
1.460%	09/15/25	2,000	2,026,916
			66,894,006
Collateralized Loan Obligations — 3.9%
AGL Core CLO Ltd. (Cayman Islands),
Series 2020-05A, Class A1, 144A, 3 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.274%(c)	07/20/30	5,000	5,012,717
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2016-09A, Class AR, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)
1.611%(c)	07/15/32	15,000	15,011,637
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Ares CLO Ltd. (Cayman Islands),
Series 2020-56A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.494%(c)	10/25/31		15,000	$15,021,373
Ares European CLO BV (Netherlands),
Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.250%(c)	04/15/30^	EUR	2,000	2,345,400
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-03A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)
1.564%(c)	10/21/32		8,750	8,763,843
Bain Capital Euro CLO Ltd. (Ireland),
Series 2020-01A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.100%(c)	01/24/33	EUR	14,000	16,446,282
Ballyrock CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 0.000%)
1.601%(c)	07/15/32		15,000	15,012,935
Series 2020-02A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
1.529%(c)	10/20/31		40,000	40,057,612
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1, 144A
0.000%(cc)	10/15/33		20,000	20,027,036
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
1.524%(c)	04/20/31		4,942	4,942,075
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
1.623%(c)	10/18/26		57	57,042
CBAM Ltd. (Cayman Islands),
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)
1.584%(c)	10/20/32		9,200	9,216,340
Series 2020-12A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.924%(c)	07/20/31		20,000	20,035,974
CIFC European Funding CLO DAC (Ireland),
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.050%(c)	01/15/34	EUR	15,250	17,831,043
CVC Cordatus Loan Fund DAC (Ireland),
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)
0.630%(c)	09/15/31	EUR	5,450	6,392,570
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.674%(c)	10/20/33		10,000	10,045,160
Series 2020-04A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
1.539%(c)	01/17/34		5,250	5,272,584

A24

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)
1.471%(c)	10/15/29		15,000	$15,002,661
Series 2013-01A, Class A1SR, 144A
—%(p)	04/15/34		10,000	10,001,050
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.404%(c)	10/20/31		7,000	7,001,589
Series 2020-03RA, Class A1R, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)
1.512%(c)	04/15/33		19,000	19,036,208
Hayfin Emerald CLO (Ireland),
Series 05A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.100%(c)	11/17/32	EUR	26,500	31,174,230
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
0.650%(c)	07/15/31	EUR	9,000	10,547,957
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
1.421%(c)	01/15/31		13,500	13,503,245
Series 30A, Class A1, 144A
0.000%(cc)	10/17/31		13,000	13,034,492
Series 32A, Class A1, 144A
0.000%(cc)	01/15/32		28,850	28,913,782
Marathon CLO Ltd. (Cayman Islands),
Series 2020-15A, Class A1S, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.932%(c)	11/15/31		35,000	35,367,017
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)
2.141%(c)	10/15/31		10,000	10,068,351
Northwoods Capital Ltd. (Cayman Islands),
Series 2020-22A, Class A1, 144A, 3 Month LIBOR + 1.920% (Cap N/A, Floor 1.920%)
2.111%(c)	09/01/31		6,000	6,052,067
Penta CLO DAC (Luxembourg),
Series 2020-08A, Class A, 144A, 3 Month EURIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.150%(c)	01/15/34	EUR	12,500	14,708,324
PPM CLO Ltd. (Cayman Islands),
Series 2020-04A, Class A1, 144A, 3 Month LIBOR + 1.420% (Cap N/A, Floor 1.420%)
1.617%(c)	10/18/31		25,250	25,302,684
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
1.530%(c)	01/20/32		11,750	11,765,592
Silver Creek CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
1.464%(c)	07/20/30		12,000	12,002,239
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1A, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
1.513%(c)	10/20/32		39,250	$39,310,912
Sound Point CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1B, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
1.444%(c)	10/20/30		13,250	13,255,001
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.523%(c)	07/17/26		5,559	5,559,887
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
1.463%(c)	01/17/30		11,402	11,408,605
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
1.403%(c)	10/18/31		13,665	13,675,760
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.428%(c)	01/25/31		9,000	8,991,788
Voya Euro CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.150%(c)	01/15/34	EUR	30,000	35,241,473
York CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.372%(c)	01/22/31		15,000	15,006,983
Series 2020-01A, Class A1, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.669%(c)	04/20/32		29,500	29,574,431
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)
1.611%(c)	07/15/29		13,115	13,123,355
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)
1.531%(c)	04/15/30		6,841	6,841,600
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.191%(c)	04/15/29		19,341	19,311,093
				686,273,999
Consumer Loans — 0.3%
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	1,200	962,550
Lendmark Funding Trust,
Series 2018-02A, Class A, 144A
4.230%	04/20/27		1,300	1,325,306
Series 2019-01A, Class A, 144A
3.000%	12/20/27		6,800	6,986,385
Series 2019-02A, Class A, 144A
2.780%	04/20/28		3,600	3,699,540

A25

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32		2,400	$2,453,601
OneMain Financial Issuance Trust,
Series 2017-01A, Class B, 144A
2.790%	09/14/32		2,500	2,508,359
Series 2020-02A, Class A, 144A
1.750%	09/14/35		4,900	4,910,372
Oportun Funding IX LLC,
Series 2018-B, Class A, 144A
3.910%	07/08/24		4,800	4,802,565
Oportun Funding X LLC,
Series 2018-C, Class A, 144A
4.100%	10/08/24		5,400	5,470,053
Oportun Funding XII LLC,
Series 2018-D, Class A, 144A
4.150%	12/09/24		3,800	3,843,847
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25		4,900	5,019,867
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28		1,100	1,099,624
Series 2021-A, Class B, 144A
1.760%	03/08/28		500	499,760
Series 2021-A, Class C, 144A
3.440%	03/08/28		200	199,927
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
2.959%(c)	02/25/23		5,140	5,133,856
				48,915,612
Credit Cards — 0.1%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30		15,200	17,504,913
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, 1 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)
1.449%(c)	11/15/28	GBP	4,585	6,355,955
				23,860,868
Equipment — 0.0%
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41		6,400	6,650,964
Home Equity Loans — 0.0%
CDC Mortgage Capital Trust,
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.459%(c)	08/25/33		1,116	1,124,816
Home Equity Asset Trust,
Series 2002-05, Class M1, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.809%(c)	05/25/33		1,559	1,567,854
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Series 2003-08, Class M1, 1 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.189%(c)	04/25/34	471	$471,647
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT01, Class A3, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)
0.829%(c)	07/25/34	125	123,615
Series 2004-HE02, Class A1A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.909%(c)	08/25/35	729	690,556
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.129%(c)	10/25/33	476	475,299
Series 2003-NC07, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.159%(c)	06/25/33	261	261,533
Series 2005-HE02, Class M1, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.709%(c)	01/25/35	579	577,777
Option One Mortgage Acceptance Corp., Asset-Backed Certificates,
Series 2003-06, Class A2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)
0.769%(c)	11/25/33	1,294	1,258,294
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2005-01, Class M4, 1 Month LIBOR + 0.915% (Cap N/A, Floor 0.915%)
1.024%(c)	04/25/35	926	926,112
			7,477,503
Other — 0.1%
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
2.459%(c)	04/25/23	3,080	3,051,461
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
2.909%(c)	06/25/24	7,660	7,594,454
			10,645,915
Residential Mortgage-Backed Securities — 0.1%
Bear Stearns Asset-Backed Securities Trust,
Series 2004-SD02, Class A1
4.240%(cc)	03/25/44	644	651,206
Chase Funding Trust,
Series 2003-01, Class 2A2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)
0.769%(c)	11/25/32	320	317,687
CIT Mortgage Loan Trust,
Series 2007-01, Class 2A3, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.559%(c)	10/25/37	1,456	1,463,580
Credit Suisse Mortgage Trust,
Series 2020-11R, Class 1A1, 144A
2.258%	04/25/38	5,855	5,922,888

A26

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A
4.000%	01/25/59		181	$184,128
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59		2,163	2,164,417
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59		638	640,274
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-WHQ02, Class M2, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.690%)
0.799%(c)	05/25/35		1,679	1,680,607
Popular ABS Mortgage Pass-Through Trust,
Series 2005-05, Class AF4
3.703%(cc)	11/25/35		1,079	1,095,292
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%
2.900%(c)	04/16/23	EUR	11,070	11,683,739
				25,803,818
Student Loans — 0.3%
Earnest Student Loan Program LLC,
Series 2017-A, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.109%(c)	01/25/41		419	419,989
ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A
1.730%	08/25/45		6,090	6,155,710
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43		5,345	5,499,120
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A, 144A
1.690%	05/15/69		888	896,634
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
0.000%(cc)	12/15/45		9,824	10,161,551
Series 2019-D, Class 1PT, 144A
2.684%(cc)	01/16/46		11,794	12,203,935
Series 2019-F, Class PT1, 144A
0.000%(cc)	02/15/45		7,766	7,954,624
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		5,270	5,382,079
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		6,800	6,998,115
				55,671,757

Total Asset-Backed Securities (cost $923,973,467)				932,194,442
Bank Loans — 0.1%
Oil & Gas — 0.0%
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%
10.000%(c)	11/01/25		354	390,949
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Bank Loans (continued)
Pharmaceuticals — 0.0%
Ceva Sante Animale SA (France),
Term Loan, 6 Month EURIBOR + 4.500% (Cap N/A, Floor 0.000%)
4.500%(c)	04/13/26	EUR	2,830	$3,315,870
Retail — 0.1%
EG America LLC (United Kingdom),
Second Lien Facility (USD), 1 Month LIBOR + 8.000%
9.000%(c)	04/20/26		1,414	1,404,520
EG Finco Ltd. (United Kingdom),
Facility B (Euro) Loan, 3 Month EURIBOR + 4.000% (Cap N/A, Floor 0.000%)
4.000%(c)	02/07/25	EUR	2,881	3,302,620
Second Lien Term Loan, 1 Month EURIBOR + 7.750%
8.750%(c)	04/20/26	EUR	914	1,053,945
Term B, 3 Month GBP LIBOR + 4.750%
4.838%(c)	02/06/25	GBP	1,300	1,748,506
Term Loan
—%(p)	04/30/27		5,200	5,997,423
				13,507,014

Total Bank Loans (cost $17,358,810)				17,213,833
Commercial Mortgage-Backed Securities — 2.3%
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50		13,400	14,525,694
Barclays Commercial Mortgage Securities Trust,
Series 2020-C08, Class ASB
1.867%	10/15/53		11,733	11,691,362
Benchmark Mortgage Trust,
Series 2020-B20, Class A4
1.746%	10/15/53		17,500	16,753,985
BX Commercial Mortgage Trust,
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.406%(c)	10/15/36		16,459	16,447,680
Cantor Commercial Real Estate Lending,
Series 2019-CF03, Class A3
2.752%	01/15/53		6,800	7,064,598
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49		17,000	17,802,696
Series 2017-C08, Class A3
3.305%	06/15/50		19,400	20,691,623
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A3
3.497%	06/10/48		7,883	8,529,360
Commercial Mortgage Trust,
Series 2014-CR20, Class A3
3.326%	11/10/47		5,688	6,035,627
Series 2014-UBS02, Class A5
3.961%	03/10/47		5,578	6,021,349
Series 2014-UBS06, Class A4
3.378%	12/10/47		1,600	1,708,293
Series 2015-CR25, Class A3
3.505%	08/10/48		12,953	13,808,701

A27

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2015-CR26, Class A3
3.359%	10/10/48	2,998	$3,209,771
Series 2015-DC01, Class A4
3.078%	02/10/48	5,000	5,227,624
Series 2015-LC21, Class A3
3.445%	07/10/48	7,000	7,470,328
Series 2015-LC23, Class A3
3.521%	10/10/48	20,000	21,389,072
Series 2016-COR01, Class A3
2.826%	10/10/49	11,000	11,576,494
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57	7,612	8,126,993
Series 2015-C03, Class A3
3.447%	08/15/48	7,000	7,448,167
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49	10,900	11,427,965
FHLMC Multifamily Structured Pass-Through Certificates,
Series K025, Class X1, IO
0.795%(cc)	10/25/22	11,543	108,421
Series K052, Class X1, IO
0.652%(cc)	11/25/25	104,460	2,765,278
Series K055, Class X1, IO
1.360%(cc)	03/25/26	31,634	1,855,922
Series K058, Class X1, IO
0.924%(cc)	08/25/26	200,304	8,841,258
GS Mortgage Securities Trust,
Series 2015-GC34, Class A3
3.244%	10/10/48	8,153	8,565,442
Series 2015-GS01, Class A2
3.470%	11/10/48	20,000	21,176,304
Series 2017-GS06, Class A2
3.164%	05/10/50	15,500	16,435,769
Series 2020-GC47, Class A4
2.125%	05/12/53	12,000	11,826,935
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class A4
3.493%	08/15/47	3,680	3,865,998
Series 2014-C25, Class A4A1
3.408%	11/15/47	3,983	4,223,597
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	8,050	8,681,279
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A4
3.338%	03/15/48	11,325	12,140,828
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	25,000	26,903,092
Series 2017-H01, Class XB, IO
0.727%(cc)	06/15/50	175,741	6,386,463
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A5
4.296%	08/15/51	7,000	7,932,584
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50	1,364	$1,423,303
Series 2015-LC20, Class A4
2.925%	04/15/50	5,000	5,254,025
Series 2015-NXS01, Class A4
2.874%	05/15/48	7,500	7,898,248
Series 2015-NXS04, Class A3
3.452%	12/15/48	16,353	17,780,286
Series 2016-C37, Class A4
3.525%	12/15/49	5,100	5,540,087
Series 2017-C39, Class ASB
3.212%	09/15/50	11,915	12,836,543

Total Commercial Mortgage-Backed Securities (cost $394,045,451)			409,399,044
Corporate Bonds — 6.6%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.950%	08/01/59	3,110	2,983,852
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/50(a)	1,455	1,376,856
Teledyne Technologies, Inc.,
Sr. Unsec’d. Notes
2.750%	04/01/31	10,950	10,943,534
			15,304,242
Agriculture — 0.0%
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	2,800	2,886,316
Airlines — 0.1%
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	882	900,176
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	505	528,155
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.400%	04/19/21	4,890	4,888,989
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	2,325	2,675,000
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29	1,440	1,504,956
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27	1,655	1,625,497
			12,122,773

A28

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers — 0.2%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%
0.634%(c)	04/12/21	1,780	$1,780,140
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
3.350%	05/04/21	2,230	2,235,316
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	3,000	3,011,626
5.291%	12/08/46	140	147,040
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28(a)	675	648,306
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	2,705	3,124,488
5.150%	04/01/38	790	908,448
6.250%	10/02/43	1,860	2,379,303
General Motors Financial Co., Inc.,
Gtd. Notes
3.200%	07/06/21	4,470	4,490,371
Sr. Unsec’d. Notes
3.600%	06/21/30(a)	9,480	10,000,470
			28,725,508
Auto Parts & Equipment — 0.0%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	1,040	1,074,865
Adient US LLC,
Sr. Sec’d. Notes, 144A
7.000%	05/15/26	18	19,182
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27(a)	3,000	3,121,999
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, 144A, Cash coupon 4.750% or PIK 5.500%
4.750%	09/15/26(a)	530	545,349
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes
2.450%	06/15/30(a)	3,205	3,220,094
			7,981,489
Banks — 1.7%
Australia & New Zealand Banking Group Ltd. (Australia),
Jr. Sub. Notes, 144A
6.750%(ff)	06/15/26(oo)	735	858,011
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
1.344%(c)	04/12/23	1,600	1,621,601
Sr. Unsec’d. Notes
1.849%	03/25/26	2,400	2,395,260
3.125%	02/23/23	3,600	3,766,067
3.848%	04/12/23	2,600	2,763,055
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Bank of America Corp.,
Jr. Sub. Notes, Series DD
6.300%(ff)	03/10/26(a)(oo)	1,700	$1,949,180
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)	2,260	2,395,691
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)	12,970	13,011,626
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	1,585	1,579,998
Sr. Unsec’d. Notes, MTN
4.083%(ff)	03/20/51	11,750	13,097,906
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	2,820	2,826,164
Sub. Notes
6.110%	01/29/37	3,080	4,072,300
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.645%(ff)	06/24/31(a)	14,385	14,168,035
4.610%(ff)	02/15/23	6,610	6,828,921
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.904%(ff)	09/30/28	4,930	4,842,891
2.219%(ff)	06/09/26	5,880	6,028,483
4.400%	08/14/28	935	1,060,799
Citigroup, Inc.,
Jr. Sub. Notes, Series Q, 3 Month LIBOR + 4.095%
4.289%(c)	05/17/21(a)(oo)	6,796	6,786,733
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	2,600	2,621,199
Sr. Unsec’d. Notes
2.572%(ff)	06/03/31(a)	12,860	12,841,691
3.887%(ff)	01/10/28(a)	1,810	1,995,278
5.316%(ff)	03/26/41	8,000	10,225,140
8.125%	07/15/39	1,110	1,821,740
Sub. Notes
4.125%	07/25/28	500	551,855
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
3.950%	11/09/22	2,595	2,731,895
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26(a)	10,030	10,173,877
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
3.750%	03/26/25	600	646,716
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26(a)	5,460	5,539,200
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
0.000%(ff)	04/01/25	5,045	5,044,001
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21	3,640	3,650,023
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	3,300	3,574,574

A29

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
First Horizon Corp.,
Sr. Unsec’d. Notes
3.550%	05/26/23	4,955	$5,230,769
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.500%	04/01/25	730	790,828
3.750%	02/25/26	660	724,387
3.800%	03/15/30	3,450	3,798,368
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.000%
1.218%(c)	07/24/23	2,320	2,337,273
Sub. Notes
5.150%	05/22/45	2,552	3,193,142
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.803%(ff)	03/11/25	750	808,655
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
0.000%(ff)	04/01/27	2,175	2,176,734
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)	1,345	1,390,771
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	4,295	4,339,615
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
3.682%(c)	07/30/21(a)(oo)	807	804,344
Jr. Sub. Notes, Series Z, 3 Month LIBOR + 3.800%
4.005%(c)	08/01/21(oo)	3,505	3,507,193
Sr. Unsec’d. Notes
3.200%	01/25/23(a)	1,420	1,492,215
3.509%(ff)	01/23/29	885	958,372
3.964%(ff)	11/15/48	2,975	3,280,895
4.260%(ff)	02/22/48	3,550	4,129,150
4.493%(ff)	03/24/31(a)	19,970	23,036,163
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.907%(ff)	11/07/23(a)	1,000	1,035,141
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	11,765	11,934,404
5.597%(ff)	03/24/51	11,495	16,032,400
Sr. Unsec’d. Notes, MTN
3.971%(ff)	07/22/38	610	681,489
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.073%(ff)	05/22/28	6,415	6,693,122
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	03/28/24	11,000	11,862,569
U.S. Bancorp,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.486%
3.727%(c)	04/15/21(a)(oo)	1,979	1,976,543
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31(a)	35,000	35,190,298
			298,874,750
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46		3,590	$4,266,619
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.450%	01/23/39		3,445	4,302,770
				8,569,389
Building Materials — 0.0%
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.750%	12/01/21		15	15,174
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		900	906,547
4.750%	01/15/28		1,725	1,786,926
				2,708,647
Chemicals — 0.1%
Diamond BC BV,
Sr. Unsec’d. Notes
5.625%	08/15/25	EUR	4,167	5,008,807
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
2.500%	01/15/26	EUR	6,500	7,625,249
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23		878	948,284
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24(a)		2,500	2,616,426
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26(a)		960	978,921
5.875%	03/27/24		3,070	3,255,214
6.500%	09/27/28		400	430,191
				20,863,092
Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25		4,490	4,938,713
7.000%	10/15/37		1,780	2,574,224
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48		1,025	1,172,947
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116		1,050	1,148,774
4.678%	07/01/2114		1,300	1,694,437
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28(a)		2,900	3,055,333
5.250%	01/15/30(a)		3,679	3,996,205

A30

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
5.875%	09/15/26	550	$576,598
			19,157,231
Computers — 0.0%
Genpact Luxembourg SARL/Genpact USA, Inc.,
Gtd. Notes
1.750%	04/10/26	2,580	2,561,968
Diversified Financial Services — 0.1%
American Express Co.,
Jr. Sub. Notes, Series C, 3 Month LIBOR + 3.285%
3.469%(c)	06/15/21(oo)	580	576,549
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	2,745	2,972,023
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.500%	08/15/28	1,070	1,075,718
6.000%	01/15/27	915	951,324
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.950%	04/23/30	1,500	1,531,354
Western Union Co. (The),
Sr. Unsec’d. Notes
1.350%	03/15/26(a)	8,520	8,311,941
			15,418,909
Electric — 0.4%
Ameren Illinois Co.,
Sr. Sec’d. Notes
4.150%	03/15/46	1,235	1,405,818
Arizona Public Service Co.,
Sr. Unsec’d. Notes
3.350%	05/15/50(a)	4,680	4,688,982
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
4.250%	09/15/48	2,550	2,936,842
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/22	515	517,564
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29(a)	470	457,693
5.000%	02/01/31	710	692,843
5.125%	03/15/28	2,500	2,518,385
CMS Energy Corp.,
Jr. Sub. Notes
4.750%(ff)	06/01/50(a)	1,910	2,072,657
Commonwealth Edison Co.,
First Mortgage
4.350%	11/15/45	1,365	1,583,158
Enel SpA (Italy),
Jr. Sub. Notes, 144A
8.750%(ff)	09/24/73(a)	900	1,044,539
Entergy Louisiana LLC,
Sec’d. Notes
4.000%	03/15/33	2,260	2,574,310
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		1,200	$1,269,579
Sr. Unsec’d. Notes, 144A
7.125%	02/11/25		1,025	1,060,240
Sr. Unsec’d. Notes, 144A, MTN
6.750%	08/06/23		400	413,756
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series HE
8.625%	06/15/29		900	1,316,291
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
2.300%	06/01/30		2,670	2,635,837
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28		995	1,104,538
Mexico Generadora de Energia S de rl (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	12/06/32		1,753	1,982,395
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		1,750	1,868,291
6.625%	01/15/27		3,750	3,910,049
Sr. Sec’d. Notes, 144A
2.000%	12/02/25(a)		765	763,930
2.450%	12/02/27		3,325	3,294,783
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	1,100	1,367,986
PECO Energy Co.,
First Mortgage
3.150%	10/15/25		3,500	3,766,452
3.700%	09/15/47		2,400	2,559,980
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28		60	61,524
PPL Capital Funding, Inc.,
Gtd. Notes
4.000%	09/15/47(a)		5,090	5,462,065
5.000%	03/15/44		2,610	3,132,640
Puget Energy, Inc.,
Sr. Sec’d. Notes
4.100%	06/15/30		7,200	7,827,549
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47		6,165	6,389,264
Southern Co. (The),
Jr. Sub. Notes, Series B
5.500%(ff)	03/15/57		342	349,122
				71,029,062
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25		965	1,055,137

A31

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electrical Components & Equipment (cont’d.)
7.250%	06/15/28		925	$1,032,730
				2,087,867
Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		1,500	1,528,152
5.500%	07/31/47		1,000	987,391
				2,515,543
Entertainment — 0.0%
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
4.125%	04/15/26		2,725	2,791,619
Foods — 0.2%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
5.875%	02/15/28(a)		3,700	3,944,715
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	5,900	8,174,409
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,900	2,627,092
Campbell Soup Co.,
Sr. Unsec’d. Notes
2.375%	04/24/30(a)		5,220	5,146,316
Flowers Foods, Inc.,
Sr. Unsec’d. Notes
2.400%	03/15/31(a)		2,461	2,401,246
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29		810	915,784
Kraft Heinz Foods Co.,
Gtd. Notes
4.625%	10/01/39		850	922,527
4.875%	10/01/49(a)		5,100	5,758,887
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
4.250%	04/15/31		3,050	3,039,847
				32,930,823
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.625%	05/20/24		1,150	1,279,042
5.750%	05/20/27		1,361	1,485,127
5.875%	08/20/26		2,200	2,428,308
Eastern Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.600%	12/15/44		85	95,223
NiSource, Inc.,
Sr. Unsec’d. Notes
3.950%	03/30/48(a)		5,540	5,859,201
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Gas (cont’d.)
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		1,200	$1,319,388
Southwest Gas Corp.,
Sr. Unsec’d. Notes
2.200%	06/15/30(a)		1,810	1,764,445
				14,230,734
Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.900%	11/30/46		225	292,772
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/30		3,175	3,200,195
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	4,460	5,332,312
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31	EUR	600	775,084
2.250%	03/07/39	EUR	1,005	1,380,192
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	2,150	2,576,739
1.875%	10/01/49	EUR	1,430	1,773,043
				15,330,337
Healthcare-Services — 0.4%
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42		1,318	1,502,001
CAB SELAS (France),
Sr. Sec’d. Notes, 144A
3.375%	02/01/28	EUR	5,250	6,135,779
Charles River Laboratories International, Inc.,
Gtd. Notes, 144A
3.750%	03/15/29		1,450	1,456,480
HCA, Inc.,
Sr. Sec’d. Notes
4.125%	06/15/29		2,500	2,769,464
4.500%	02/15/27(a)		10,500	11,782,406
4.750%	05/01/23(a)		1,000	1,079,156
5.125%	06/15/39(a)		2,000	2,403,893
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A
2.200%	06/01/30		5,185	5,095,551
3.200%	06/01/50		1,390	1,321,004
Mayo Clinic,
Unsec’d. Notes, Series 2016
4.128%	11/15/52(a)		630	757,325
MEDNAX, Inc.,
Gtd. Notes, 144A
6.250%	01/15/27(a)		2,500	2,671,936

A32

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Memorial Sloan-Kettering Cancer Center,
Unsec’d. Notes, Series 2020
2.955%	01/01/50		4,415	$4,229,430
New York & Presbyterian Hospital (The),
Unsec’d. Notes, Series 2019
3.954%	08/01/2119		3,560	3,831,521
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47		9,675	11,110,657
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.800%	06/30/31(a)		2,321	2,365,323
5.750%	01/30/40		1,126	1,326,055
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.625%	07/15/24		450	459,348
Sr. Sec’d. Notes, 144A
4.625%	06/15/28		315	323,269
7.500%	04/01/25(a)		1,550	1,672,666
Sr. Unsec’d. Notes
6.750%	06/15/23		2,425	2,628,409
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.625%	11/15/41		1,825	2,239,953
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	06/01/26		1,015	1,040,003
				68,201,629
Home Builders — 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A
4.875%	02/15/30(a)		2,000	2,001,052
6.250%	09/15/27(a)		865	904,205
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30(a)		2,440	2,425,614
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		1,620	1,788,743
6.625%	07/15/27		1,900	2,048,472
				9,168,086
Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29		1,525	1,519,839
Household Products/Wares — 0.0%
Spectrum Brands, Inc.,
Gtd. Notes, 144A
4.000%	10/01/26	EUR	2,000	2,398,839
Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.350%	04/01/23		7,518	7,924,745
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Housewares (cont’d.)
Scotts Miracle-Gro Co. (The),
Gtd. Notes, 144A
4.000%	04/01/31		1,725	$1,705,760
				9,630,505
Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.375%	01/15/55		1,125	1,259,581
6.250%	05/01/36		3,700	4,970,067
Arch Capital Finance LLC,
Gtd. Notes
5.031%	12/15/46(a)		950	1,163,070
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43		915	1,119,384
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
4.868%	06/01/44		2,825	3,373,513
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
3.375%	03/03/31		5,735	5,713,654
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	2,200	2,705,196
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29		12,000	13,914,588
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40		1,625	2,338,415
Markel Corp.,
Sr. Unsec’d. Notes
4.150%	09/17/50		1,660	1,830,613
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.625%	09/30/59(a)		596	605,046
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		1,375	1,681,367
				40,674,494
Lodging — 0.0%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32(a)		2,750	2,669,611
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30		1,040	1,162,239
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26(a)		768	806,034
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	08/08/25		1,500	1,673,457
				6,311,341

A33

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	05/01/32	5,825	$5,897,812
4.750%	03/01/30	880	912,205
5.750%	02/15/26	2,932	3,028,291
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52	1,385	1,329,978
5.375%	05/01/47	2,575	2,987,927
6.384%	10/23/35	3,945	5,111,829
6.484%	10/23/45	4,485	5,878,902
Comcast Corp.,
Gtd. Notes
3.450%	02/01/50	2,860	2,937,611
3.700%	04/15/24	265	289,155
3.750%	04/01/40	3,725	4,090,244
3.950%	10/15/25	670	748,537
6.950%	08/15/37	1,100	1,641,132
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31(a)	2,460	2,316,521
Discovery Communications LLC,
Gtd. Notes, 144A
4.000%	09/15/55	1,539	1,519,181
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/44	685	824,100
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22(a)	1,000	1,041,226
Gtd. Notes, 144A
5.375%	06/15/24	395	435,088
			40,989,739
Mining — 0.0%
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	5,415	7,135,459
Miscellaneous Manufacturing — 0.1%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	03/15/25	6,500	6,399,654
7.875%	04/15/27(a)	3,500	3,429,751
			9,829,405
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	5,750	5,794,104
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22	1,238	1,267,762
			7,061,866
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas — 0.6%
Antero Resources Corp.,
Gtd. Notes, 144A
8.375%	07/15/26(a)	1,050	$1,157,117
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26	800	799,743
9.000%	11/01/27	186	237,296
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
4.375%(ff)	06/22/25(oo)	8,240	8,744,920
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33	3,495	4,401,454
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.250%	06/15/37	3,985	4,308,251
Chevron USA, Inc.,
Gtd. Notes
5.050%	11/15/44	690	879,950
5.250%	11/15/43	690	898,650
6.000%	03/01/41	1,420	1,979,817
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25(a)	1,355	1,393,455
ConocoPhillips,
Gtd. Notes, 144A
4.875%	10/01/47(a)	815	995,667
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	1,560	1,803,539
Diamondback Energy, Inc.,
Gtd. Notes
3.125%	03/24/31	455	454,491
4.400%	03/24/51	145	148,599
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.875%	03/30/26	109	109,771
5.375%	03/30/28	1,785	1,811,104
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
4.650%	03/15/25	4,395	4,830,464
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29(a)	425	428,477
6.000%	02/01/31	425	431,104
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.800%	09/15/37	2,450	2,984,953
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.125%	02/01/27(a)	2,000	2,091,792
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.264%(s)	10/10/36	3,000	1,525,620
6.950%	07/01/24(a)	3,500	3,849,819
7.500%	05/01/31	2,450	2,857,093

A34

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Ovintiv, Inc.,
Gtd. Notes
6.500%	08/15/34		1,000	$1,206,185
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.093%	01/15/30		559	580,146
5.375%	10/01/29	GBP	100	148,129
5.600%	01/03/31(a)		1,700	1,790,987
6.625%	01/16/34	GBP	3,880	5,988,016
7.375%	01/17/27		2,905	3,453,497
Gtd. Notes, EMTN
6.250%	12/14/26	GBP	200	310,185
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29	EUR	718	817,792
6.350%	02/12/48		1,902	1,571,338
6.500%	03/13/27		2,560	2,677,158
6.500%	01/23/29		2,000	2,022,673
6.840%	01/23/30		1,282	1,299,581
7.690%	01/23/50		2,077	1,928,368
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	7,440	8,671,029
Range Resources Corp.,
Gtd. Notes
5.000%	03/15/23		1,925	1,959,218
9.250%	02/01/26(a)		2,000	2,171,380
Gtd. Notes, 144A
8.250%	01/15/29(a)		725	775,907
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	03/04/51(a)		2,365	2,304,099
6.500%	06/15/38		1,403	1,874,867
6.800%	05/15/38		1,755	2,394,818
Total Capital International SA (France),
Gtd. Notes
3.127%	05/29/50		4,185	3,959,219
				97,027,738
Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28		6,297	6,849,530
4.000%	12/21/25(a)		246	272,507
				7,122,037
Packaging & Containers — 0.0%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%
5.000%	06/30/27	EUR	4,118	4,938,510
WestRock RKT LLC,
Gtd. Notes
4.900%	03/01/22		1,750	1,818,800
				6,757,310
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals — 0.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.450%	03/15/22	2,533	$2,591,509
4.250%	11/21/49	10,000	11,319,637
4.500%	05/14/35	2,530	2,944,899
4.550%	03/15/35	1,830	2,132,118
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.250%	01/30/30(a)	500	502,142
6.125%	04/15/25	2,000	2,050,155
6.250%	02/15/29	1,715	1,820,558
7.000%	01/15/28	840	912,060
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	1,470	1,336,818
4.125%	06/15/39	1,375	1,599,847
5.000%	08/15/45	2,583	3,319,121
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27	4,808	5,222,412
Sr. Unsec’d. Notes
3.400%	03/15/51	5,035	4,956,565
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29	6,500	6,879,487
4.300%	03/25/28	1,692	1,920,619
5.050%	03/25/48	3,655	4,486,640
5.125%	07/20/45	1,750	2,150,949
5.300%	12/05/43	430	537,496
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.550%	05/28/40	2,035	1,943,696
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	4,545	5,350,303
Viatris, Inc.,
Gtd. Notes, 144A
3.850%	06/22/40	3,905	4,000,910
4.000%	06/22/50	2,710	2,765,585
			70,743,526
Pipelines — 0.3%
Energy Transfer Operating LP,
Gtd. Notes
4.950%	06/15/28(a)	3,815	4,270,415
5.000%	05/15/50(a)	2,835	2,938,490
5.875%	01/15/24	1,300	1,447,989
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	2,990	2,899,166
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.400%	04/01/24(a)	600	605,605
5.600%	04/01/44	350	289,510
Enterprise Products Operating LLC,
Gtd. Notes
6.125%	10/15/39	1,000	1,321,723

A35

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38	1,567	$1,814,575
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.550%	07/01/30	3,465	3,421,864
Kinder Morgan, Inc.,
Gtd. Notes
5.550%	06/01/45	685	820,011
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47	290	331,710
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.375%	08/15/22(a)	1,035	1,073,863
ONEOK Partners LP,
Gtd. Notes
3.375%	10/01/22	2,874	2,968,995
6.850%	10/15/37	3,550	4,522,617
ONEOK, Inc.,
Gtd. Notes
4.950%	07/13/47	1,700	1,803,470
6.350%	01/15/31(a)	3,000	3,763,850
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.605%	02/15/25(a)	1,250	1,341,192
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.300%	01/31/43	2,950	2,701,776
4.700%	06/15/44(a)	855	819,026
4.900%	02/15/45	3,000	2,928,483
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30	1,325	1,310,853
7.500%	10/01/25	1,000	1,074,927
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	395	396,567
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25(a)	1,920	2,107,386
4.900%	01/15/45	1,955	2,167,373
5.400%	03/04/44	3,260	3,793,984
			52,935,420
Real Estate — 0.0%
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29	1,075	1,069,625
Real Estate Investment Trusts (REITs) — 0.3%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28	1,740	1,707,207
4.050%	07/01/30	2,735	2,952,175
4.125%	05/15/29	3,500	3,791,419
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Corporate Office Properties LP,
Gtd. Notes
2.750%	04/15/31		3,630	$3,509,541
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26		410	460,463
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/31		2,640	2,674,014
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26(a)		4,150	4,357,555
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
2.500%	03/24/26	GBP	2,750	3,801,976
3.325%	03/24/25	EUR	4,225	5,362,193
3.692%	06/05/28	GBP	3,900	5,600,636
5.250%	08/01/26		285	294,909
Ventas Realty LP,
Gtd. Notes
3.125%	06/15/23		1,640	1,716,403
VEREIT Operating Partnership LP,
Gtd. Notes
3.400%	01/15/28		7,870	8,317,589
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.250%	04/01/33		4,025	3,757,134
				48,303,214
Retail — 0.1%
AutoNation, Inc.,
Sr. Unsec’d. Notes
4.750%	06/01/30		4,010	4,621,280
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	2,200	2,625,732
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23		1,200	1,306,755
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)		4,435	4,573,396
				13,127,163
Semiconductors — 0.1%
Broadcom, Inc.,
Gtd. Notes
4.750%	04/15/29		16,175	18,181,697
Software — 0.0%
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
2.500%	09/15/50		3,715	3,123,966
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.100%	03/01/41		2,745	2,699,418

A36

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Software (cont’d.)
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50		16	$14,626
2.921%	03/17/52		29	28,534
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.800%	12/15/21		525	532,963
				6,399,507
Telecommunications — 0.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41		6,095	6,024,002
Sr. Unsec’d. Notes, 144A
2.550%	12/01/33		17	16,136
3.500%	09/15/53		12,003	11,099,960
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27(a)		8,540	9,037,364
Sprint Communications, Inc.,
Gtd. Notes
6.000%	11/15/22(a)		2,175	2,325,885
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23		233	235,005
T-Mobile USA, Inc.,
Gtd. Notes
2.625%	02/15/29(a)		2,800	2,717,756
Sr. Sec’d. Notes, 144A
2.550%	02/15/31		14,700	14,364,975
3.000%	02/15/41		480	446,693
3.300%	02/15/51		580	541,091
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.650%	11/20/40		10,330	9,441,698
3.400%	03/22/41		2,445	2,483,450
4.050%	03/22/51	CAD	465	375,011
4.522%	09/15/48		1,625	1,873,563
				60,982,589
Toys/Games/Hobbies — 0.0%
Mattel, Inc.,
Gtd. Notes, 144A
3.375%	04/01/26(a)		1,300	1,330,572
Transportation — 0.1%
Kansas City Southern,
Gtd. Notes
3.500%	05/01/50		3,555	3,560,644
Kansas City Southern de Mexico SA de CV,
Gtd. Notes
3.000%	05/15/23		1,785	1,824,308
Russian Railways Via RZD Capital PLC (Russia),
Sr. Unsec’d. Notes
7.487%	03/25/31	GBP	1,200	2,180,218
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.250%	05/01/25	3,425	$3,685,463
			11,250,633

Total Corporate Bonds (cost $1,145,300,946)			1,174,242,532
Municipal Bonds — 0.3%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	555	634,803
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,330	2,055,515
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs
6.582%	05/15/39	4,685	6,221,211
Los Angeles Department of Water,
Taxable, Revenue Bonds, BABs, Series C
6.008%	07/01/39	1,850	2,393,548
University of California,
Taxable, Revenue Bonds, Series AP
3.931%	05/15/45	340	384,652
Taxable, Revenue Bonds, Series AQ
4.767%	05/15/2115	850	1,052,045
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	360	412,474
			12,519,445
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	955	1,424,554
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A
4.814%	10/01/2114	550	713,246
Illinois — 0.1%
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	11,855	12,618,344
New York — 0.0%
New York State Urban Development Corp.,
Taxable, Revenue Bonds, BABs
5.838%	03/15/40	2,000	2,545,000
North Carolina — 0.1%
North Carolina State Education Assistance Authority,
Taxable, Revenue Bonds, Series 2011-02, Class A3, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.018%(c)	07/25/36	9,900	9,894,574

A37

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Ohio — 0.0%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
8.084%	02/15/50	265	$462,253
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	1,035	1,418,923
Revenue Bonds, BABs, Series B
5.511%	12/01/45	1,815	2,396,145
			3,815,068
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	1,925	2,234,097

Total Municipal Bonds (cost $44,076,280)			46,861,384
Residential Mortgage-Backed Securities — 1.5%
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.000%)
0.299%(c)	03/27/36	862	856,035
Banc of America Funding Trust,
Series 2015-R09, Class 1A1, 144A
1.099%(cc)	12/26/46	3,769	3,802,664
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.709%(c)	04/25/28	1,782	1,782,251
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.559%(c)	04/25/29	682	683,079
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 3.400% (Cap N/A, Floor 0.000%)
3.509%(c)	06/25/30	602	603,804
Series 2020-02A, Class M1A, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.409%(c)	08/26/30	450	450,739
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.200% (Cap N/A, Floor 3.200%)
3.309%(c)	08/26/30	550	554,270
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
4.109%(c)	08/26/30	650	661,273
Series 2020-03A, Class M1A, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.109%(c)	10/25/30	685	687,639
Series 2020-03A, Class M1B, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
2.959%(c)	10/25/30	500	504,219
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
3.809%(c)	10/25/30	650	661,009
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2020-04A, Class M2A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.709%(c)	06/25/30	1,415	$1,414,999
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
3.709%(c)	06/25/30	1,030	1,026,232
BVRT Financing Trust,
Series 2019-01, Class F, 144A, 1 Month LIBOR + 2.150%
2.256%	09/15/21^	12,026	11,973,058
Central Park Funding Trust,
Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.859%(c)	08/29/22	9,506	9,496,059
CIM Trust,
Series 2017-05, Class A3, 144A
4.000%(cc)	05/25/57	4,600	4,599,978
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	5,371	5,374,046
Credit Suisse Mortgage Trust,
Series 2020-RPL5, Class A1, 144A
3.023%(cc)	08/25/60	1,139	1,157,531
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
1.909%(c)	04/25/29	620	620,838
Series 2020-02, Class M1A, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
3.109%(c)	10/25/30	2,460	2,474,879
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 0.000%)
4.109%(c)	10/25/30	1,220	1,239,005
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 0.000%)
4.609%(c)	10/25/30	860	879,369
Fannie Mae Connecticut Avenue Securities,
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
2.509%(c)	05/25/30	1,096	1,098,644
Fannie Mae REMICS,
Series 2012-134, Class IL, IO
3.500%	12/25/32	475	56,638
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
4.017%(c)	11/25/50	2,075	2,124,352
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)
5.209%(c)	06/25/50	485	500,419
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
3.109%(c)	06/25/50	1,619	1,627,024
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
6.109%(c)	08/25/50	3,710	3,904,892

A38

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
3.859%(c)	08/25/50		1,915	$1,932,097
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
4.817%(c)	10/25/50		1,575	1,635,089
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
2.817%(c)	10/25/50		1,180	1,186,825
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)
3.709%(c)	07/25/50		4,940	4,981,152
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
5.359%(c)	09/25/50		750	780,016
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)
3.259%(c)	09/25/50		535	539,054
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.859%(c)	09/25/48		2	2,126
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.759%(c)	01/25/49		53	53,496
Finsbury Square PLC (United Kingdom),
Series 2020-02A, Class A, 144A, 3 Month SONIA + 1.300% (Cap N/A, Floor 0.000%)
1.349%(c)	06/16/70	GBP	1,931	2,689,869
GS Mortgage-Backed Securities Trust,
Series 2019-SL01, Class A1, 144A
2.625%(cc)	01/25/59		8,260	8,387,480
GSMSC Resecuritization Trust,
Series 2015-03R, Class 2A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.249%(c)	10/26/36		945	938,334
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.249%(c)	10/26/36		1,600	1,548,569
HarborView Mortgage Loan Trust,
Series 2005-01, Class 2A1A, 1 Month LIBOR + 0.540% (Cap 10.500%, Floor 0.540%)
0.650%(c)	03/19/35		1,407	1,409,911
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.759%(c)	05/25/29		85	85,547
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.709%(c)	10/25/30		1,800	1,812,411
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)
3.359%(c)	10/25/30		1,000	1,018,798
Series 2020-01, Class M1C, 144A, 1 Month LIBOR + 4.150% (Cap N/A, Floor 4.150%)
4.259%(c)	10/25/30		600	616,000
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Impac Secured Assets Trust,
Series 2006-01, Class 2A2, 1 Month LIBOR + 0.410% (Cap 11.500%, Floor 0.410%)
0.519%(c)	05/25/36		160	$156,391
Series 2006-02, Class 2M1, 1 Month LIBOR + 0.500% (Cap 11.500%, Floor 0.500%)
0.609%(c)	08/25/36		790	792,851
Jupiter Mortgage No. 1 PLC (United Kingdom),
Series 01A, Class B, 144A, 3 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)
1.449%(c)	07/20/60	GBP	2,700	3,707,707
Legacy Mortgage Asset Trust,
Series 2020-SL01, Class A, 144A
2.734%	01/25/60		3,031	3,052,937
Mortgage Repurchase Agreement Financing Trust,
Series 2020-03, Class A1, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.356%(c)	01/23/23		1,510	1,510,269
Series 2020-04, Class A1, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.456%(c)	04/23/23		1,435	1,434,891
Series 2020-04, Class A2, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.456%(c)	04/23/23		2,775	2,774,789
Series 2020-05, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.106%(c)	08/10/23		4,100	4,092,710
Series 2020-05, Class A2, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.106%(c)	08/10/23		21,315	21,277,104
MRA Issuance Trust,
Series 2020-07, Class A, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.715%(c)	12/11/21		26,820	26,829,199
Series 2020-08, Class A1X, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 2.250%)
2.250%(c)	09/23/21		10,560	10,565,826
Series 2020-08, Class A2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 3.500%)
3.500%(c)	09/23/21		6,170	6,174,895
Series 2020-09, Class AX, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 2.250%)
2.250%(c)	05/05/21^		34,200	34,200,000
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.509%(c)	07/25/29		23	22,691
Oaktown Re IV Ltd. (Bermuda),
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 4.750% (Cap N/A, Floor 4.750%)
4.859%(c)	07/25/30		1,853	1,867,587
Oaktown Re V Ltd. (Bermuda),
Series 2020-02A, Class M1A, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
2.509%(c)	10/25/30		391	393,820

A39

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
3.709%(c)	10/25/30		615	$624,717
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
0.759%(c)	06/25/57		3,257	3,263,976
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)
3.924%(c)	12/25/22		11,707	11,775,944
Series 2021-1R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)
3.015%(c)	02/27/24		15,052	15,034,671
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
1.509%(c)	03/25/28		209	209,244
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)
2.809%(c)	03/25/28		2,810	2,831,866
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.309%(c)	06/25/29		18	17,972
Series 2020-02, Class M1A, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 3.150%)
3.259%(c)	10/25/30		3,720	3,728,511
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
4.109%(c)	10/25/30		1,975	1,994,174
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.600% (Cap N/A, Floor 4.600%)
4.709%(c)	10/25/30		1,550	1,579,352
Residential Mortgage Securities PLC (United Kingdom),
Series 32A, Class A, 144A, 3 Month SONIA + 1.250% (Cap N/A, Floor 0.000%)
1.299%(c)	06/20/70	GBP	5,125	7,135,530
Station Place Securitization Trust,
Series 2020-10, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.607%(c)	05/20/21		10,240	10,242,613
WaMu Mortgage Pass-Through Certificates Series Trust,
Series 2004-AR08, Class A1, 1 Month LIBOR + 0.840% (Cap 10.500%, Floor 0.840%)
0.965%(c)	06/25/44		1,070	1,055,066

Total Residential Mortgage-Backed Securities (cost $267,801,683)				268,779,022
Sovereign Bonds — 1.6%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.125%(cc)	07/09/30		6,878	2,300,626
0.125%(cc)	01/09/38		2,304	839,416
1.000%	07/09/29		446	160,643
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		1,735	$1,697,000
3.375%	08/20/50(a)		1,100	1,057,637
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		11,885	12,872,624
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
1.375%	09/23/50	EUR	1,000	1,143,177
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
7.375%	09/18/37(a)		800	1,057,505
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	8,000	10,648,116
Croatia Government International Bond (Croatia),
Unsec’d. Notes
1.500%	06/17/31	EUR	3,000	3,707,810
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	5,500	6,813,701
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
6.000%	07/19/28		1,140	1,280,220
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/11/25	EUR	2,020	2,457,773
4.750%	04/16/26	EUR	2,941	3,557,392
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes, 144A
6.375%	02/11/27		1,400	1,355,806
Hellenic Republic Government Bond (Greece),
Bonds
4.300%	02/24/23	EUR	1,000	1,261,705
4.300%	02/24/24	EUR	1,000	1,307,285
4.300%	02/24/26	EUR	800	1,107,728
4.300%	02/24/31	EUR	2,960	4,471,888
4.300%	02/24/32	EUR	2,410	3,683,968
4.300%	02/24/35	EUR	1,795	2,814,511
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	5,000	6,380,522
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	1,135	1,909,767
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	5,000	6,288,604
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	5,000	5,894,695
1.450%	09/18/26	EUR	1,280	1,546,659
1.750%	04/24/25	EUR	2,000	2,449,612
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	11,820	16,459,862
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes
0.900%	04/01/31	EUR	3,630	4,352,828

A40

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, 144A
1.800%	03/01/41	EUR	3,000	$3,777,601
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
1.750%	09/05/24		2,200	2,273,194
2.125%	10/25/23		3,200	3,324,499
2.375%	02/13/25		3,000	3,171,122
2.625%	04/20/22		1,400	1,432,677
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	1,293	1,520,211
2.375%	11/09/28	EUR	2,000	2,603,303
Sr. Unsec’d. Notes, MTN
1.550%	11/09/23	EUR	2,500	3,030,690
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	4,000	4,544,677
Sr. Unsec’d. Notes, Series 26
0.850%	04/18/25	JPY	500,000	4,506,439
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.750%	01/30/26	EUR	3,500	4,572,108
Portugal Obrigacoes do Tesouro OT (Portugal),
Unsec’d. Notes, 144A
1.000%	04/12/52	EUR	7,000	7,676,348
Province of Quebec (Canada),
Unsec’d. Notes, Series A, MTN
7.140%	02/27/26		3,230	4,074,708
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
9.950%	06/09/21(d)		2,340	880,447
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
5.103%	04/23/48		1,230	1,558,468
Regiao Autonoma Madeira (Portugal),
Gov’t. Gtd. Notes
0.943%	05/29/32	EUR	1,000	1,201,411
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
0.942%(s)	02/20/31	EUR	2,760	2,987,864
4.000%	10/17/49		1,000	1,021,873
Sr. Unsec’d. Notes, EMTN
5.250%	12/07/34	GBP	777	1,441,862
5.345%	01/27/48	EUR	1,000	2,025,645
6.000%	08/04/28	GBP	12,470	22,190,243
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		12,210	14,859,057
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN
3.875%	10/29/35	EUR	2,280	3,092,758
4.125%	03/11/39	EUR	1,576	2,159,888
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
1.850%	11/20/32	EUR	5,000	5,759,231
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
3.125%	05/15/27	EUR	5,500	7,145,465
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	1,205	$1,370,918
2.125%	12/01/30		3,930	3,629,711
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
1.200%	10/31/40	EUR	10,000	12,202,116
2.350%	07/30/33	EUR	6,375	9,107,709
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	625	1,079,707
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22		1,600	1,639,249
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
7.250%	12/23/23		1,660	1,709,954
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
4.375%	01/27/30	EUR	200	214,929
6.750%	06/20/26	EUR	10,000	12,563,309
7.750%	09/01/21		1,500	1,527,789
8.994%	02/01/24		675	749,319
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30	EUR	2,395	2,573,778
7.750%	09/01/22		1,785	1,879,809
8.994%	02/01/24		1,000	1,110,102
9.750%	11/01/28		1,200	1,397,757

Total Sovereign Bonds (cost $277,502,779)				276,467,025
U.S. Government Agency Obligations — 0.1%
Fannie Mae Principal Strips, MTN
2.310%(s)	10/08/27		540	488,122
Federal Home Loan Mortgage Corp.
6.250%	07/15/32		910	1,311,526
6.750%	09/15/29		810	1,140,082
6.750%	03/15/31		2,800	4,054,184
Federal Home Loan Mortgage Corp., MTN
(3.322)%(s)	12/14/29		1,600	1,349,376
Federal National Mortgage Assoc.
6.250%	05/15/29		4,270	5,769,484
6.625%	11/15/30		1,340	1,909,569
7.125%	01/15/30		100	144,007
Tennessee Valley Authority Generic Strips, Bonds
2.769%(s)	09/15/30		2,480	1,963,427
2.897%(s)	03/15/33		461	335,174

Total U.S. Government Agency Obligations (cost $17,669,669)				18,464,951
U.S. Treasury Obligations — 1.5%
U.S. Treasury Bonds
1.375%	11/15/40(h)(k)		67,250	57,257,070
2.875%	05/15/43		22,570	24,700,044
3.125%	02/15/43(k)		3,205	3,648,692
3.375%	05/15/44		16,525	19,579,543
3.625%	08/15/43		24,290	29,831,156
3.750%	11/15/43		26,475	33,139,254

A41

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
U.S. Treasury Notes
0.750%	01/31/28	315	$302,006
1.125%	02/29/28	325	319,313
1.125%	02/15/31	420	396,835
1.250%	03/31/28	15,225	15,067,992
U.S. Treasury Strips Coupon
0.479%(s)	05/15/26	5,000	4,734,180
1.020%(s)	05/15/33	1,195	927,245
1.279%(s)	11/15/41(h)(k)	21,500	12,951,231
1.459%(s)	08/15/40(k)	24,145	15,101,943
1.511%(s)	02/15/25	15,000	14,622,656
1.559%(s)	02/15/26	14,500	13,822,578
1.559%(s)	08/15/35	1,500	1,089,961
1.775%(s)	02/15/40(k)	7,770	4,930,915
1.851%(s)	11/15/40	5,490	3,407,446
1.871%(s)	05/15/31	1,600	1,311,500
2.089%(s)	11/15/35	2,330	1,679,329
2.131%(s)	11/15/28	1,620	1,431,485
2.161%(s)	05/15/29	1,235	1,075,511
U.S. Treasury Strips Principal
1.333%(s)	02/15/49(k)	2,295	1,155,210
2.118%(s)	02/15/45	5,750	3,196,865

Total U.S. Treasury Obligations (cost $300,817,206)			265,679,960

Total Long-Term Investments (cost $12,767,670,821)			14,265,213,519

	Shares
Short-Term Investments — 21.4%
Affiliated Mutual Funds — 20.2%
PGIM Core Ultra Short Bond Fund(wa)	3,250,209,129	3,250,209,129
PGIM Institutional Money Market Fund (cost $338,449,976; includes $338,416,781 of cash collateral for securities on loan)(b)(wa)	338,607,179	338,437,875

Total Affiliated Mutual Funds (cost $3,588,659,105)		3,588,647,004

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(k)(n) — 1.0%
U.S. Treasury Bills
0.025%	06/17/21	177,000	176,996,600
0.045%	09/16/21	100	99,989
0.045%	09/16/21	600	599,938
0.045%	09/16/21	6,000	5,999,376
0.050%	06/17/21	100	99,998

Total U.S. Treasury Obligations (cost $183,789,118)				183,795,901

Value
Options Purchased*~ — 0.2%
(cost $21,834,785)	$26,664,446

Total Short-Term Investments (cost $3,794,283,008)	3,799,107,351

TOTAL INVESTMENTS—101.7% (cost $16,561,953,829)	18,064,320,870

Liabilities in excess of other assets(z) — (1.7)%	(301,638,905)

Net Assets — 100.0%	$17,762,681,965

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
ADR	American Depositary Receipt
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BIBOR	Bangkok Interbank Offered Rate
bps	Basis Points
BROIS	Brazil Overnight Index Swap
BUBOR	Budapest Interbank Offered Rate
CBOE	Chicago Board Options Exchange
CDI	Chess Depository Interest
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
COOIS	Colombia Overnight Interbank Reference Rate
CPI	Consumer Price Index
CVA	Certificate Van Aandelen (Bearer)

A42

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
JIBAR	Johannesburg Interbank Agreed Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
NIBOR	Norwegian Interbank Offered Rate
NSA	Non-Seasonally Adjusted
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
RSP	Savings Shares
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SDR	Sweden Depositary Receipt
SIBOR	Singapore Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor’s Depositary Receipts
STIBOR	Stockholm Interbank Offered Rate
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TELBOR	Tel Aviv Interbank Offered Rate
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WIBOR	Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $48,635,062 and 0.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $333,778,558; cash collateral of $338,416,781 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $153,160. The aggregate value of $116,592 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
S&P 500 Index (FLEX)	Call	01/16/26	$3,820.00		125		13	$9,391,801
S&P 500 Index (FLEX)	Call	01/15/27	$3,830.00		206		21	17,272,645
Total Options Purchased (cost $21,834,785)								$26,664,446
A43

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
716	2 Year U.S. Treasury Notes	Jun. 2021	$158,040,218	$(157,133)
8,941	5 Year U.S. Treasury Notes	Jun. 2021	1,103,305,452	(9,552,077)
15	10 Year Euro-Bund	Jun. 2021	3,012,901	2,679
86	10 Year U.K. Gilt	Jun. 2021	15,127,019	(165,949)
2,986	10 Year U.S. Treasury Notes	Jun. 2021	390,979,375	(4,882,669)
70	10 Year U.S. Ultra Treasury Notes	Jun. 2021	10,058,125	(354,767)
766	20 Year U.S. Treasury Bonds	Jun. 2021	118,418,813	(4,772,816)
3	30 Year Euro Buxl	Jun. 2021	724,869	(2,817)
558	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	101,120,063	(5,318,664)
176	Euro Schatz Index	Jun. 2021	23,136,902	1,907
586	Mini MSCI EAFE Index	Jun. 2021	64,225,600	(294,500)
40	Mini MSCI Emerging Markets Index	Jun. 2021	2,645,000	(29,428)
360	NASDAQ 100 E-Mini Index	Jun. 2021	94,246,200	1,191,632
1,703	Russell 2000 E-Mini Index	Jun. 2021	189,245,875	(10,783,243)
10,041	S&P 500 E-Mini Index	Jun. 2021	1,991,833,170	15,397,119
				(19,720,726)
Short Positions:
5,269	2 Year U.S. Treasury Notes	Jun. 2021	1,163,008,255	1,007,090
962	5 Year Euro-Bobl	Jun. 2021	152,388,800	(290,611)
179	10 Year Euro-Bund	Jun. 2021	35,953,950	(30,963)
219	20 Year U.S. Treasury Bonds	Jun. 2021	33,856,031	150,948
102	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	18,484,313	572,445
211	Euro Schatz Index	Jun. 2021	27,737,990	(9,143)
				1,399,766
				$(18,320,960)
Forward foreign currency exchange contracts outstanding at March 31, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/06/21	JPMorgan Chase Bank, N.A.	AUD	1,187	$919,493	$901,995	$—	$(17,498)
Brazilian Real,
Expiring 04/06/21	Barclays Bank PLC	BRL	4,277	766,771	759,582	—	(7,189)
Expiring 04/06/21	Citibank, N.A.	BRL	1,334	239,855	236,954	—	(2,901)
Expiring 05/04/21	Citibank, N.A.	BRL	5,611	984,748	994,843	10,095	—
British Pound,
Expiring 04/06/21	Citibank, N.A.	GBP	27,262	37,377,104	37,583,940	206,836	—
Expiring 04/06/21	JPMorgan Chase Bank, N.A.	GBP	1,153	1,613,018	1,590,162	—	(22,856)
Expiring 04/06/21	Morgan Stanley & Co. International PLC	GBP	27,661	37,920,778	38,134,481	213,703	—
Expiring 04/19/21	UBS AG	GBP	382	526,769	526,347	—	(422)
Canadian Dollar,
Expiring 04/06/21	Citibank, N.A.	CAD	463	368,282	368,634	352	—
Expiring 04/20/21	UBS AG	CAD	715	569,117	569,183	66	—
Chilean Peso,
Expiring 06/16/21	Citibank, N.A.	CLP	366,649	510,050	509,171	—	(879)
Colombian Peso,
Expiring 06/16/21	Barclays Bank PLC	COP	3,221,152	875,741	877,761	2,020	—
Euro,
Expiring 04/06/21	Barclays Bank PLC	EUR	5,368	6,509,603	6,295,835	—	(213,768)
Expiring 04/06/21	Citibank, N.A.	EUR	262,740	309,507,424	308,153,187	—	(1,354,237)
Expiring 04/06/21	Citibank, N.A.	EUR	72,490	85,610,575	85,019,471	—	(591,104)
A44

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/06/21	JPMorgan Chase Bank, N.A.	EUR	3,750	$4,555,465	$4,398,275	$—	$(157,190)
Expiring 04/06/21	JPMorgan Chase Bank, N.A.	EUR	411	499,798	481,650	—	(18,148)
Japanese Yen,
Expiring 04/06/21	Citibank, N.A.	JPY	81,419	764,551	735,374	—	(29,177)
Mexican Peso,
Expiring 06/16/21	UBS AG	MXN	10,139	491,804	491,850	46	—
South African Rand,
Expiring 04/06/21	JPMorgan Chase Bank, N.A.	ZAR	7,907	519,717	535,231	15,514	—
				$491,130,663	$489,163,926	448,632	(2,415,369)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 04/06/21	Citibank, N.A.	BRL	5,611	$985,907	$996,536	$—	$(10,629)
British Pound,
Expiring 04/06/21	Barclays Bank PLC	GBP	24,931	34,968,899	34,370,866	598,033	—
Expiring 04/06/21	Barclays Bank PLC	GBP	15,799	22,159,430	21,780,463	378,967	—
Expiring 04/06/21	Barclays Bank PLC	GBP	604	844,556	833,053	11,503	—
Expiring 04/06/21	Citibank, N.A.	GBP	2,679	3,712,522	3,693,547	18,975	—
Expiring 04/06/21	Citibank, N.A.	GBP	1,701	2,397,668	2,344,579	53,089	—
Expiring 04/06/21	Citibank, N.A.	GBP	242	341,923	333,888	8,035	—
Expiring 04/06/21	JPMorgan Chase Bank, N.A.	GBP	7,183	10,119,663	9,903,225	216,438	—
Expiring 04/06/21	JPMorgan Chase Bank, N.A.	GBP	2,000	2,769,321	2,757,244	12,077	—
Expiring 04/06/21	JPMorgan Chase Bank, N.A.	GBP	700	969,265	965,038	4,227	—
Expiring 04/06/21	JPMorgan Chase Bank, N.A.	GBP	237	329,195	326,679	2,516	—
Expiring 05/05/21	Citibank, N.A.	GBP	27,262	37,379,674	37,587,539	—	(207,865)
Expiring 05/05/21	Morgan Stanley & Co. International PLC	GBP	27,661	37,923,600	38,138,133	—	(214,533)
Canadian Dollar,
Expiring 04/06/21	Citibank, N.A.	CAD	463	371,520	368,634	2,886	—
Expiring 05/05/21	Citibank, N.A.	CAD	463	368,297	368,650	—	(353)
Chinese Renminbi,
Expiring 05/18/21	Bank of America, N.A.	CNH	3,329	505,807	505,310	497	—
Euro,
Expiring 04/06/21	Bank of America, N.A.	EUR	1,336	1,610,588	1,567,383	43,205	—
Expiring 04/06/21	Barclays Bank PLC	EUR	56,001	68,076,543	65,680,849	2,395,694	—
Expiring 04/06/21	Barclays Bank PLC	EUR	5,009	6,092,802	5,874,491	218,311	—
Expiring 04/06/21	Barclays Bank PLC	EUR	2,005	2,388,841	2,351,439	37,402	—
Expiring 04/06/21	Barclays Bank PLC	EUR	1,031	1,253,758	1,209,631	44,127	—
Expiring 04/06/21	Citibank, N.A.	EUR	212,131	258,000,608	248,796,414	9,204,194	—
Expiring 04/06/21	Citibank, N.A.	EUR	45,692	55,488,426	53,589,178	1,899,248	—
Expiring 04/06/21	Citibank, N.A.	EUR	4,938	5,915,302	5,792,049	123,253	—
Expiring 04/06/21	Citibank, N.A.	EUR	1,013	1,233,861	1,188,273	45,588	—
Expiring 04/06/21	JPMorgan Chase Bank, N.A.	EUR	450	537,863	527,473	10,390	—
Expiring 04/06/21	Morgan Stanley & Co. International PLC	EUR	6,140	7,329,377	7,201,273	128,104	—
Expiring 04/06/21	The Toronto-Dominion Bank	EUR	9,012	10,899,545	10,569,967	329,578	—
Expiring 05/05/21	Barclays Bank PLC	EUR	3,180	3,746,055	3,731,718	14,337	—
Expiring 05/05/21	Citibank, N.A.	EUR	262,740	309,692,918	308,340,162	1,352,756	—
Expiring 05/05/21	Citibank, N.A.	EUR	72,490	85,662,260	85,071,058	591,202	—
A45

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen,
Expiring 04/19/21	Barclays Bank PLC	JPY	101,069	$914,780	$912,983	$1,797	$—
				$974,990,774	$957,677,725	17,746,429	(433,380)
						$18,195,061	$(2,848,749)
Credit default swap agreements outstanding at March 31, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Federation of Russia (D01)	12/20/23	1.000%(Q)	9,000	0.692%	$77,959	$(5,520)	$83,479	Barclays Bank PLC
Government of Malaysia (D01)	12/20/23	1.000%(Q)	3,000	0.226%	64,373	(1,840)	66,213	Barclays Bank PLC
People’s Republic of China (D01)	12/20/23	1.000%(Q)	10,000	0.144%	237,456	(6,134)	243,590	Barclays Bank PLC
Republic of Brazil (D01)	12/20/23	1.000%(Q)	15,000	1.476%	(187,982)	(9,200)	(178,782)	Barclays Bank PLC
Republic of Chile (D01)	12/20/23	1.000%(Q)	3,000	0.280%	59,983	(1,840)	61,823	Barclays Bank PLC
Republic of Colombia (D01)	12/20/23	1.000%(Q)	4,000	0.762%	27,021	(2,453)	29,474	Barclays Bank PLC
Republic of Indonesia (D01)	12/20/23	1.000%(Q)	4,000	0.449%	61,148	(2,453)	63,601	Barclays Bank PLC
Republic of Panama (D01)	12/20/23	1.000%(Q)	3,000	0.434%	47,181	(1,840)	49,021	Barclays Bank PLC
Republic of Peru (D01)	12/20/23	1.000%(Q)	3,000	0.444%	46,388	(1,840)	48,228	Barclays Bank PLC
Republic of Philippines (D01)	12/20/23	1.000%(Q)	3,000	0.221%	64,818	(1,840)	66,658	Barclays Bank PLC
Republic of South Africa (D01)	12/20/23	1.000%(Q)	9,000	1.462%	(109,507)	(5,520)	(103,987)	Barclays Bank PLC
Republic of Turkey (D01)	12/20/23	1.000%(Q)	15,000	4.716%	(1,405,211)	(9,200)	(1,396,011)	Barclays Bank PLC
A46

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Credit default swap agreements outstanding at March 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D01)	12/20/23	1.000%(Q)	13,000	0.596%	$146,751	$(7,974)	$154,725	Barclays Bank PLC
Emirate of Abu Dhabi (D02)	12/20/25	1.000%(Q)	1,200	0.449%	31,301	(2,669)	33,970	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D02)	12/20/25	1.000%(Q)	7,200	2.100%	(352,920)	(16,014)	(336,906)	Morgan Stanley & Co. International PLC
Government of Malaysia (D02)	12/20/25	1.000%(Q)	1,800	0.408%	50,347	(4,004)	54,351	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D02)	12/20/25	1.000%(Q)	1,200	0.634%	20,868	(2,669)	23,537	Morgan Stanley & Co. International PLC
People’s Republic of China (D02)	12/20/25	1.000%(Q)	7,200	0.305%	236,634	(16,014)	252,648	Morgan Stanley & Co. International PLC
Petroleos Mexicanos (D02)	06/20/21	1.000%(Q)	750	1.450%	(508)	(1,839)	1,331	Morgan Stanley & Co. International PLC
Republic of Argentina (D02)	12/20/25	1.000%(Q)	3,000	17.404%	(1,517,507)	(6,673)	(1,510,834)	Morgan Stanley & Co. International PLC
Republic of Chile (D02)	12/20/25	1.000%(Q)	1,200	0.529%	26,773	(2,669)	29,442	Morgan Stanley & Co. International PLC
Republic of Colombia (D02)	12/20/25	1.000%(Q)	3,000	1.230%	(30,741)	(6,673)	(24,068)	Morgan Stanley & Co. International PLC
Republic of Indonesia (D02)	12/20/25	1.000%(Q)	4,800	0.803%	45,290	(10,676)	55,966	Morgan Stanley & Co. International PLC
Republic of Panama (D02)	12/20/25	1.000%(Q)	1,200	0.745%	14,587	(2,669)	17,256	Morgan Stanley & Co. International PLC
Republic of Peru (D02)	12/20/25	1.000%(Q)	1,200	0.755%	14,055	(2,669)	16,724	Morgan Stanley & Co. International PLC
Republic of Philippines (D02)	12/20/25	1.000%(Q)	1,200	0.411%	33,393	(2,669)	36,062	Morgan Stanley & Co. International PLC
Republic of South Africa (D02)	12/20/25	1.000%(Q)	5,400	2.179%	(283,947)	(12,011)	(271,936)	Morgan Stanley & Co. International PLC
A47

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Credit default swap agreements outstanding at March 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Turkey (D02)	12/20/25	1.000%(Q)	7,200	4.743%	$(1,097,844)	$(16,014)	$(1,081,830)	Morgan Stanley & Co. International PLC
Republic of Ukraine (D02)	12/20/25	1.000%(Q)	1,200	4.294%	(164,633)	(2,669)	(161,964)	Morgan Stanley & Co. International PLC
Russian Federation (D02)	12/20/25	1.000%(Q)	3,600	1.025%	(2,956)	(8,007)	5,051	Morgan Stanley & Co. International PLC
State of Qatar (D02)	12/20/25	1.000%(Q)	1,200	0.449%	31,307	(2,669)	33,976	Morgan Stanley & Co. International PLC
United Mexican States (D02)	12/20/25	1.000%(Q)	7,200	1.033%	(8,654)	(16,014)	7,360	Morgan Stanley & Co. International PLC
					$(3,824,777)	$(192,945)	$(3,631,832)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**:
CDX.EM.30.V1 (D01)	12/20/23	1.000%(Q)	94,000	$975,255	$(13,508)	$988,763	Barclays Bank PLC
CDX.EM.34.V1 (D02)	12/20/25	1.000%(Q)	60,000	2,900,377	74,140	2,826,237	Morgan Stanley & Co. International PLC
				$3,875,632	$60,632	$3,815,000
**	The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D02).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
United Mexican States	06/20/23	1.000%(Q)	2,550	$(29,599)	$9,282	$(38,881)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	2,520	(29,251)	23,299	(52,550)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	845	(9,808)	8,688	(18,496)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	840	(9,750)	7,984	(17,734)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	840	(9,750)	2,890	(12,640)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	435	(5,049)	1,589	(6,638)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	335	(2,562)	1,757	(4,319)	Citibank, N.A.
				$(95,769)	$55,489	$(151,258)

A48

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Credit default swap agreements outstanding at March 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	7,800	0.393%	$37,177	$30,568	$6,609	Bank of America, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	2,125	2.772%	(80,999)	(68,477)	(12,522)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	2,100	2.772%	(80,046)	(81,286)	1,240	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	705	2.772%	(26,872)	(27,964)	1,092	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	700	2.772%	(26,682)	(27,264)	582	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	700	2.772%	(26,682)	(22,663)	(4,019)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	355	2.772%	(13,532)	(11,428)	(2,104)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	335	3.566%	(29,841)	(23,534)	(6,307)	Citibank, N.A.
					$(247,477)	$(232,048)	$(15,429)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Currency swap agreements outstanding at March 31, 2021:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
4,820	3 Month LIBOR(Q)	JPY	510,000	3 Month JPY LIBOR minus 29.5bps(Q)	JPMorgan Chase Bank, N.A.	02/22/25	$212,743	$—	$212,743

A49

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Inflation swap agreements outstanding at March 31, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
3,295	01/12/26	2.185%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(68,274)	$(68,274)
2,800	01/13/31	2.229%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(85,146)	(85,146)
8,400	01/13/31	2.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(254,557)	(254,557)
				$—	$(407,977)	$(407,977)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at March 31, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	11,900	02/13/30	1.210%(S)	6 Month BBSW(2)(S)	$(49)	$(366,697)	$(366,648)
AUD	1,790	01/18/31	1.073%(S)	6 Month BBSW(2)(S)	(39)	(92,804)	(92,765)
AUD	1,750	01/18/31	1.081%(S)	6 Month BBSW(2)(S)	(38)	(89,721)	(89,683)
AUD	23,225	02/19/31	1.398%(S)	6 Month BBSW(2)(S)	—	(702,752)	(702,752)
AUD	13,510	03/19/31	1.800%(S)	6 Month BBSW(2)(S)	(1,492)	(43,191)	(41,699)
AUD	4,505	03/19/31	1.850%(S)	6 Month BBSW(2)(S)	(512)	1,768	2,280
BRL	44,323	01/02/25	5.902%(T)	1 Day BROIS(2)(T)	—	(266,889)	(266,889)
BRL	35,290	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(308,000)	(308,000)
BRL	38,603	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(339,137)	(339,137)
BRL	13,051	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	12,046	12,046
BRL	14,797	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	18,353	18,353
BRL	14,093	01/04/27	6.845%(T)	1 Day BROIS(2)(T)	—	(194,501)	(194,501)
BRL	12,110	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(162,396)	(162,396)
BRL	21,877	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(294,726)	(294,726)
BRL	43,159	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(582,782)	(582,782)
BRL	11,949	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	(65,376)	(65,376)
BRL	176,320	01/04/27	7.090%(T)	1 Day BROIS(2)(T)	—	(2,152,672)	(2,152,672)
CAD	15,480	01/14/26	0.875%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(136)	(295,647)	(295,511)
CAD	13,180	01/19/26	0.865%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(115)	(259,502)	(259,387)
CAD	16,515	02/17/26	1.060%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(216)	(219,386)	(219,170)
CAD	6,000	02/16/31	1.608%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(150)	(199,371)	(199,221)
CAD	3,500	02/16/41	2.104%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(125)	(184,550)	(184,425)
CAD	5,000	02/16/46	2.153%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(184)	(287,015)	(286,831)
CHF	3,250	02/19/31	(0.042)%(A)	6 Month CHF LIBOR(2)(S)	—	(12,620)	(12,620)
CLP	15,060,000	01/25/26	1.634%(S)	1 Day CLOIS(2)(S)	—	(864,668)	(864,668)
CLP	12,000,000	02/19/27	2.140%(S)	1 Day CLOIS(2)(S)	—	(610,636)	(610,636)
CNH	33,240	06/14/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(309)	36,082	36,391
CNH	96,000	06/28/24	2.901%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	99,965	99,965
CNH	35,100	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(22)	43,916	43,938
CNH	50,000	10/11/24	2.880%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(97)	54,857	54,954
CNH	620,000	02/23/26	2.921%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1,341)	694,303	695,644
COP	7,750,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	38,381	38,381
COP	64,600,000	02/19/27	3.755%(Q)	1 Day COOIS(2)(Q)	—	(876,734)	(876,734)
COP	5,475,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	(30,376)	(30,376)
COP	3,831,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	(20,542)	(20,542)
EUR	100,000	02/19/23	(0.498)%(A)	1 Day EONIA(1)(A)	—	10,433	10,433
EUR	10,215	05/11/26	0.250%(A)	1 Day EONIA(1)(A)	(126,930)	(461,063)	(334,133)
EUR	10,215	05/11/28	0.500%(A)	1 Day EONIA(2)(A)	833,692	732,793	(100,899)
A50

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest rate swap agreements outstanding at March 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	2,160	05/11/31	0.750%(A)	1 Day EONIA(1)(A)	$(207,934)	$(225,128)	$(17,194)
EUR	3,000	02/23/51	0.388%(A)	6 Month EURIBOR(2)(S)	—	(95,584)	(95,584)
GBP	2,931	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	(14,949)	(14,949)
GBP	5,285	05/08/30	1.100%(A)	1 Day SONIA(1)(A)	(313,947)	(285,280)	28,667
GBP	13,405	05/08/31	1.150%(A)	1 Day SONIA(2)(A)	827,071	793,463	(33,608)
GBP	3,090	02/17/36	0.698%(A)	1 Day SONIA(2)(A)	(77)	(149,244)	(149,167)
GBP	2,535	02/17/41	0.764%(A)	1 Day SONIA(2)(A)	(69)	(145,234)	(145,165)
GBP	3,120	02/17/51	0.768%(A)	1 Day SONIA(2)(A)	(86)	(230,508)	(230,422)
HUF	196,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	(49,657)	(49,657)
HUF	3,067,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	(769,459)	(769,459)
HUF	864,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	—	(172,245)	(172,245)
HUF	2,500,000	09/03/30	1.705%(A)	6 Month BUBOR(2)(S)	(317,910)	(563,083)	(245,173)
ILS	27,250	02/23/31	1.060%(A)	3 Month TELBOR(2)(Q)	—	(189,333)	(189,333)
JPY	2,000,000	02/24/28	0.050%(S)	6 Month JPY LIBOR(2)(S)	—	(13,119)	(13,119)
JPY	1,620,500	02/19/31	0.135%(S)	6 Month JPY LIBOR(2)(S)	—	(21,802)	(21,802)
JPY	1,600,000	02/24/31	0.136%(S)	6 Month JPY LIBOR(2)(S)	—	(21,348)	(21,348)
JPY	1,364,000	02/19/36	0.290%(S)	6 Month JPY LIBOR(2)(S)	—	(26,049)	(26,049)
JPY	2,100,000	02/19/41	0.418%(S)	6 Month JPY LIBOR(2)(S)	—	(26,857)	(26,857)
JPY	666,500	02/19/46	0.499%(S)	6 Month JPY LIBOR(2)(S)	—	(13,140)	(13,140)
JPY	685,500	02/19/51	0.553%(S)	6 Month JPY LIBOR(2)(S)	—	(19,055)	(19,055)
KRW	10,100,000	02/18/31	1.528%(Q)	3 Month KWCDC(2)(Q)	—	(147,044)	(147,044)
MXN	225,220	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)	(530)	5,616	6,146
MXN	88,400	01/12/28	5.020%(M)	28 Day Mexican Interbank Rate(2)(M)	(67)	(341,540)	(341,473)
MXN	12,150	01/03/31	5.550%(M)	28 Day Mexican Interbank Rate(2)(M)	(54)	(54,995)	(54,941)
MXN	32,360	01/13/31	5.460%(M)	28 Day Mexican Interbank Rate(2)(M)	(44)	(158,388)	(158,344)
MXN	123,000	01/15/31	5.450%(M)	28 Day Mexican Interbank Rate(2)(M)	(167)	(607,521)	(607,354)
MXN	125,000	02/05/31	5.740%(M)	28 Day Mexican Interbank Rate(2)(M)	(246)	(487,603)	(487,357)
MXN	32,480	01/03/33	5.715%(M)	28 Day Mexican Interbank Rate(2)(M)	(56)	(175,869)	(175,813)
MXN	9,115	12/28/35	6.000%(M)	28 Day Mexican Interbank Rate(2)(M)	(58)	(54,095)	(54,037)
NOK	83,660	02/19/31	1.654%(A)	6 Month NIBOR(2)(S)	—	(160,309)	(160,309)
NZD	4,200	02/14/30	1.522%(S)	3 Month BBR(2)(Q)	—	(70,357)	(70,357)
NZD	1,690	01/19/31	1.090%(S)	3 Month BBR(2)(Q)	—	(90,583)	(90,583)
NZD	7,340	01/19/31	1.096%(S)	3 Month BBR(2)(Q)	3,533	(390,530)	(394,063)
NZD	3,010	01/26/31	1.098%(S)	3 Month BBR(2)(Q)	—	(160,834)	(160,834)
NZD	14,100	02/22/31	1.584%(S)	3 Month BBR(2)(Q)	—	(322,632)	(322,632)
NZD	530	03/01/31	2.098%(S)	3 Month BBR(2)(Q)	5,995	5,496	(499)
NZD	8,795	03/22/31	1.920%(S)	3 Month BBR(2)(Q)	—	(20,613)	(20,613)
PLN	30,000	09/07/30	1.068%(A)	6 Month WIBOR(2)(S)	(303,723)	(457,759)	(154,036)
PLN	7,120	01/19/31	1.200%(A)	6 Month WIBOR(2)(S)	2,791	(103,327)	(106,118)
PLN	28,000	01/21/31	1.170%(A)	6 Month WIBOR(2)(S)	(25,019)	(427,026)	(402,007)
PLN	7,530	03/16/31	1.760%(A)	6 Month WIBOR(2)(S)	—	(15,871)	(15,871)
SEK	87,830	02/19/31	0.655%(A)	3 Month STIBOR(2)(Q)	—	(113,463)	(113,463)
SGD	2,000	02/19/31	1.370%(S)	6 Month SIBOR(2)(S)	—	(51,510)	(51,510)
THB	94,000	02/19/31	1.380%(S)	6 Month BIBOR(2)(S)	—	(92,572)	(92,572)
	100,000	02/18/23	0.104%(A)	1 Day USOIS(1)(A)	—	51,174	51,174
	61,130	02/23/23	0.105%(A)	1 Day USOIS(1)(A)	—	31,494	31,494
	8,970	01/19/26	0.380%(A)	1 Day USOIS(1)(A)	—	176,073	176,073
	10,140	01/21/26	0.374%(A)	1 Day USOIS(1)(A)	—	203,160	203,160
	6,100	02/14/30	1.382%(A)	1 Day USOIS(1)(A)	—	28,880	28,880
	725	01/19/31	0.931%(A)	1 Day USOIS(1)(A)	—	40,652	40,652
	2,110	01/20/31	0.915%(A)	1 Day USOIS(1)(A)	—	121,493	121,493
	10,510	03/22/31	1.449%(A)	1 Day USOIS(1)(A)	—	108,436	108,436
ZAR	15,900	07/07/25	5.160%(Q)	3 Month JIBAR(1)(Q)	(789)	14,492	15,281
ZAR	13,600	12/17/25	4.855%(Q)	3 Month JIBAR(1)(Q)	—	37,086	37,086
ZAR	54,400	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	(2,248)	41,590	43,838
ZAR	73,000	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(20,602)	49,570	70,172
ZAR	39,200	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	988	48,242	47,254
A51

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest rate swap agreements outstanding at March 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	34,900	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	$(296)	$74,029	$74,325
ZAR	23,100	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(204)	55,388	55,592
ZAR	4,100	04/01/30	8.600%(Q)	3 Month JIBAR(2)(Q)	(15)	25,531	25,546
ZAR	7,800	04/03/30	9.300%(Q)	3 Month JIBAR(2)(Q)	(148)	74,349	74,497
ZAR	24,600	06/12/30	7.250%(Q)	3 Month JIBAR(2)(Q)	(1,397)	(22,412)	(21,015)
ZAR	109,800	07/07/30	7.040%(Q)	3 Month JIBAR(2)(Q)	(2,913)	(174,260)	(171,347)
ZAR	6,600	08/03/30	7.030%(Q)	3 Month JIBAR(2)(Q)	(99)	(12,587)	(12,488)
ZAR	200,000	12/01/30	6.888%(Q)	3 Month JIBAR(2)(Q)	(125,027)	(637,066)	(512,039)
ZAR	116,600	01/15/31	6.765%(Q)	3 Month JIBAR(2)(Q)	(213,982)	(430,101)	(216,119)
ZAR	66,700	03/18/31	7.660%(Q)	3 Month JIBAR(2)(Q)	(1,773)	8,462	10,235
ZAR	35,000	03/25/31	7.600%(Q)	3 Month JIBAR(2)(Q)	(995)	(8,357)	(7,362)
					$1,840	$(15,066,479)	$(15,068,319)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreement:
MYR	9,500	02/17/31	2.875%(Q)	3 Month KLIBOR(2)(Q)	$(54,888)	$(119)	$(54,769)	JPMorgan Chase Bank, N.A.

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2021:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
IOS.FN30.450.10 Index(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	483	$2,729	$(978)	$3,707
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A52